UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series High Income Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
New Fortress Energy, Inc.	2.4
Mesquite Energy, Inc.	2.3
Uniti Group LP / Uniti Group Finance, Inc.	1.8
Tenet Healthcare Corp.	1.8
Southeastern Grocers, Inc.	1.8
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7
TransDigm, Inc.	1.6
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.5
Community Health Systems, Inc.	1.4
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	1.4
17.6

Market Sectors (% of Fund's net assets)

Energy	14.8
Healthcare	8.7
Telecommunications	8.4
Services	6.7
Technology	6.4

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 17.7%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 82.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.7%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	4,594,000	4,166,758
3.375% 8/15/26	11,882,000	8,216,403
		12,383,161
Energy - 1.6%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,175,827	6,970,067
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,028,327	12,023,517
		18,993,584
TOTAL CONVERTIBLE BONDS		31,376,745
Nonconvertible Bonds - 79.8%
Aerospace - 3.0%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,021,602
5.875% 12/1/27	4,240,000	3,853,888
Bombardier, Inc. 7.875% 4/15/27 (d)	4,233,000	4,020,207
BWX Technologies, Inc. 4.125% 6/30/28 (d)	3,247,000	2,841,125
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	830,000	651,135
4.625% 3/1/28 (d)	3,375,000	2,952,450
Moog, Inc. 4.25% 12/15/27 (d)	830,000	742,734
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	1,988,323
5.5% 11/15/27	12,420,000	11,240,100
6.25% 3/15/26 (d)	2,890,000	2,850,725
7.5% 3/15/27	1,455,000	1,433,728
8% 12/15/25 (d)	1,395,000	1,419,413
		35,015,430
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	1,325,000	1,261,826
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	2,715,000	2,129,517
3.815% 11/2/27	1,640,000	1,408,681
		3,538,198
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	970,000	857,344
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	9,005,000	1,801,000
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	1,670,000	1,248,776
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	2,505,000	2,153,491
4.125% 7/1/30 (d)	845,000	691,454
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,803,794
5% 9/15/29	725,000	687,371
Univision Communications, Inc.:
4.5% 5/1/29 (d)	2,170,000	1,826,880
6.625% 6/1/27 (d)	3,080,000	3,041,500
		13,254,266
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	1,934,000	1,793,282
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	2,210,000	1,768,442
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,335,000	1,172,183
6% 12/1/29 (d)	1,230,000	1,002,881
		5,736,788
Cable/Satellite TV - 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	3,680,000	2,907,200
4.25% 1/15/34 (d)	550,000	404,250
4.5% 8/15/30 (d)	2,885,000	2,341,351
4.5% 5/1/32	5,635,000	4,451,650
4.5% 6/1/33 (d)	3,195,000	2,422,802
4.75% 3/1/30 (d)	4,755,000	3,996,102
4.75% 2/1/32 (d)	550,000	440,026
5% 2/1/28 (d)	1,495,000	1,352,975
5.375% 6/1/29 (d)	1,705,000	1,523,213
CSC Holdings LLC:
4.125% 12/1/30 (d)	2,050,000	1,612,879
4.5% 11/15/31 (d)	555,000	431,665
4.625% 12/1/30 (d)	5,335,000	3,839,986
5.375% 2/1/28 (d)	3,840,000	3,542,400
5.75% 1/15/30 (d)	3,435,000	2,627,775
7.5% 4/1/28 (d)	3,345,000	2,898,008
Dolya Holdco 18 DAC 5% 7/15/28 (d)	1,680,000	1,430,353
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	2,875,000	2,429,375
6.5% 9/15/28 (d)	6,315,000	3,978,450
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	4,400,000	3,826,240
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	2,090,000	1,656,158
Ziggo BV 4.875% 1/15/30 (d)	1,455,000	1,229,475
		49,342,333
Capital Goods - 0.8%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,905,000	1,651,864
Vertical Holdco GmbH 7.625% 7/15/28 (d)	2,315,000	1,913,405
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	5,865,000	5,256,506
		8,821,775
Chemicals - 3.8%
CVR Partners LP 6.125% 6/15/28 (d)	2,072,000	1,874,663
Element Solutions, Inc. 3.875% 9/1/28 (d)	1,999,000	1,699,150
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	3,400,000	3,081,998
7% 12/31/27 (d)	440,000	369,600
LSB Industries, Inc. 6.25% 10/15/28 (d)	3,330,000	3,023,274
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,448,804
5.65% 12/1/44	2,152,000	1,479,500
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,900,000	1,548,819
4.875% 6/1/24 (d)	1,290,000	1,254,525
5% 5/1/25 (d)	940,000	895,247
5.25% 6/1/27 (d)	4,320,000	3,855,946
Nufarm Australia Ltd. 5% 1/27/30 (d)	2,575,000	2,178,218
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	2,030,000	1,647,981
6.25% 10/1/29 (d)	2,255,000	1,561,486
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,550,000	1,232,250
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,645,000	1,283,100
5.375% 5/15/27	2,604,000	2,331,674
5.75% 11/15/28 (d)	10,255,000	8,711,623
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	3,140,000	2,427,157
		43,905,015
Consumer Products - 0.3%
Mattel, Inc.:
3.375% 4/1/26 (d)	340,000	310,119
3.75% 4/1/29 (d)	3,225,000	2,783,022
		3,093,141
Containers - 0.8%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	610,000	524,454
Sealed Air Corp. 5% 4/15/29 (d)	2,240,000	2,043,216
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	3,574,000	3,280,700
8.5% 8/15/27 (d)	3,080,000	2,896,098
		8,744,468
Diversified Financial Services - 2.7%
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	3,705,000	2,421,635
3.625% 10/1/31 (d)	4,210,000	2,492,903
Hightower Holding LLC 6.75% 4/15/29 (d)	2,245,000	1,827,716
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,160,000	2,638,189
5.25% 5/15/27	6,865,000	6,324,381
6.25% 5/15/26	4,350,000	4,186,875
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	1,415,000	1,126,295
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	2,677,815
3.875% 9/15/28	4,865,000	3,788,376
7.125% 3/15/26	3,970,000	3,831,050
		31,315,235
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	6,565,000	5,584,583
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	960,000	813,600
		6,398,183
Energy - 11.3%
Altus Midstream LP 5.875% 6/15/30 (d)	1,535,000	1,440,096
Apache Corp. 4.25% 1/15/30	775,000	689,529
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	2,540,000	2,152,650
CGG SA 8.75% 4/1/27 (d)	750,000	663,135
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	4,285,000	4,220,125
CNX Resources Corp. 7.375% 1/15/31 (d)	625,000	620,419
Colgate Energy Partners III LLC:
5.875% 7/1/29 (d)	3,318,000	3,077,445
7.75% 2/15/26 (d)	860,000	855,452
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,550,000	1,398,751
6.75% 3/1/29 (d)	4,110,000	3,935,325
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	9,034,000	8,497,171
5.75% 4/1/25	3,105,000	3,027,375
6% 2/1/29 (d)	4,453,000	4,164,000
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	1,295,000	1,176,412
5.625% 10/15/25 (d)	230,000	222,456
CVR Energy, Inc.:
5.25% 2/15/25 (d)	3,960,000	3,815,757
5.75% 2/15/28 (d)	3,580,000	3,239,900
Delek Logistics Partners LP 7.125% 6/1/28 (d)	3,905,000	3,496,718
DT Midstream, Inc. 4.125% 6/15/29 (d)	1,140,000	985,530
EnLink Midstream LLC 5.625% 1/15/28 (d)	665,000	637,369
EQM Midstream Partners LP:
6% 7/1/25 (d)	140,000	135,592
6.5% 7/1/27 (d)	1,962,000	1,912,950
7.5% 6/1/27 (d)	735,000	725,813
7.5% 6/1/30 (d)	735,000	714,788
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,160,000	1,954,260
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,110,000	1,064,180
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,115,000	953,492
5.125% 6/15/28 (d)	3,025,000	2,783,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	775,000	709,125
6.25% 11/1/28 (d)	775,000	728,500
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	2,280,000	2,060,653
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	10,580,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	13,490,000	13,085,300
6.75% 9/15/25 (d)	13,740,000	13,488,641
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	4,110,000	3,718,064
Occidental Petroleum Corp.:
7.5% 5/1/31	2,575,000	2,768,125
7.875% 9/15/31	635,000	691,077
8.875% 7/15/30	2,170,000	2,462,950
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	145,000	122,525
4.95% 7/15/29 (d)	1,480,000	1,298,385
6.875% 4/15/40 (d)	655,000	534,742
SM Energy Co. 5.625% 6/1/25	2,035,000	1,976,816
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,415,648
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,670,000	1,434,363
5.875% 3/15/28	875,000	832,979
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	1,155,000	979,014
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	3,125,000	2,802,000
6% 3/1/27 (d)	6,240,000	5,888,512
6% 12/31/30 (d)	5,130,000	4,643,779
6% 9/1/31 (d)	3,695,000	3,289,078
7.5% 10/1/25 (d)	1,330,000	1,343,234
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	1,096,445	1,065,821
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	202,000	200,901
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	565,600	544,441
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	883,750	846,191
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	1,393,799	1,369,408
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,885,000	1,616,388
4.125% 8/15/31 (d)	1,865,000	1,589,968
		132,066,319
Environmental - 1.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)	1,730,000	1,473,009
Darling Ingredients, Inc. 6% 6/15/30 (d)	910,000	875,875
Madison IAQ LLC:
4.125% 6/30/28 (d)	3,730,000	3,086,575
5.875% 6/30/29 (d)	10,110,000	6,925,350
Stericycle, Inc.:
3.875% 1/15/29 (d)	2,775,000	2,410,337
5.375% 7/15/24 (d)	575,000	566,375
		15,337,521
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	9,110,000	7,538,525
4.875% 2/15/30 (d)	2,205,000	1,956,938
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	4,720,000	2,829,829
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675,000	562,449
		12,887,741
Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5% 12/15/28 (d)	5,435,000	4,017,773
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	3,660,000	3,195,070
Performance Food Group, Inc. 5.5% 10/15/27 (d)	1,505,000	1,422,556
Post Holdings, Inc.:
4.625% 4/15/30 (d)	1,290,000	1,088,521
5.5% 12/15/29 (d)	1,325,000	1,192,394
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	4,030,000	3,376,616
TreeHouse Foods, Inc. 4% 9/1/28	860,000	725,625
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	9,450,000	7,157,215
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	820,000	711,366
4.75% 2/15/29 (d)	2,180,000	1,932,025
		24,819,161
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	3,630,000	3,030,150
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	2,675,000	2,610,084
8.125% 7/1/27 (d)	4,489,000	4,365,553
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	4,500,000	3,532,500
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	2,355,000	2,313,788
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	975,000	859,628
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	2,725,000	2,016,500
5.875% 9/1/31 (d)	1,295,000	917,663
Station Casinos LLC 4.5% 2/15/28 (d)	1,665,000	1,434,398
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,039,000	2,643,322
		23,723,586
Healthcare - 8.1%
1375209 BC Ltd. 9% 1/30/28 (d)	1,306,000	1,263,555
180 Medical, Inc. 3.875% 10/15/29 (d)	2,065,000	1,744,925
AMN Healthcare 4% 4/15/29 (d)	3,205,000	2,757,832
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,000,000	1,687,607
4.625% 7/15/28 (d)	1,750,000	1,581,493
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	2,316,000	1,783,320
14% 10/15/30 (d)	461,000	263,923
Cano Health, Inc. 6.25% 10/1/28 (d)	1,930,000	1,549,938
Catalent Pharma Solutions 3.5% 4/1/30 (d)	3,245,000	2,620,338
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,150,000	994,750
4.25% 5/1/28 (d)	472,000	429,378
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	4,055,000	2,716,566
5.25% 5/15/30 (d)	7,690,000	5,325,325
5.625% 3/15/27 (d)	4,905,000	3,908,647
6% 1/15/29 (d)	2,290,000	1,699,959
6.125% 4/1/30 (d)	2,885,000	1,182,850
6.875% 4/15/29 (d)	3,575,000	1,438,576
8% 3/15/26 (d)	1,075,000	927,188
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	2,070,000	1,745,915
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	855,000	618,191
4.625% 6/1/30 (d)	7,480,000	5,831,595
Embecta Corp. 5% 2/15/30 (d)	860,000	737,244
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	3,010,000	2,351,563
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,520,000	3,075,600
Hologic, Inc.:
3.25% 2/15/29 (d)	3,405,000	2,893,569
4.625% 2/1/28 (d)	6,000	5,610
Jazz Securities DAC 4.375% 1/15/29 (d)	3,880,000	3,443,500
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	785,000	668,079
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	1,465,000	1,244,953
Option Care Health, Inc. 4.375% 10/31/29 (d)	3,020,000	2,608,012
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,935,000	3,466,027
5.125% 4/30/31 (d)	2,160,000	1,834,423
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,010,000	782,104
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	2,290,000	1,969,400
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,970,000	1,571,130
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	5,310,000	3,970,498
Teleflex, Inc. 4.25% 6/1/28 (d)	930,000	841,464
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	3,290,000	2,771,825
4.375% 1/15/30 (d)	1,990,000	1,669,610
4.625% 6/15/28 (d)	3,350,000	2,939,607
6.125% 10/1/28 (d)	9,780,000	8,464,590
6.125% 6/15/30 (d)	2,820,000	2,603,255
6.25% 2/1/27 (d)	2,741,000	2,615,791
		94,599,725
Homebuilders/Real Estate - 3.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	985,000	739,981
Howard Hughes Corp.:
4.125% 2/1/29 (d)	1,325,000	1,035,526
4.375% 2/1/31 (d)	1,325,000	995,605
Kennedy-Wilson, Inc. 4.75% 2/1/30	4,055,000	3,183,175
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	3,265,000	2,245,896
4.625% 8/1/29	1,540,000	1,220,034
5% 10/15/27	11,120,000	9,522,056
Railworks Holdings LP 8.25% 11/15/28 (d)	2,855,000	2,623,854
TopBuild Corp. 4.125% 2/15/32 (d)	3,180,000	2,489,855
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	6,395,000	5,227,566
6.5% 2/15/29 (d)	22,416,000	16,083,480
		45,367,028
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	3,710,000	2,954,088
3.75% 5/1/29 (d)	495,000	421,693
4% 5/1/31 (d)	1,540,000	1,287,359
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,785,000	1,571,371
		6,234,511
Insurance - 0.6%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	3,740,000	3,366,449
AmWINS Group, Inc. 4.875% 6/30/29 (d)	3,540,000	3,026,137
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,355,000	1,114,488
		7,507,074
Leisure - 2.6%
Carnival Corp.:
5.75% 3/1/27 (d)	5,650,000	3,926,750
6% 5/1/29 (d)	4,475,000	2,968,122
6.65% 1/15/28	300,000	190,858
7.625% 3/1/26 (d)	6,815,000	5,124,539
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	1,485,000	1,046,480
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	3,160,000	2,742,810
5.875% 3/15/26 (d)	890,000	728,688
7.75% 2/15/29 (d)	2,010,000	1,598,613
NCL Finance Ltd. 6.125% 3/15/28 (d)	640,000	497,600
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,110,000	3,246,900
5.375% 7/15/27 (d)	1,535,000	1,193,180
5.5% 8/31/26 (d)	3,160,000	2,583,616
5.5% 4/1/28 (d)	3,905,000	3,006,850
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	630,000	491,104
Voc Escrow Ltd. 5% 2/15/28 (d)	1,440,000	1,185,466
		30,531,576
Metals/Mining - 0.9%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,005,000	812,894
ERO Copper Corp. 6.5% 2/15/30 (d)	3,950,000	2,893,375
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	3,115,000	2,884,685
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	860,000	754,448
Mineral Resources Ltd. 8.5% 5/1/30 (d)	1,400,000	1,377,683
PMHC II, Inc. 9% 2/15/30 (d)	2,130,000	1,403,453
		10,126,538
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	1,165,000	883,757
6% 6/15/27 (d)	1,985,000	1,904,746
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	815,000	773,761
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	390,000	374,486
Glatfelter Corp. 4.75% 11/15/29 (d)	1,385,000	891,594
SPA Holdings 3 OY 4.875% 2/4/28 (d)	4,520,000	3,598,438
		8,426,782
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	1,685,000	1,503,863
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	4,195,000	3,408,857
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	2,680,000	2,187,550
Garden SpinCo Corp. 8.625% 7/20/30 (d)	550,000	565,705
Yum! Brands, Inc. 4.625% 1/31/32	3,225,000	2,757,472
		5,510,727
Services - 5.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	3,646,000	3,326,975
APX Group, Inc. 6.75% 2/15/27 (d)	1,280,000	1,248,645
Aramark Services, Inc. 5% 2/1/28 (d)	1,560,000	1,421,324
ASGN, Inc. 4.625% 5/15/28 (d)	2,280,000	2,027,444
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	9,020,000	7,947,342
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	6,812,000	4,897,597
CoreCivic, Inc.:
4.75% 10/15/27	4,361,000	3,618,587
8.25% 4/15/26	7,700,000	7,812,616
Fair Isaac Corp. 4% 6/15/28 (d)	1,535,000	1,388,929
Gartner, Inc.:
3.625% 6/15/29 (d)	985,000	837,250
3.75% 10/1/30 (d)	1,600,000	1,343,993
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	7,761,000	7,280,788
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	5,185,000	4,536,875
PowerTeam Services LLC 9.033% 12/4/25 (d)	840,000	701,954
Service Corp. International:
4% 5/15/31	2,505,000	2,079,708
5.125% 6/1/29	2,272,000	2,116,277
Sotheby's 7.375% 10/15/27 (d)	6,200,000	5,998,500
The GEO Group, Inc. 9.5% 12/31/28 (d)	2,110,000	1,941,200
TriNet Group, Inc. 3.5% 3/1/29 (d)	3,950,000	3,273,563
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	4,717,000	4,398,455
		68,198,022
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	1,140,000	957,826
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	2,705,000	2,373,583
		3,331,409
Super Retail - 1.7%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	589,063
Carvana Co.:
4.875% 9/1/29 (d)	1,330,000	588,525
5.5% 4/15/27 (d)	2,050,000	974,218
5.875% 10/1/28 (d)	550,000	251,807
10.25% 5/1/30 (d)	300,000	180,000
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,875,000	2,587,500
8.5% 10/30/25 (d)	4,985,000	4,604,671
LBM Acquisition LLC 6.25% 1/15/29 (d)	2,315,000	1,619,296
Levi Strauss & Co. 3.5% 3/1/31 (d)	2,235,000	1,787,899
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	1,425,000	1,011,950
7.875% 5/1/29 (d)	1,100,000	613,250
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,183,380
4.375% 4/1/30	1,090,000	836,575
Wolverine World Wide, Inc. 4% 8/15/29 (d)	3,250,000	2,567,500
		19,395,634
Technology - 5.6%
Acuris Finance U.S. 5% 5/1/28 (d)	5,520,000	4,471,200
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	760,000	592,800
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	3,485,000	3,018,881
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	810,000	694,639
4.875% 7/1/29 (d)	820,000	683,675
Coherent Corp. 5% 12/15/29 (d)	3,575,000	3,066,921
CommScope, Inc.:
4.75% 9/1/29 (d)	1,415,000	1,196,855
6% 3/1/26 (d)	1,260,000	1,215,335
7.125% 7/1/28 (d)	2,505,000	2,121,554
8.25% 3/1/27 (d)	770,000	683,607
Elastic NV 4.125% 7/15/29 (d)	3,310,000	2,763,602
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	2,285,000	2,018,954
5.95% 6/15/30 (d)	3,020,000	2,755,750
Gartner, Inc. 4.5% 7/1/28 (d)	2,505,000	2,321,459
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	4,095,000	3,255,525
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,810,000	4,121,545
onsemi 3.875% 9/1/28 (d)	1,875,000	1,652,063
Open Text Corp.:
3.875% 2/15/28 (d)	2,815,000	2,409,471
3.875% 12/1/29 (d)	3,245,000	2,571,663
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	2,710,000	1,789,582
5.375% 12/1/28 (d)	19,245,000	8,100,990
Roblox Corp. 3.875% 5/1/30 (d)	3,450,000	2,846,250
Sensata Technologies BV 4% 4/15/29 (d)	1,330,000	1,120,126
TTM Technologies, Inc. 4% 3/1/29 (d)	6,735,000	5,624,660
Twilio, Inc. 3.875% 3/15/31	1,270,000	1,035,749
Uber Technologies, Inc. 8% 11/1/26 (d)	3,275,000	3,287,118
		65,419,974
Telecommunications - 8.0%
Altice Financing SA:
5% 1/15/28 (d)	2,610,000	2,063,619
5.75% 8/15/29 (d)	13,650,000	10,777,187
Altice France Holding SA 6% 2/15/28 (d)	6,280,000	4,105,550
Altice France SA:
5.125% 1/15/29 (d)	5,910,000	4,447,275
5.125% 7/15/29 (d)	2,830,000	2,131,485
5.5% 1/15/28 (d)	4,455,000	3,571,440
5.5% 10/15/29 (d)	20,000	15,250
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	16,554,000	14,319,210
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	765,000	650,429
5.625% 9/15/28 (d)	605,000	480,999
Consolidated Communications, Inc. 5% 10/1/28 (d)	930,000	720,615
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	3,330,000	2,913,750
5.875% 10/15/27 (d)	1,685,000	1,549,907
5.875% 11/1/29	2,485,000	1,935,852
6% 1/15/30 (d)	2,115,000	1,653,930
8.75% 5/15/30 (d)	1,675,000	1,710,594
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	3,100,000	2,845,056
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	565,000	430,813
4.25% 7/1/28 (d)	5,030,000	4,149,750
Lumen Technologies, Inc. 4.5% 1/15/29 (d)	6,305,000	4,444,726
Millicom International Cellular SA:
4.5% 4/27/31 (d)	3,880,000	2,902,240
5.125% 1/15/28 (d)	211,500	180,079
Sable International Finance Ltd. 5.75% 9/7/27 (d)	748,000	659,175
SBA Communications Corp. 3.125% 2/1/29	1,630,000	1,317,415
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	2,212,541
7.2% 7/18/36	1,449,000	1,128,423
7.721% 6/4/38	400,000	318,000
Uniti Group, Inc. 6% 1/15/30 (d)	5,895,000	4,022,925
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	2,980,000	2,462,632
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	3,745,000	2,979,985
Windstream Escrow LLC 7.75% 8/15/28 (d)	7,880,000	6,818,564
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	2,600,000	2,008,500
6.125% 3/1/28 (d)	1,755,000	1,167,075
		93,094,991
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	3,550,000	2,713,869
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	580,000	465,036
		3,178,905
Transportation Ex Air/Rail - 0.5%
Golar LNG Ltd. 7% 10/20/25	1,690,000	1,588,600
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	1,020,000	806,579
Seaspan Corp. 5.5% 8/1/29 (d)	4,095,000	3,153,883
		5,549,062
Utilities - 3.3%
Clearway Energy Operating LLC 3.75% 2/15/31 (d)	1,750,000	1,461,250
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,807,000	3,619,247
InterGen NV 7% 6/30/23 (d)	10,532,000	10,308,195
NRG Energy, Inc.:
3.375% 2/15/29 (d)	2,360,000	1,965,811
5.25% 6/15/29 (d)	2,565,000	2,327,738
PG&E Corp.:
5% 7/1/28	4,420,000	3,983,724
5.25% 7/1/30	6,030,000	5,339,535
Pike Corp. 5.5% 9/1/28 (d)	5,677,000	4,847,477
Vistra Operations Co. LLC:
5% 7/31/27 (d)	2,849,000	2,628,203
5.625% 2/15/27 (d)	1,965,000	1,873,195
		38,354,375
TOTAL NONCONVERTIBLE BONDS		929,857,383
TOTAL CORPORATE BONDS (Cost $1,140,607,526)		961,234,128

Common Stocks - 4.0%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (f)	105,200	695,372
Energy - 1.6%
California Resources Corp. warrants 10/27/24 (f)	2,871	40,768
Jonah Energy Parent LLC (c)(f)	148,945	9,472,902
Mesquite Energy, Inc. (c)(f)	149,356	8,278,818
New Fortress Energy, Inc.	22,500	1,239,075
TOTAL ENERGY		19,031,563
Food & Drug Retail - 1.8%
Southeastern Grocers, Inc. (b)(c)(f)	963,443	20,839,259
Gaming - 0.2%
Caesars Entertainment, Inc. (f)	57,300	2,505,729
Metals/Mining - 0.0%
Elah Holdings, Inc. (c)(f)	333	24,309
Telecommunications - 0.0%
GTT Communications, Inc. rights (c)(f)	160,059	160,059
Utilities - 0.3%
EQT Corp.	69,900	2,924,616
TOTAL COMMON STOCKS (Cost $20,426,820)		46,180,907

Bank Loan Obligations - 5.8%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.208% 5/25/26 (g)(h)(i)	1,965,493	1,883,591
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.458% 8/24/26 (g)(h)(i)	4,463,270	865,874
TOTAL BROADCASTING		2,749,465
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (g)(h)(i)	2,143,296	1,486,461
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(g)(h)(i)	2,569,080	2,440,626
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (g)(h)(i)	1,920,000	1,751,520
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (g)(h)(i)	2,054,475	1,867,374
TOTAL CHEMICALS		6,059,520
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(i)	2,376,285	2,149,943
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(i)	1,594,948	1,443,030
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(i)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(i)	1,217,000	0
TOTAL ENERGY		3,592,973
Healthcare - 0.6%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7041% 12/13/26 (g)(h)(i)	128,684	121,687
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (g)(h)(i)	6,879,962	6,524,475
TOTAL HEALTHCARE		6,646,162
Insurance - 0.4%
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.326% 4/25/25 (g)(h)(i)	4,387,735	4,297,699
Leisure - 0.5%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (g)(h)(i)	5,792,979	5,372,988
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (g)(h)(i)	2,044,875	1,966,761
Services - 0.8%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.5039% 12/10/29 (g)(h)(i)	225,000	190,406
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (g)(h)(i)	2,252,975	2,062,103
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (g)(h)(i)	4,730,712	4,083,219
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (g)(h)(i)	3,360,000	2,949,811
TOTAL SERVICES		9,285,539
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 3/5/28 (g)(h)(i)	2,785,930	2,617,381
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (g)(h)(i)	5,480,263	4,676,035
TOTAL SUPER RETAIL		7,293,416
Technology - 0.8%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.9671% 2/15/29 (g)(h)(i)	5,782,898	5,272,094
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(i)(j)	982,609	895,815
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1123% 7/6/29 (g)(h)(i)	565,000	552,406
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.0039% 4/4/26 (g)(h)(i)	1,613,367	1,534,716
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7539% 8/27/25 (g)(h)(i)	827,467	816,089
TOTAL TECHNOLOGY		9,071,120
Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (g)(h)(i)	6,203,519	4,271,806
Utilities - 0.4%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.4787% 8/1/25 (g)(h)(i)	1,385,000	1,373,962
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (g)(h)(i)	3,960,566	3,890,266
TOTAL UTILITIES		5,264,228
TOTAL BANK LOAN OBLIGATIONS (Cost $76,436,867)		67,358,138

Other - 0.6%
	Shares	Value ($)
Other - 0.6%
Fidelity Direct Lending Fund, LP (b)(k) (Cost $7,204,158)		7,123,339

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (l) (Cost $66,543,527)	66,530,221	66,543,527

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $1,311,218,898)	1,148,440,039
NET OTHER ASSETS (LIABILITIES) - 1.4%	16,657,377
NET ASSETS - 100.0%	1,165,097,416

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,956,182 or 4.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $790,360,709 or 67.8% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Non-income producing
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $982,609 and $895,815, respectively.

(k)	Affiliated Fund
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 10/31/22	7,204,158

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,175,827

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,028,327

Southeastern Grocers, Inc.	6/01/18	6,776,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	49,396,894	233,425,906	216,279,273	623,425	-	-	66,543,527	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	-	2,155,180	2,155,180	31	-	-	-	0.0%
Total	49,396,894	235,581,086	218,434,453	623,456	-	-	66,543,527

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	4,620,231	2,588,269	-	256,891	-	(85,161)	7,123,339
	4,620,231	2,588,269	-	256,891	-	(85,161)	7,123,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	695,372	695,372	-	-
Consumer Discretionary	2,505,729	2,505,729	-	-
Consumer Staples	20,839,259	-	-	20,839,259
Energy	21,956,179	4,204,459	-	17,751,720
Information Technology	160,059	-	-	160,059
Materials	24,309	-	-	24,309

Corporate Bonds	961,234,128	-	942,240,543	18,993,585

Bank Loan Obligations	67,358,138	-	64,917,512	2,440,626

Money Market Funds	66,543,527	66,543,527	-	-
Total Investments in Securities:	1,141,316,700	73,949,087	1,007,158,055	60,209,558

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$22,660,158
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,820,899)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$20,839,259
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(1,820,899)
Energy
Beginning Balance	$18,371,467
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(619,747)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$17,751,720
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(619,747)
Corporate Bonds
Beginning Balance	$15,498,989
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,494,596
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$18,993,585
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$3,494,596
Other Investments in Securities
Beginning Balance	$2,845,744
Net Realized Gain (Loss) on Investment Securities	(2,571)
Net Unrealized Gain (Loss) on Investment Securities	(78,857)
Cost of Purchases	-
Proceeds of Sales	(172,650)
Amortization/Accretion	8,353
Transfers into Level 3	24,975
Transfers out of Level 3	-
Ending Balance	$2,624,994
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(78,857)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,237,471,213)	$1,074,773,173
Fidelity Central Funds (cost $66,543,527)	66,543,527
Other affiliated issuers (cost $7,204,158)	7,123,339

Total Investment in Securities (cost $1,311,218,898)		$1,148,440,039
Cash		37,359
Receivable for investments sold		10,461,271
Receivable for fund shares sold		93,519
Dividends receivable		71,135
Interest receivable		16,468,488
Distributions receivable from Fidelity Central Funds		144,839
Receivable from investment adviser for expense reductions		46,507
Total assets		1,175,763,157
Liabilities
Payable for investments purchased	$5,933,479
Payable for fund shares redeemed	4,729,332
Other payables and accrued expenses	2,930
Total Liabilities		10,665,741
Net Assets		$1,165,097,416
Net Assets consist of:
Paid in capital		$1,667,542,846
Total accumulated earnings (loss)		(502,445,430)
Net Assets		$1,165,097,416
Net Asset Value , offering price and redemption price per share ($1,165,097,416 ÷ 143,432,871 shares)		$8.12

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends (including $256,891 earned from affiliated issuers)		$4,897,967
Interest		35,159,376
Income from Fidelity Central Funds (including $31 from security lending)		623,456
Total Income		40,680,799
Expenses
Custodian fees and expenses	6,480
Independent trustees' fees and expenses	2,256
Legal	346,192
Total expenses before reductions	354,928
Expense reductions	(335,007)
Total expenses after reductions		19,921
Net Investment income (loss)		40,660,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36,317,674)
Total net realized gain (loss)		(36,317,674)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(64,820,781)
Affiliated issuers	(85,161)
Total change in net unrealized appreciation (depreciation)		(64,905,942)
Net gain (loss)		(101,223,616)
Net increase (decrease) in net assets resulting from operations		$(60,562,738)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,660,878	$90,508,599
Net realized gain (loss)	(36,317,674)	38,259,087
Change in net unrealized appreciation (depreciation)	(64,905,942)	(160,198,921)
Net increase (decrease) in net assets resulting from operations	(60,562,738)	(31,431,235)
Distributions to shareholders	(35,924,001)	(90,722,492)
Share transactions
Proceeds from sales of shares	38,744,940	116,542,416
Reinvestment of distributions	35,924,001	90,722,337
Cost of shares redeemed	(287,966,584)	(312,390,348)
Net increase (decrease) in net assets resulting from share transactions	(213,297,643)	(105,125,595)
Total increase (decrease) in net assets	(309,784,382)	(227,279,322)

Net Assets
Beginning of period	1,474,881,798	1,702,161,120
End of period	$1,165,097,416	$1,474,881,798

Other Information
Shares
Sold	4,685,181	12,377,370
Issued in reinvestment of distributions	4,345,353	9,668,837
Redeemed	(34,387,055)	(33,519,693)
Net increase (decrease)	(25,356,521)	(11,473,486)

Financial Highlights
Fidelity® Series High Income Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$9.44	$8.54	$9.50	$9.56	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.267	.510	.513	.577	.607	.623
Net realized and unrealized gain (loss)	(.652)	(.699)	.890	(.935)	(.051)	(.141)
Total from investment operations	(.385)	(.189)	1.403	(.358)	.556	.482
Distributions from net investment income	(.235)	(.511)	(.503)	(.598)	(.616)	(.602)
Distributions from net realized gain	-	-	-	(.004)	-	-
Total distributions	(.235)	(.511)	(.503)	(.602)	(.616)	(.602)
Net asset value, end of period	$8.12	$8.74	$9.44	$8.54	$9.50	$9.56
Total Return C,D	(4.41)%	(2.24)%	16.72%	(4.11)%	6.12%	5.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.02%	-% H	-% H	-% H	.06%
Expenses net of fee waivers, if any	-% G,H	-% H	-% H	-% H	-% H	.05%
Expenses net of all reductions	-% G,H	-% H	-% H	-% H	-% H	.05%
Net investment income (loss)	6.35% G	5.42%	5.58%	6.20%	6.44%	6.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,165,097	$1,474,882	$1,702,161	$1,491,532	$1,510,741	$2,883,805
Portfolio turnover rate I	18% G	49%	68%	41% J	69%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annualized expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.
4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$38,751,052	Recovery value	Recovery value	$1.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8 - 3.9 / 3.5	Increase
			Daily production multiple ($/Barrels of oil equivilent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.8	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
Corporate Bond	$18,993,585	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8	Increase
			Daily production multiple ($/Barrels of oil equivilent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.8	Increase
		Discounted cash flow	Discount rate	10%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
Bank Loan Obligations	$2,440,626	Recovery value	Recovery value	0.0%	Increase
		Indicative market price	Evaluated bid	$95.00	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,011,139
Gross unrealized depreciation	(206,403,722)
Net unrealized appreciation (depreciation)	$(157,392,583)
Tax cost	$1,305,832,622
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(30,226,419)
Long-term	(285,057,339)
Total capital loss carryforward	$(315,283,758)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Series High Income Fund	Fidelity Direct Lending Fund, LP	$9,795,842
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Series High Income Fund	112,428,360	363,855,767
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Series High Income Fund	$37

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series High Income Fund	-	1,277,713	26,436
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series High Income Fund	$3	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $333,454.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,553.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Series High Income Fund	-%- D
Actual		$ 1,000	$ 955.90	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.924273.111
FSH-SANN-1222
Fidelity® Women's Leadership Fund

Semi-Annual Report
October 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	2.8
Elevance Health, Inc.	2.7
Cigna Corp.	2.5
Apple, Inc.	2.4
CDW Corp.	2.1
Federal Signal Corp.	2.0
Progressive Corp.	1.9
AMETEK, Inc.	1.9
Bank of America Corp.	1.9
NASDAQ, Inc.	1.8
22.0

Market Sectors (% of Fund's net assets)

Information Technology	25.0
Health Care	14.6
Financials	12.9
Industrials	12.4
Consumer Discretionary	10.7
Communication Services	5.0
Consumer Staples	4.5
Energy	3.8
Materials	3.7
Utilities	3.3
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 13.5%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.0%
Entertainment - 1.9%
Netflix, Inc. (a)	3,879	1,132,203
The Walt Disney Co. (a)	10,081	1,074,030
		2,206,233
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	6,480	612,425
Bumble, Inc. (a)	43,173	1,096,594
		1,709,019
Media - 1.7%
Cable One, Inc.	498	427,996
Future PLC	1,944	27,154
Interpublic Group of Companies, Inc.	54,106	1,611,818
		2,066,968
TOTAL COMMUNICATION SERVICES		5,982,220
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.8%
General Motors Co.	23,874	937,055
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	24,341	1,015,020
Bright Horizons Family Solutions, Inc. (a)	9,934	648,889
		1,663,909
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. Class A	6,905	1,105,560
Vail Resorts, Inc.	3,069	672,510
		1,778,070
Household Durables - 0.5%
Taylor Morrison Home Corp. (a)	24,928	656,604
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	12,540	1,284,598
Etsy, Inc. (a)	7,701	723,201
FSN E-Commerce Ventures Private Ltd.	459	6,392
		2,014,191
Multiline Retail - 0.5%
Kohl's Corp.	22,242	666,148
Specialty Retail - 2.8%
Best Buy Co., Inc.	8,551	584,974
Gap, Inc.	51,992	585,950
Lowe's Companies, Inc.	6,289	1,226,041
Williams-Sonoma, Inc.	7,735	957,825
		3,354,790
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	1,111	701,035
PVH Corp.	6,855	351,799
Tapestry, Inc.	23,702	750,879
		1,803,713
TOTAL CONSUMER DISCRETIONARY		12,874,480
CONSUMER STAPLES - 4.5%
Beverages - 1.0%
The Coca-Cola Co.	20,060	1,200,591
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	28,880	592,329
Food Products - 1.3%
The Hershey Co.	6,892	1,645,603
Household Products - 0.7%
The Clorox Co.	6,091	889,530
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	3,711	744,018
Shiseido Co. Ltd.	12,097	419,382
		1,163,400
TOTAL CONSUMER STAPLES		5,491,453
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Tenaris SA	26,152	409,309
Oil, Gas & Consumable Fuels - 3.5%
EQT Corp.	13,915	582,204
Equinor ASA	22,955	836,336
Occidental Petroleum Corp.	13,484	978,938
Phillips 66 Co.	16,916	1,764,170
		4,161,648
TOTAL ENERGY		4,570,957
FINANCIALS - 12.9%
Banks - 4.0%
Bank of America Corp.	63,273	2,280,359
Citigroup, Inc.	15,881	728,303
First Horizon National Corp.	29,136	714,123
First United Corp.	19,718	374,050
JPMorgan Chase & Co.	4,922	619,581
Starling Bank Ltd. Series D (a)(b)(c)	34,700	112,219
		4,828,635
Capital Markets - 4.5%
Franklin Resources, Inc.	24,500	574,525
Macquarie Group Ltd.	8,765	950,307
Morningstar, Inc.	5,165	1,199,210
MSCI, Inc.	1,076	504,493
NASDAQ, Inc.	34,767	2,163,898
		5,392,433
Insurance - 4.4%
Hartford Financial Services Group, Inc.	28,946	2,095,980
Marsh & McLennan Companies, Inc.	5,587	902,245
Progressive Corp.	18,291	2,348,564
		5,346,789
TOTAL FINANCIALS		15,567,857
HEALTH CARE - 14.3%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	2,881	597,116
Vertex Pharmaceuticals, Inc. (a)	6,484	2,023,008
Zai Lab Ltd. ADR (a)	6,969	155,269
		2,775,393
Health Care Equipment & Supplies - 2.2%
Figs, Inc. Class A (a)	32,958	243,230
Hologic, Inc. (a)	29,213	1,980,641
Insulet Corp. (a)	1,131	292,714
Outset Medical, Inc. (a)	5,606	87,117
		2,603,702
Health Care Providers & Services - 5.5%
Cigna Corp.	9,484	3,063,901
Elevance Health, Inc.	5,980	3,269,685
Guardant Health, Inc. (a)	7,473	369,914
		6,703,500
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	3,103	613,898
Pharmaceuticals - 3.8%
Eli Lilly & Co.	1,651	597,811
GSK PLC	42,776	700,718
Merck KGaA	6,613	1,077,688
UCB SA	11,794	889,542
Zoetis, Inc. Class A	8,763	1,321,285
		4,587,044
TOTAL HEALTH CARE		17,283,537
INDUSTRIALS - 12.4%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	8,134	1,364,641
Airlines - 0.3%
JetBlue Airways Corp. (a)	39,221	315,337
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	3,071	136,905
Tomra Systems ASA	22,120	357,498
		494,403
Electrical Equipment - 3.5%
AMETEK, Inc.	17,708	2,296,019
nVent Electric PLC	42,248	1,542,052
Sunrun, Inc. (a)	15,194	342,017
		4,180,088
Machinery - 3.8%
Deere & Co.	3,226	1,276,915
Federal Signal Corp.	51,293	2,392,818
Otis Worldwide Corp.	13,906	982,320
		4,652,053
Professional Services - 3.3%
Leidos Holdings, Inc.	13,259	1,346,982
Manpower, Inc.	14,376	1,126,216
Science Applications International Corp.	14,201	1,538,536
		4,011,734
TOTAL INDUSTRIALS		15,018,256
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	7,490	905,241
Electronic Equipment & Components - 2.9%
CDW Corp.	14,741	2,547,392
Insight Enterprises, Inc. (a)	10,520	994,245
		3,541,637
IT Services - 8.3%
Accenture PLC Class A	7,475	2,122,153
Capgemini SA	10,176	1,667,753
Cloudflare, Inc. (a)	6,216	350,085
Genpact Ltd.	19,988	969,418
MasterCard, Inc. Class A	5,492	1,802,365
PayPal Holdings, Inc. (a)	10,095	843,740
Twilio, Inc. Class A (a)	4,935	367,016
WEX, Inc. (a)	11,279	1,851,335
		9,973,865
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	13,197	792,612
Marvell Technology, Inc.	13,528	536,791
NVIDIA Corp.	9,868	1,331,884
NXP Semiconductors NV	6,114	893,133
		3,554,420
Software - 7.8%
Adobe, Inc. (a)	4,247	1,352,670
Copperleaf Technologies, Inc.	10,431	30,014
HubSpot, Inc. (a)	2,171	643,832
Intuit, Inc.	3,812	1,629,630
Microsoft Corp.	14,743	3,422,287
Pagerduty, Inc. (a)	21,889	545,912
Salesforce.com, Inc. (a)	10,716	1,742,314
		9,366,659
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	18,984	2,911,007
TOTAL INFORMATION TECHNOLOGY		30,252,829
MATERIALS - 3.7%
Chemicals - 1.6%
Cabot Corp.	10,509	772,201
Eastman Chemical Co.	6,488	498,343
Valvoline, Inc.	21,563	633,090
		1,903,634
Construction Materials - 0.5%
Summit Materials, Inc. (a)	21,792	574,219
Metals & Mining - 1.6%
Commercial Metals Co.	31,282	1,423,331
Schnitzer Steel Industries, Inc. Class A	19,938	538,127
		1,961,458
TOTAL MATERIALS		4,439,311
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Lifestyle Properties, Inc.	20,737	1,326,339
Ventas, Inc.	19,289	754,779
		2,081,118
UTILITIES - 3.3%
Electric Utilities - 2.3%
NextEra Energy, Inc.	12,863	996,883
ORSTED A/S (d)	12,530	1,033,797
SSE PLC	38,998	696,929
		2,727,609
Water Utilities - 1.0%
American Water Works Co., Inc.	8,599	1,249,779
TOTAL UTILITIES		3,977,388
TOTAL COMMON STOCKS (Cost $116,685,190)		117,539,406

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (b)(c) (Cost $350,799)	402	371,846

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e) (Cost $2,266,409)	2,265,956	2,266,409

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $119,302,398)	120,177,661
NET OTHER ASSETS (LIABILITIES) - 0.5%	655,951
NET ASSETS - 100.0%	120,833,612

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $484,065 or 0.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,033,797 or 0.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,590,708	12,519,820	11,844,119	15,063	-	-	2,266,409	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	1,804,725	10,087,815	11,892,540	2,368	-	-	-	0.0%
Total	3,395,433	22,607,635	23,736,659	17,431	-	-	2,266,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,982,220	5,982,220	-	-
Consumer Discretionary	12,874,480	12,173,445	701,035	-
Consumer Staples	5,491,453	5,491,453	-	-
Energy	4,570,957	3,325,312	1,245,645	-
Financials	15,567,857	15,455,638	-	112,219
Health Care	17,655,383	15,505,131	1,778,406	371,846
Industrials	15,018,256	15,018,256	-	-
Information Technology	30,252,829	28,585,076	1,667,753	-
Materials	4,439,311	4,439,311	-	-
Real Estate	2,081,118	2,081,118	-	-
Utilities	3,977,388	2,246,662	1,730,726	-

Money Market Funds	2,266,409	2,266,409	-	-
Total Investments in Securities:	120,177,661	112,570,031	7,123,565	484,065
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $117,035,989)	$117,911,252
Fidelity Central Funds (cost $2,266,409)	2,266,409

Total Investment in Securities (cost $119,302,398)		$120,177,661
Foreign currency held at value (cost $265)		247
Receivable for investments sold		436,343
Receivable for fund shares sold		53,218
Dividends receivable		309,249
Distributions receivable from Fidelity Central Funds		4,834
Prepaid expenses		190
Total assets		120,981,742
Liabilities
Payable for investments purchased	$26,262
Payable for fund shares redeemed	17,235
Accrued management fee	46,243
Transfer agent fee payable	23,337
Distribution and service plan fees payable	2,718
Other affiliated payables	3,398
Audit fee payable	28,137
Other payables and accrued expenses	800
Total Liabilities		148,130
Net Assets		$120,833,612
Net Assets consist of:
Paid in capital		$124,171,564
Total accumulated earnings (loss)		(3,337,952)
Net Assets		$120,833,612

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,453,771 ÷ 433,308 shares) (a)		$12.59
Maximum offering price per share (100/94.25 of $12.59)		$13.36
Class M :
Net Asset Value and redemption price per share ($1,082,970 ÷ 86,421 shares) (a)		$12.53
Maximum offering price per share (100/96.50 of $12.53)		$12.98
Class C :
Net Asset Value and offering price per share ($1,530,368 ÷ 123,733 shares) (a)		$12.37
Fidelity Women's Leadership Fund :
Net Asset Value , offering price and redemption price per share ($94,361,573 ÷ 7,467,393 shares)		$12.64
Class I :
Net Asset Value , offering price and redemption price per share ($10,990,492 ÷ 869,827 shares)		$12.64
Class Z :
Net Asset Value , offering price and redemption price per share ($7,414,438 ÷ 584,539 shares)		$12.68
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$1,045,771
Interest		233
Income from Fidelity Central Funds (including $2,368 from security lending)		17,431
Total Income		1,063,435
Expenses
Management fee
Basic fee	$321,869
Performance adjustment	(37,106)
Transfer agent fees	145,247
Distribution and service plan fees	16,710
Accounting fees	21,974
Custodian fees and expenses	1,545
Independent trustees' fees and expenses	213
Registration fees	29,382
Audit	25,911
Legal	988
Miscellaneous	336
Total expenses before reductions	527,069
Expense reductions	(2,233)
Total expenses after reductions		524,836
Net Investment income (loss)		538,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,671,458)
Foreign currency transactions	(5,288)
Total net realized gain (loss)		(3,676,746)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $584)	(2,579,212)
Assets and liabilities in foreign currencies	166
Total change in net unrealized appreciation (depreciation)		(2,579,046)
Net gain (loss)		(6,255,792)
Net increase (decrease) in net assets resulting from operations		$(5,717,193)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$538,599	$257,436
Net realized gain (loss)	(3,676,746)	1,450,283
Change in net unrealized appreciation (depreciation)	(2,579,046)	(19,539,713)
Net increase (decrease) in net assets resulting from operations	(5,717,193)	(17,831,994)
Distributions to shareholders	-	(3,850,676)
Share transactions - net increase (decrease)	(2,237,304)	33,890,981
Total increase (decrease) in net assets	(7,954,497)	12,208,311

Net Assets
Beginning of period	128,788,109	116,579,798
End of period	$120,833,612	$128,788,109

Financial Highlights
Fidelity Advisor® Womens Leadership Fund Class A

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$15.28	$9.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	- D	- D	.04
Net realized and unrealized gain (loss)	(.63)	(1.70)	5.49	(.22)
Total from investment operations	(.59)	(1.70)	5.49	(.18)
Distributions from net investment income	-	- D	(.01)	(.02)
Distributions from net realized gain	-	(.40)	-	-
Total distributions	-	(.40)	(.01)	(.02)
Net asset value, end of period	$12.59	$13.18	$15.28	$9.80
Total Return E,F,G	(4.48)%	(11.46)%	56.03%	(1.84)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.06% J	1.10%	1.28%	2.50%
Expenses net of fee waivers, if any	1.05% J	1.10%	1.25%	1.25%
Expenses net of all reductions	1.05% J	1.10%	1.24%	1.25%
Net investment income (loss)	.69% J	(.01)%	(.03)%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$5,454	$5,171	$2,865	$769
Portfolio turnover rate K	12% J	48%	35%	52%

A For the period May 1, 2019 (commencement of operations) through April 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Womens Leadership Fund Class M

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.14	$15.22	$9.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	(.04)	(.04)	.01
Net realized and unrealized gain (loss)	(.64)	(1.69)	5.48	(.22)
Total from investment operations	(.61)	(1.73)	5.44	(.21)
Distributions from net investment income	-	-	- D	(.01)
Distributions from net realized gain	-	(.35)	-	-
Total distributions	-	(.35)	- D	(.01)
Net asset value, end of period	$12.53	$13.14	$15.22	$9.78
Total Return E,F,G	(4.64)%	(11.66)%	55.65%	(2.12)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.33% J	1.35%	1.52%	2.86%
Expenses net of fee waivers, if any	1.33% J	1.35%	1.50%	1.50%
Expenses net of all reductions	1.33% J	1.35%	1.49%	1.50%
Net investment income (loss)	.41% J	(.27)%	(.28)%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,083	$1,054	$974	$443
Portfolio turnover rate K	12% J	48%	35%	52%

A For the period May 1, 2019 (commencement of operations) through April 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Womens Leadership Fund Class C

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.00	$15.09	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	(.11)	(.10)	(.04)
Net realized and unrealized gain (loss)	(.63)	(1.68)	5.45	(.22)
Total from investment operations	(.63)	(1.79)	5.35	(.26)
Distributions from net realized gain	-	(.30)	-	-
Total distributions	-	(.30)	-	-
Net asset value, end of period	$12.37	$13.00	$15.09	$9.74
Total Return E,F,G	(4.85)%	(12.12)%	54.93%	(2.60)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.82% J	1.84%	1.99%	3.36%
Expenses net of fee waivers, if any	1.81% J	1.84%	1.99%	2.00%
Expenses net of all reductions	1.81% J	1.84%	1.98%	2.00%
Net investment income (loss)	(.08)% J	(.75)%	(.77)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,530	$1,540	$937	$468
Portfolio turnover rate K	12% J	48%	35%	52%

A For the period May 1, 2019 (commencement of operations) through April 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Womens Leadership Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.03	.03	.06
Net realized and unrealized gain (loss)	(.64)	(1.70)	5.50	(.22)
Total from investment operations	(.58)	(1.67)	5.53	(.16)
Distributions from net investment income	-	(.02)	(.03)	(.03)
Distributions from net realized gain	-	(.40)	-	-
Total distributions	-	(.42)	(.03)	(.03)
Net asset value, end of period	$12.64	$13.22	$15.31	$9.81
Total Return D,E	(4.39)%	(11.25)%	56.44%	(1.63)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.86% H	.92%	1.10%	2.19%
Expenses net of fee waivers, if any	.86% H	.90%	1.00%	1.00%
Expenses net of all reductions	.86% H	.90%	.99%	1.00%
Net investment income (loss)	.88% H	.18%	.22%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$94,362	$101,533	$98,888	$22,272
Portfolio turnover rate I	12% H	48%	35%	52%

A For the period May 1, 2019 (commencement of operations) through April 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Womens Leadership Fund Class I

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.04	.03	.06
Net realized and unrealized gain (loss)	(.63)	(1.70)	5.51	(.22)
Total from investment operations	(.57)	(1.66)	5.54	(.16)
Distributions from net investment income	-	(.04)	(.04)	(.03)
Distributions from net realized gain	-	(.40)	-	-
Total distributions	-	(.44)	(.04)	(.03)
Net asset value, end of period	$12.64	$13.21	$15.31	$9.81
Total Return D,E	(4.31)%	(11.20)%	56.52%	(1.63)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.76% H	.81%	.98%	2.22%
Expenses net of fee waivers, if any	.75% H	.81%	.98%	1.00%
Expenses net of all reductions	.75% H	.81%	.97%	1.00%
Net investment income (loss)	.99% H	.28%	.24%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$10,990	$11,273	$3,874	$702
Portfolio turnover rate I	12% H	48%	35%	52%

A For the period May 1, 2019 (commencement of operations) through April 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Womens Leadership Fund Class Z

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.25	$15.35	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.06	.05	.08
Net realized and unrealized gain (loss)	(.64)	(1.71)	5.51	(.22)
Total from investment operations	(.57)	(1.65)	5.56	(.14)
Distributions from net investment income	-	(.05)	(.04)	(.03)
Distributions from net realized gain	-	(.40)	-	-
Total distributions	-	(.45)	(.04)	(.03)
Net asset value, end of period	$12.68	$13.25	$15.35	$9.83
Total Return D,E	(4.30)%	(11.13)%	56.63%	(1.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	.69%	.87%	1.88%
Expenses net of fee waivers, if any	.64% H	.69%	.85%	.85%
Expenses net of all reductions	.64% H	.69%	.84%	.85%
Net investment income (loss)	1.10% H	.40%	.37%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$7,414	$8,216	$9,043	$2,376
Portfolio turnover rate I	12% H	48%	35%	52%

A For the period May 1, 2019 (commencement of operations) through April 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Women's Leadership Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Women's Leadership Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,943,187
Gross unrealized depreciation	(17,516,172)
Net unrealized appreciation (depreciation)	$427,015
Tax cost	$119,750,646

The Fund elected to defer to its next fiscal year approximately $498,552 of capital losses recognized during the period November 1, 2021 to April 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Women's Leadership Fund	7,163,422	10,229,257

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Women's Leadership Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$6,602	$308
Class M	.25%	.25%	2,656	-
Class C	.75%	.25%	7,452	2,681
			$16,710	$2,989

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,509
Class M	163
$4,672

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$5,551.21
Class M	1,270.24
Class C	1,667.22
Fidelity Women's Leadership Fund	126,976.26
Class I	8,181.16
Class Z	1,602.04
	$145,247
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Women's Leadership Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Women's Leadership Fund	$170

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Women's Leadership Fund	177,969	309,270	(79,354)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Women's Leadership Fund	$112

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Women's Leadership Fund	$228	$5	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,220.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Women's Leadership Fund
Distributions to shareholders
Class A	$-	$111,894
Class M	-	24,841
Class C	-	28,323
Fidelity Women's Leadership Fund	-	3,101,859
Class I	-	293,915
Class Z	-	289,844
Total	$-	$3,850,676

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Women's Leadership Fund
Class A
Shares sold	90,422	214,342	$1,128,811	$3,271,433
Reinvestment of distributions	-	7,212	-	109,985
Shares redeemed	(49,603)	(16,599)	(615,172)	(254,825)
Net increase (decrease)	40,819	204,955	$513,639	$3,126,593
Class M
Shares sold	9,408	17,367	$117,701	$265,289
Reinvestment of distributions	-	1,635	-	24,841
Shares redeemed	(3,240)	(2,733)	(39,359)	(41,893)
Net increase (decrease)	6,168	16,269	$78,342	$248,237
Class C
Shares sold	13,156	72,426	$163,683	$1,099,839
Reinvestment of distributions	-	1,841	-	27,774
Shares redeemed	(7,904)	(17,878)	(98,953)	(249,596)
Net increase (decrease)	5,252	56,389	$64,730	$878,017
Fidelity Women's Leadership Fund
Shares sold	485,822	2,939,308	$6,145,606	$45,268,708
Reinvestment of distributions	-	191,234	-	2,919,250
Shares redeemed	(701,246)	(1,906,544)	(8,712,256)	(28,945,460)
Net increase (decrease)	(215,424)	1,223,998	$(2,566,650)	$19,242,498
Class I
Shares sold	202,846	850,923	$2,507,059	$13,354,621
Reinvestment of distributions	-	19,138	-	292,838
Shares redeemed	(186,561)	(269,624)	(2,349,791)	(3,716,366)
Net increase (decrease)	16,285	600,437	$157,268	$9,931,093
Class Z
Shares sold	107,766	298,679	$1,381,089	$4,535,147
Reinvestment of distributions	-	16,552	-	253,122
Shares redeemed	(143,272)	(284,436)	(1,865,722)	(4,323,726)
Net increase (decrease)	(35,506)	30,795	$(484,633)	$464,543

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Women's Leadership Fund
Class A	1.05%
Actual		$ 1,000	$ 955.20	$ 5.17
Hypothetical- B		$ 1,000	$ 1,019.91	$ 5.35
Class M	1.33%
Actual		$ 1,000	$ 953.60	$ 6.55
Hypothetical- B		$ 1,000	$ 1,018.50	$ 6.77
Class C	1.81%
Actual		$ 1,000	$ 951.50	$ 8.90
Hypothetical- B		$ 1,000	$ 1,016.08	$ 9.20
Fidelity® Womens Leadership Fund	.86%
Actual		$ 1,000	$ 956.10	$ 4.24
Hypothetical- B		$ 1,000	$ 1,020.87	$ 4.38
Class I	.75%
Actual		$ 1,000	$ 956.90	$ 3.70
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82
Class Z	.64%
Actual		$ 1,000	$ 957.00	$ 3.16
Hypothetical- B		$ 1,000	$ 1,021.98	$ 3.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Women's Leadership Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index for the most recent one-year period ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Women's Leadership Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Women's Leadership Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses associated with a wholly owned subsidiary, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable)as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2022.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9893106.103
WLF-SANN-1222
Fidelity® Focused High Income Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Occidental Petroleum Corp.	2.9
Sprint Capital Corp.	2.2
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	2.1
CCO Holdings LLC/CCO Holdings Capital Corp.	2.0
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.0
PG&E Corp.	1.8
Ford Motor Credit Co. LLC	1.7
Level 3 Financing, Inc.	1.7
HCA Holdings, Inc.	1.7
Tenet Healthcare Corp.	1.6
19.7

Market Sectors (% of Fund's net assets)

Energy	19.0
Telecommunications	7.8
Healthcare	7.2
Utilities	5.9
Services	5.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 11.3%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 89.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.7%
Broadcasting - 0.7%
DISH Network Corp.:
2.375% 3/15/24	1,230,000	1,115,610
3.375% 8/15/26	680,000	470,220
		1,585,830
Nonconvertible Bonds - 88.4%
Aerospace - 2.9%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	695,625
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	663,956
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,730,000	1,513,404
Moog, Inc. 4.25% 12/15/27 (b)	1,025,000	917,232
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,009,042
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	136,574
TransDigm, Inc.:
7.5% 3/15/27	145,000	142,880
8% 12/15/25 (b)	1,505,000	1,531,338
		6,610,051
Air Transportation - 0.3%
United Airlines, Inc. 4.375% 4/15/26 (b)	750,000	684,493
Automotive & Auto Parts - 2.5%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	889,498
Dana, Inc. 4.5% 2/15/32	380,000	290,543
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	265,350
4% 11/13/30	1,495,000	1,209,126
4.687% 6/9/25	2,140,000	2,033,700
5.125% 6/16/25	530,000	511,344
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	139,181
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	404,390
		5,743,132
Banks & Thrifts - 0.5%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	185,611
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,185,000	918,375
		1,103,986
Broadcasting - 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	1,390,000	278,000
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	338,594
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	390,000	312,000
5.5% 7/1/29 (b)	625,000	576,438
TEGNA, Inc. 5% 9/15/29	210,000	199,101
		1,704,133
Building Materials - 1.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,223,957
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	355,000	284,071
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,051,115
		2,559,143
Cable/Satellite TV - 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	675,000	547,803
4.5% 6/1/33 (b)	785,000	595,274
5% 2/1/28 (b)	1,780,000	1,610,900
5.125% 5/1/27 (b)	2,110,000	1,954,873
CSC Holdings LLC:
4.125% 12/1/30 (b)	160,000	125,883
5.375% 2/1/28 (b)	1,500,000	1,383,750
5.5% 4/15/27 (b)	1,320,000	1,237,500
VZ Secured Financing BV 5% 1/15/32 (b)	1,770,000	1,420,425
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	269,986
Ziggo BV 4.875% 1/15/30 (b)	475,000	401,375
		9,547,769
Chemicals - 3.6%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	853,009
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	213,354
Methanex Corp.:
5.25% 12/15/29	160,000	136,922
5.65% 12/1/44	991,000	681,313
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,526,312
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	731,712
Olin Corp. 5.125% 9/15/27	1,695,000	1,589,063
SPCM SA 3.125% 3/15/27 (b)	385,000	338,319
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	300,300
5.375% 5/15/27	1,000,000	895,420
5.75% 11/15/28 (b)	505,000	428,998
Valvoline, Inc. 4.25% 2/15/30 (b)	255,000	245,438
W.R. Grace Holding LLC 4.875% 6/15/27 (b)	505,000	441,875
		8,382,035
Consumer Products - 0.5%
Newell Brands, Inc. 5.625% 4/1/36 (c)	490,000	407,141
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	481,206
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	296,590
		1,184,937
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	50,000	43,250
Ball Corp. 3.125% 9/15/31	1,340,000	1,026,038
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	190,000	163,354
OI European Group BV 4.75% 2/15/30 (b)	390,000	327,600
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	1,215,000	1,115,291
		2,675,533
Diversified Financial Services - 5.2%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	965,000	630,736
3.625% 10/1/31 (b)	1,835,000	1,086,574
Hightower Holding LLC 6.75% 4/15/29 (b)	1,105,000	899,611
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	3,405,000	3,136,856
6.25% 5/15/26	1,620,000	1,559,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	709,682
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,326,641
MSCI, Inc. 3.25% 8/15/33 (b)	310,000	239,645
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	939,080
6.875% 3/15/25	1,105,000	1,071,850
7.125% 3/15/26	500,000	482,500
		12,082,425
Diversified Media - 0.3%
Lamar Media Corp. 3.625% 1/15/31	915,000	745,725
Energy - 18.7%
Altus Midstream LP 5.875% 6/15/30 (b)	270,000	253,307
Apache Corp.:
4.25% 1/15/30	215,000	191,289
5.1% 9/1/40	600,000	485,832
5.25% 2/1/42	905,000	726,263
5.35% 7/1/49	150,000	115,771
Cheniere Energy Partners LP:
3.25% 1/31/32	385,000	299,595
4% 3/1/31	1,625,000	1,370,013
Cheniere Energy, Inc. 4.625% 10/15/28	1,085,000	1,000,913
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	131,600
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	200,000	185,500
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,630,000	1,477,849
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	1,928,000	1,813,432
5.75% 4/1/25	3,007,000	2,931,825
CVR Energy, Inc.:
5.25% 2/15/25 (b)	640,000	616,688
5.75% 2/15/28 (b)	150,000	135,750
DCP Midstream Operating LP:
5.375% 7/15/25	640,000	625,840
5.6% 4/1/44	85,000	74,494
6.45% 11/3/36 (b)	380,000	358,804
8.125% 8/16/30	25,000	26,721
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	735,000	714,394
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	186,898
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	185,161
5.45% 6/1/47	530,000	402,689
5.6% 4/1/44	895,000	697,718
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	985,000	823,165
5.5% 7/15/28	800,000	714,504
6.5% 7/1/27 (b)	785,000	765,375
6.5% 7/15/48	485,000	373,450
7.5% 6/1/27 (b)	555,000	548,063
EQT Corp. 3.9% 10/1/27	1,450,000	1,303,217
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,070,000	984,400
5.625% 2/15/26 (b)	2,310,000	2,265,579
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	310,200
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	1,360,000	1,229,161
6.375% 4/15/27 (b)	270,000	259,866
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,040,000	1,008,800
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	735,075
4.2% 3/15/48	530,000	420,275
4.3% 8/15/39	260,000	213,971
4.4% 4/15/46	815,000	663,612
4.4% 8/15/49	920,000	742,906
5.55% 3/15/26	1,275,000	1,294,125
6.125% 1/1/31	1,310,000	1,313,445
6.2% 3/15/40	255,000	245,320
7.875% 9/15/31	170,000	185,013
8.875% 7/15/30	580,000	658,300
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,285,000	1,085,825
4.95% 7/15/29 (b)	495,000	434,257
6.875% 4/15/40 (b)	190,000	155,116
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	979,146
5.875% 3/15/28	1,695,000	1,613,599
6% 4/15/27	25,000	24,495
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	271,242
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	201,744
6% 3/1/27 (b)	980,000	924,798
6% 12/31/30 (b)	1,190,000	1,077,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	255,000	235,398
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	411,600
3.875% 11/1/33 (b)	380,000	304,950
4.125% 8/15/31 (b)	460,000	392,164
Western Gas Partners LP:
4.3% 2/1/30	2,375,000	2,089,525
4.65% 7/1/26	808,000	765,580
		43,032,819
Environmental - 1.4%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	931,200
6% 6/15/30 (b)	170,000	163,625
Madison IAQ LLC 4.125% 6/30/28 (b)	1,630,000	1,348,825
Stericycle, Inc. 3.875% 1/15/29 (b)	815,000	707,901
		3,151,551
Food & Drug Retail - 2.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	3,810,000	3,152,775
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	330,505
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,590,000	953,269
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	158,319
		4,594,868
Food/Beverage/Tobacco - 2.2%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	2,525,000	2,301,685
Post Holdings, Inc.:
4.625% 4/15/30 (b)	2,135,000	1,801,545
5.5% 12/15/29 (b)	590,000	530,953
5.625% 1/15/28 (b)	405,000	378,635
U.S. Foods, Inc. 4.625% 6/1/30 (b)	180,000	156,154
		5,168,972
Gaming - 2.6%
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	872,410
MGM Resorts International 5.75% 6/15/25	866,000	842,852
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	1,210,000	1,102,153
4.5% 9/1/26 (b)	1,300,000	1,183,063
4.625% 6/15/25 (b)	245,000	229,616
4.625% 12/1/29 (b)	925,000	804,324
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	870,000	756,726
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	302,277
		6,093,421
Healthcare - 7.2%
180 Medical, Inc. 3.875% 10/15/29 (b)	200,000	169,000
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,079,933
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,700,000	1,372,750
Centene Corp.:
2.45% 7/15/28	75,000	61,715
2.5% 3/1/31	1,665,000	1,280,085
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	315,000	272,475
4.25% 5/1/28 (b)	90,000	81,873
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	365,000	284,563
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)	200,000	156,250
HCA Holdings, Inc. 5.375% 9/1/26	3,960,000	3,850,318
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	139,800
Hologic, Inc. 4.625% 2/1/28 (b)	1,650,000	1,542,750
IQVIA, Inc. 5% 5/15/27 (b)	820,000	781,362
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	310,625
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	425,340
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	739,889
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	216,821
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	212,628
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)	1,810,000	1,588,265
4.875% 1/1/26 (b)	595,000	562,275
5.125% 11/1/27 (b)	1,200,000	1,105,500
6.125% 6/15/30 (b)	465,000	429,260
		16,663,477
Homebuilders/Real Estate - 1.6%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	362,268
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	495,000	402,445
Howard Hughes Corp. 4.375% 2/1/31 (b)	700,000	525,980
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	604,450
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	540,000	461,700
Service Properties Trust:
3.95% 1/15/28	75,000	55,127
4.95% 10/1/29	445,000	322,802
5.5% 12/15/27	415,000	357,896
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	634,208
		3,726,876
Hotels - 1.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	927,631
4% 5/1/31 (b)	2,780,000	2,323,934
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	422,750
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	462,168
		4,136,483
Insurance - 0.4%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)	1,075,000	967,629
Leisure - 1.6%
Carnival Corp.:
7.625% 3/1/26 (b)	675,000	507,566
10.5% 2/1/26 (b)	2,005,000	1,964,820
NCL Corp. Ltd. 5.875% 2/15/27 (b)	350,000	312,813
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)	1,200,000	924,000
		3,709,199
Metals/Mining - 0.4%
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	15,000	13,427
Howmet Aerospace, Inc. 5.95% 2/1/37	45,000	41,223
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	210,544
Mineral Resources Ltd. 8% 11/1/27 (b)	400,000	393,484
Novelis Corp. 3.875% 8/15/31 (b)	385,000	298,263
		956,941
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	370,000	355,041
Glatfelter Corp. 4.75% 11/15/29 (b)	310,000	199,563
		554,604
Restaurants - 0.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	118,284
Yum! Brands, Inc. 3.625% 3/15/31	500,000	401,250
		519,534
Services - 5.5%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	330,141
4.875% 7/15/32 (b)	565,000	480,719
AECOM 5.125% 3/15/27	1,485,000	1,405,953
Aramark Services, Inc. 5% 2/1/28 (b)	1,685,000	1,535,212
ASGN, Inc. 4.625% 5/15/28 (b)	2,740,000	2,436,490
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	135,487
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	407,178
Gartner, Inc. 3.625% 6/15/29 (b)	220,000	187,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,030,000	966,269
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,115,000	958,621
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	1,925,718
Service Corp. International 5.125% 6/1/29	1,425,000	1,327,331
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	588,413
		12,684,532
Steel - 0.1%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	96,523
Super Retail - 1.9%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	201,513
5% 2/15/32 (b)	260,000	209,625
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,170,000	1,046,700
Gap, Inc. 3.875% 10/1/31 (b)	385,000	265,650
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,023,013
Levi Strauss & Co. 3.5% 3/1/31 (b)	630,000	503,972
Nordstrom, Inc. 4.375% 4/1/30	930,000	713,775
The William Carter Co. 5.625% 3/15/27 (b)	465,000	442,065
		4,406,313
Technology - 3.7%
Block, Inc. 2.75% 6/1/26	380,000	338,899
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	329,754
Coherent Corp. 5% 12/15/29 (b)	1,600,000	1,372,608
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	442,532
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	642,072
Gartner, Inc. 4.5% 7/1/28 (b)	660,000	611,642
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	438,300
4.125% 8/1/30 (b)	265,000	216,506
MicroStrategy, Inc. 6.125% 6/15/28 (b)	540,000	462,710
onsemi 3.875% 9/1/28 (b)	545,000	480,200
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	103,513
Roblox Corp. 3.875% 5/1/30 (b)	935,000	771,375
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	927,631
TTM Technologies, Inc. 4% 3/1/29 (b)	550,000	459,326
Twilio, Inc. 3.875% 3/15/31	350,000	285,443
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	770,000	642,865
		8,525,376
Telecommunications - 7.8%
Altice Financing SA 5% 1/15/28 (b)	10,000	7,907
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	1,510,000	1,306,150
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	626,602
Level 3 Financing, Inc.:
4.25% 7/1/28 (b)	2,645,000	2,182,125
4.625% 9/15/27 (b)	2,100,000	1,822,296
Millicom International Cellular SA:
4.5% 4/27/31 (b)	490,000	366,520
5.125% 1/15/28 (b)	900,000	766,294
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,610,000	2,300,063
SBA Communications Corp. 3.875% 2/15/27	750,000	675,000
Sprint Capital Corp.:
6.875% 11/15/28	3,545,000	3,658,369
8.75% 3/15/32	1,150,000	1,349,686
Telecom Italia Capital SA:
6% 9/30/34	295,000	215,270
7.2% 7/18/36	655,000	510,088
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	84,146
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	672,453
Windstream Escrow LLC 7.75% 8/15/28 (b)	1,560,000	1,349,868
		17,892,837
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	306,751
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	152,894
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	104,232
		563,877
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (b)	385,000	296,519
Utilities - 5.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,348,525
4.75% 3/15/28 (b)	195,000	180,121
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	947,830
InterGen NV 7% 6/30/23 (b)	1,635,000	1,600,256
NextEra Energy Partners LP 4.25% 9/15/24 (b)	158,000	148,691
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,666,000	1,325,753
5.25% 6/15/29 (b)	625,000	567,188
6.625% 1/15/27	729,000	729,328
PG&E Corp.:
5% 7/1/28	2,685,000	2,419,977
5.25% 7/1/30	2,115,000	1,872,822
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	130,000	116,838
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	822,037
Vistra Operations Co. LLC 5% 7/31/27 (b)	1,395,000	1,286,888
		13,366,254
TOTAL NONCONVERTIBLE BONDS		204,131,967
TOTAL CORPORATE BONDS (Cost $235,898,178)		205,717,797

Common Stocks - 0.4%
	Shares	Value ($)
Energy - 0.3%
Jonah Energy Parent LLC (d)(e)	11,874	755,186
Gaming - 0.1%
Caesars Entertainment, Inc. (d)	5,600	244,888
TOTAL COMMON STOCKS (Cost $440,063)		1,000,074

Bank Loan Obligations - 0.6%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.458% 8/24/26 (f)(g)(h)	207,364	40,229
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.9799% 11/12/27 (f)(g)(h)	350,460	338,005
Services - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (f)(g)(h)	134,662	129,108
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.5039% 12/10/29 (f)(g)(h)	50,000	42,313
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (f)(g)(h)	501,212	458,750
TOTAL SERVICES		630,171
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.4787% 8/1/25 (f)(g)(h)	260,000	257,928
TOTAL BANK LOAN OBLIGATIONS (Cost $1,412,570)		1,266,333

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.3%
Ally Financial, Inc. 4.7% (f)(i) (Cost $4,200,000)	4,200,000	3,086,840

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (j) (Cost $16,719,310)	16,715,967	16,719,310

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $258,670,121)	227,790,354
NET OTHER ASSETS (LIABILITIES) - 1.3%	3,025,011
NET ASSETS - 100.0%	230,815,365

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,306,958 or 59.5% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Non-income producing
(e)	Level 3 security
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	13,061,727	40,415,938	36,758,355	209,348	-	-	16,719,310	0.0%
Total	13,061,727	40,415,938	36,758,355	209,348	-	-	16,719,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	244,888	244,888	-	-
Energy	755,186	-	-	755,186

Corporate Bonds	205,717,797	-	205,717,797	-

Bank Loan Obligations	1,266,333	-	1,266,333	-

Preferred Securities	3,086,840	-	3,086,840	-

Money Market Funds	16,719,310	16,719,310	-	-
Total Investments in Securities:	227,790,354	16,964,198	210,070,970	755,186
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $241,950,811)	$211,071,044
Fidelity Central Funds (cost $16,719,310)	16,719,310

Total Investment in Securities (cost $258,670,121)		$227,790,354
Cash		331,127
Receivable for fund shares sold		98,809
Interest receivable		3,092,575
Distributions receivable from Fidelity Central Funds		51,229
Prepaid expenses		396
Receivable from investment adviser for expense reductions		3,293
Total assets		231,367,783
Liabilities
Payable for fund shares redeemed	$235,702
Distributions payable	134,484
Accrued management fee	105,643
Transfer agent fee payable	31,183
Other affiliated payables	7,992
Audit fee payable	36,949
Other payables and accrued expenses	465
Total Liabilities		552,418
Net Assets		$230,815,365
Net Assets consist of:
Paid in capital		$275,825,750
Total accumulated earnings (loss)		(45,010,385)
Net Assets		$230,815,365
Net Asset Value , offering price and redemption price per share ($230,815,365 ÷ 30,438,629 shares)		$7.58

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$452,902
Interest		6,098,042
Income from Fidelity Central Funds		209,348
Total Income		6,760,292
Expenses
Management fee	$692,541
Transfer agent fees	190,583
Accounting fees and expenses	52,415
Custodian fees and expenses	1,701
Independent trustees' fees and expenses	449
Registration fees	20,212
Audit	36,101
Legal	126
Miscellaneous	648
Total expenses before reductions	994,776
Expense reductions	(39,849)
Total expenses after reductions		954,927
Net Investment income (loss)		5,805,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,750,991)
Total net realized gain (loss)		(4,750,991)
Change in net unrealized appreciation (depreciation) on investment securities		(9,700,609)
Net gain (loss)		(14,451,600)
Net increase (decrease) in net assets resulting from operations		$(8,646,235)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,805,365	$13,243,987
Net realized gain (loss)	(4,750,991)	(2,092,913)
Change in net unrealized appreciation (depreciation)	(9,700,609)	(31,676,232)
Net increase (decrease) in net assets resulting from operations	(8,646,235)	(20,525,158)
Distributions to shareholders	(5,213,435)	(13,518,187)
Share transactions
Proceeds from sales of shares	8,642,384	48,014,625
Reinvestment of distributions	4,396,646	11,416,988
Cost of shares redeemed	(46,297,281)	(132,087,012)
Net increase (decrease) in net assets resulting from share transactions	(33,258,251)	(72,655,399)
Total increase (decrease) in net assets	(47,117,921)	(106,698,744)

Net Assets
Beginning of period	277,933,286	384,632,030
End of period	$230,815,365	$277,933,286

Other Information
Shares
Sold	1,108,537	5,431,596
Issued in reinvestment of distributions	571,789	1,308,964
Redeemed	(6,014,328)	(15,398,227)
Net increase (decrease)	(4,334,002)	(8,657,667)

Financial Highlights
Fidelity® Focused High Income Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.99	$8.86	$8.28	$8.65	$8.47	$8.67
Income from Investment Operations
Net investment income (loss) A,B	.177	.317	.340	.374	.399	.380
Net realized and unrealized gain (loss)	(.428)	(.863)	.574	(.378)	.190	(.219)
Total from investment operations	(.251)	(.546)	.914	(.004)	.589	.161
Distributions from net investment income	(.159)	(.324)	(.334)	(.366)	(.409)	(.362)
Total distributions	(.159)	(.324)	(.334)	(.366)	(.409)	(.362)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$7.58	$7.99	$8.86	$8.28	$8.65	$8.47
Total Return C,D	(3.15)%	(6.41)%	11.16%	(.16)%	7.21%	1.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78% G	.75%	.75%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.75% G	.75%	.75%	.78%	.79%	.80%
Expenses net of all reductions	.75% G	.75%	.75%	.78%	.78%	.79%
Net investment income (loss)	4.55% G	3.62%	3.88%	4.31%	4.73%	4.38%
Supplemental Data
Net assets, end of period (000 omitted)	$230,815	$277,933	$384,632	$347,510	$302,781	$397,850
Portfolio turnover rate H	4% G	20%	73%	43%	49%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, prior period premium and discount on debt securities and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,988,058
Gross unrealized depreciation	(31,989,928)
Net unrealized appreciation (depreciation)	$(30,001,870)
Tax cost	$257,792,224

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,345,990)
Long-term	(1,470,582)
Total capital loss carryforward	$(10,816,572)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused High Income Fund	4,586,651	40,237,439
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Focused High Income Fund	$237
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through August 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $37,398.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $2,443.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Focused High Income Fund	.75%
Actual		$ 1,000	$ 968.50	$ 3.72
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in January 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Focused High Income Fund

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.75% through August 22, 2022.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.801609.119
FFH-SANN-1222
Fidelity® Short Duration High Income Fund

Semi-Annual Report
October 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5
CCO Holdings LLC/CCO Holdings Capital Corp.	2.2
TransDigm, Inc.	1.9
Ford Motor Credit Co. LLC	1.7
Occidental Petroleum Corp.	1.6
Tenet Healthcare Corp.	1.5
Caesars Entertainment, Inc.	1.5
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.	1.3
OneMain Finance Corp.	1.3
Community Health Systems, Inc.	1.3
16.8

Market Sectors (% of Fund's net assets)

Energy	12.4
Telecommunications	9.0
Healthcare	6.1
Gaming	5.4
Diversified Financial Services	5.3

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 15.5%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 76.8%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.0%
Broadcasting - 0.9%
DISH Network Corp.:
2.375% 3/15/24	510,000	462,570
3.375% 8/15/26	4,500,000	3,111,750
		3,574,320
Energy - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	15,159	89,860
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	26,231	155,492
		245,352
TOTAL CONVERTIBLE BONDS		3,819,672
Nonconvertible Bonds - 75.8%
Aerospace - 3.4%
Bombardier, Inc.:
6% 2/15/28 (d)	125,000	111,238
7.125% 6/15/26 (d)	4,000,000	3,786,509
Spirit Aerosystems, Inc.:
5.5% 1/15/25 (d)	100,000	96,500
7.5% 4/15/25 (d)	1,750,000	1,700,195
TransDigm, Inc.:
5.5% 11/15/27	1,735,000	1,570,175
6.25% 3/15/26 (d)	5,765,000	5,686,654
7.5% 3/15/27	25,000	24,635
		12,975,906
Air Transportation - 2.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	5,300,000	5,047,305
United Airlines, Inc. 4.375% 4/15/26 (d)	2,600,000	2,372,911
Western Global Airlines LLC 10.375% 8/15/25 (d)	250,000	210,000
		7,630,216
Automotive & Auto Parts - 1.7%
Ford Motor Credit Co. LLC:
2.3% 2/10/25	540,000	491,994
3.375% 11/13/25	5,900,000	5,352,539
4.687% 6/9/25	455,000	432,399
5.125% 6/16/25	250,000	241,200
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	30,000	21,508
		6,539,640
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	936,718
5.75% 11/20/25	1,895,000	1,823,140
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (d)	235,000	212,842
		2,972,700
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	410,000	82,000
Sirius XM Radio, Inc. 3.125% 9/1/26 (d)	2,995,000	2,676,332
Univision Communications, Inc. 6.625% 6/1/27 (d)	1,375,000	1,357,813
		4,116,145
Building Materials - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	245,000	227,174
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (d)	185,000	136,797
SRS Distribution, Inc. 4.625% 7/1/28 (d)	95,000	83,414
		447,385
Cable/Satellite TV - 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (d)	3,315,000	3,290,082
5.125% 5/1/27 (d)	5,250,000	4,864,020
CSC Holdings LLC:
5.25% 6/1/24	1,000,000	970,000
5.5% 4/15/27 (d)	2,300,000	2,156,250
DISH DBS Corp.:
5.25% 12/1/26 (d)	300,000	260,625
5.875% 11/15/24	3,100,000	2,862,540
7.75% 7/1/26	650,000	548,464
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)	1,595,000	1,347,775
		16,299,756
Capital Goods - 0.6%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	2,525,000	2,263,031
Chemicals - 2.0%
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (d)	250,000	211,430
LSB Industries, Inc. 6.25% 10/15/28 (d)	1,990,000	1,806,701
NOVA Chemicals Corp.:
4.875% 6/1/24 (d)	300,000	291,750
5% 5/1/25 (d)	3,205,000	3,052,410
Rhodia Acetow Management GmbH 10.5% 2/15/27 (d)	130,000	105,241
SPCM SA 3.125% 3/15/27 (d)	395,000	347,106
The Chemours Co. LLC 5.375% 5/15/27	2,000,000	1,790,840
		7,605,478
Consumer Products - 1.2%
Coty, Inc. 5% 4/15/26 (d)	1,700,000	1,594,284
Gannett Holdings LLC 6% 11/1/26 (d)	75,000	56,101
Mattel, Inc. 5.875% 12/15/27 (d)	1,210,000	1,174,160
Newell Brands, Inc. 4.45% 4/1/26	1,800,000	1,674,990
		4,499,535
Containers - 2.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)	610,000	527,650
5.25% 8/15/27 (d)	500,000	350,445
5.25% 8/15/27 (d)	3,000,000	2,102,670
Ball Corp.:
4% 11/15/23	400,000	391,694
5.25% 7/1/25	1,900,000	1,875,319
Berry Global, Inc. 4.875% 7/15/26 (d)	1,175,000	1,103,913
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	220,000	201,946
8.5% 8/15/27 (d)	4,050,000	3,808,181
		10,361,818
Diversified Financial Services - 4.7%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	225,000	199,688
Coinbase Global, Inc. 3.625% 10/1/31 (d)	705,000	417,458
Freedom Mortgage Corp. 6.625% 1/15/27 (d)	250,000	186,600
Hightower Holding LLC 6.75% 4/15/29 (d)	400,000	325,651
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,840,000	1,790,559
5.25% 5/15/27	535,000	492,869
6.25% 5/15/26	7,690,000	7,401,611
Navient Corp.:
6.125% 3/25/24	2,000,000	1,962,171
6.75% 6/15/26	250,000	235,938
OneMain Finance Corp.:
3.5% 1/15/27	235,000	192,737
6.125% 3/15/24	750,000	732,765
6.875% 3/15/25	4,090,000	3,967,300
		17,905,347
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	1,660,000	1,412,096
Energy - 12.3%
Berry Petroleum Co. LLC 7% 2/15/26 (d)	100,000	89,500
Buckeye Partners LP 4.125% 3/1/25 (d)	1,400,000	1,319,514
California Resources Corp. 7.125% 2/1/26 (d)	250,000	245,203
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (d)	10,000	10,395
Chesapeake Energy Corp. 5.5% 2/1/26 (d)	505,000	489,471
Chord Energy Corp. 6.375% 6/1/26 (d)	100,000	97,690
Citgo Holding, Inc. 9.25% 8/1/24 (d)	1,850,000	1,851,711
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	1,450,000	1,428,047
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	70,000	64,925
Comstock Resources, Inc. 6.75% 3/1/29 (d)	120,000	114,900
Continental Resources, Inc.:
2.268% 11/15/26 (d)	300,000	255,045
4.5% 4/15/23	300,000	298,752
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)	1,860,000	1,739,286
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (d)	2,300,000	2,224,560
CVR Energy, Inc. 5.25% 2/15/25 (d)	1,615,000	1,556,174
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,369,025
Delek Logistics Partners LP 7.125% 6/1/28 (d)	80,000	71,636
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (d)	74,800	76,807
EnLink Midstream Partners LP 4.85% 7/15/26	1,400,000	1,319,598
EQM Midstream Partners LP:
6% 7/1/25 (d)	147,000	142,372
7.5% 6/1/27 (d)	2,550,000	2,518,125
EQT Corp. 3.125% 5/15/26 (d)	500,000	453,745
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	1,145,000	1,108,406
Gulfport Energy Corp. 8% 5/17/26	100,000	99,700
Hess Midstream Partners LP 5.625% 2/15/26 (d)	2,450,000	2,402,887
Holly Energy Partners LP/Holly Energy Finance Corp. 6.375% 4/15/27 (d)	105,000	101,059
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	1,300,000	1,262,674
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	135,000	0
Murphy Oil Corp. 5.75% 8/15/25	116,000	114,363
Nabors Industries, Inc. 5.75% 2/1/25	2,550,000	2,454,375
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	2,515,000	2,439,550
6.75% 9/15/25 (d)	1,290,000	1,266,401
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,450,000	1,311,726
NuStar Logistics LP 6% 6/1/26	400,000	387,840
Occidental Petroleum Corp.:
5.875% 9/1/25	5,250,000	5,289,375
6.95% 7/1/24	900,000	922,149
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25	350,000	346,283
PDC Energy, Inc. 5.75% 5/15/26	1,750,000	1,677,655
Precision Drilling Corp. 7.125% 1/15/26 (d)	1,660,000	1,630,801
Range Resources Corp. 4.875% 5/15/25	250,000	241,149
Southwestern Energy Co. 5.7% 1/23/25 (f)	28,000	27,677
Sunnova Energy Corp. 5.875% 9/1/26 (d)	210,000	184,800
Sunoco LP/Sunoco Finance Corp.:
5.875% 3/15/28	60,000	57,119
6% 4/15/27	1,010,000	989,598
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (d)	2,000,000	1,887,344
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	285,750	278,606
Western Gas Partners LP 4.65% 7/1/26	3,500,000	3,316,250
		47,534,268
Entertainment/Film - 0.3%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)	1,500,000	1,334,880
Environmental - 0.4%
Madison IAQ LLC 4.125% 6/30/28 (d)	1,900,000	1,572,250
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (d)	4,600,000	4,128,132
Food/Beverage/Tobacco - 0.9%
Post Holdings, Inc.:
5.625% 1/15/28 (d)	1,625,000	1,519,213
5.75% 3/1/27 (d)	596,000	576,129
Turning Point Brands, Inc. 5.625% 2/15/26 (d)	100,000	87,418
U.S. Foods, Inc. 6.25% 4/15/25 (d)	1,275,000	1,268,868
United Natural Foods, Inc. 6.75% 10/15/28 (d)	95,000	91,758
		3,543,386
Gaming - 4.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	1,030,000	859,795
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	4,950,000	4,829,874
8.125% 7/1/27 (d)	900,000	875,250
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	495,000	483,506
Carnival Corp. 10.5% 6/1/30 (d)	245,000	189,875
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	500,000	491,250
International Game Technology PLC 4.125% 4/15/26 (d)	2,200,000	2,041,600
Melco Resorts Finance Ltd. 5.25% 4/26/26 (d)	200,000	126,953
MGM Resorts International 6% 3/15/23	1,000,000	999,499
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)	95,000	83,838
Studio City Finance Ltd. 5% 1/15/29 (d)	225,000	93,263
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (d)	3,715,000	3,454,860
4.625% 6/15/25 (d)	300,000	281,162
5.625% 5/1/24 (d)	1,000,000	987,260
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)	500,000	492,500
5.5% 3/1/25 (d)	2,800,000	2,650,144
		18,940,629
Healthcare - 5.4%
1375209 BC Ltd. 9% 1/30/28 (d)	562,000	543,735
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	2,000,000	1,540,000
14% 10/15/30 (d)	197,000	112,783
Community Health Systems, Inc.:
5.625% 3/15/27 (d)	6,050,000	4,821,064
6.875% 4/15/29 (d)	120,000	48,288
HCA Holdings, Inc. 5.875% 2/15/26	1,750,000	1,733,102
IQVIA, Inc. 5% 5/15/27 (d)	4,500,000	4,287,960
Owens & Minor, Inc. 4.5% 3/31/29 (d)	65,000	50,333
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	200,000	149,548
Surgery Center Holdings, Inc. 6.75% 7/1/25 (d)	1,755,000	1,649,882
Tenet Healthcare Corp.:
4.625% 7/15/24	86,000	83,850
5.125% 11/1/27 (d)	6,200,000	5,711,750
		20,732,295
Homebuilders/Real Estate - 2.3%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (d)	250,000	232,048
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	4,000,000	3,607,680
Railworks Holdings LP 8.25% 11/15/28 (d)	230,000	211,379
Service Properties Trust:
4.35% 10/1/24	400,000	367,312
7.5% 9/15/25	3,000,000	2,925,000
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,405,269
		8,748,688
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (d)	1,020,000	958,697
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)	30,000	27,375
Enact Holdings, Inc. 6.5% 8/15/25 (d)	200,000	197,020
		1,183,092
Leisure - 2.5%
Carnival Corp. 7.625% 3/1/26 (d)	4,900,000	3,684,555
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	400,000	327,500
5.875% 2/15/27 (d)	2,025,000	1,809,844
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	120,000	93,278
5.5% 8/31/26 (d)	885,000	723,576
11.625% 8/15/27 (d)	1,500,000	1,458,300
Six Flags Entertainment Corp. 5.5% 4/15/27 (d)	1,500,000	1,350,000
Viking Cruises Ltd. 13% 5/15/25 (d)	235,000	252,625
		9,699,678
Metals/Mining - 2.3%
First Quantum Minerals Ltd. 6.875% 3/1/26 (d)	2,610,000	2,442,738
Howmet Aerospace, Inc.:
5.125% 10/1/24	250,000	246,875
6.875% 5/1/25	3,708,000	3,774,188
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	1,055,000	925,515
Novelis Corp. 3.25% 11/15/26 (d)	1,650,000	1,444,141
		8,833,457
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (d)	200,000	191,914
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	1,800,000	1,582,065
5.75% 4/15/25 (d)	1,000,000	996,250
Garden SpinCo Corp. 8.625% 7/20/30 (d)	55,000	56,571
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,203,563
		3,838,449
Services - 2.7%
Aramark Services, Inc. 5% 4/1/25 (d)	2,800,000	2,706,741
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	806,000	579,487
CoreCivic, Inc.:
4.75% 10/15/27	35,000	29,042
8.25% 4/15/26	250,000	253,656
Diebold Nixdorf, Inc. 9.375% 7/15/25 (d)	100,000	74,370
Life Time, Inc. 5.75% 1/15/26 (d)	1,125,000	1,046,250
PowerTeam Services LLC 9.033% 12/4/25 (d)	120,000	100,279
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	2,350,000	2,287,371
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,200,000	2,065,096
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,240,000	1,156,261
		10,298,553
Steel - 0.0%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	150,000	139,125
Super Retail - 2.1%
At Home Group, Inc. 4.875% 7/15/28 (d)	60,000	43,623
Carvana Co. 5.5% 4/15/27 (d)	200,000	95,046
EG Global Finance PLC:
6.75% 2/7/25 (d)	3,700,000	3,330,000
8.5% 10/30/25 (d)	800,000	738,964
Hanesbrands, Inc. 4.875% 5/15/26 (d)	2,400,000	2,202,000
Rent-A-Center, Inc. 6.375% 2/15/29 (d)	30,000	23,371
Staples, Inc. 7.5% 4/15/26 (d)	1,900,000	1,650,302
		8,083,306
Technology - 2.3%
Camelot Finance SA 4.5% 11/1/26 (d)	2,600,000	2,429,788
CommScope, Inc. 6% 3/1/26 (d)	2,100,000	2,025,559
MicroStrategy, Inc. 6.125% 6/15/28 (d)	85,000	72,834
MoneyGram International, Inc. 5.375% 8/1/26 (d)	250,000	245,513
Sensata Technologies BV 5% 10/1/25 (d)	2,300,000	2,228,474
Uber Technologies, Inc. 7.5% 9/15/27 (d)	1,500,000	1,499,653
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	400,000	336,672
Virtusa Corp. 7.125% 12/15/28 (d)	50,000	35,866
		8,874,359
Telecommunications - 8.0%
Altice France SA 8.125% 2/1/27 (d)	3,410,000	3,124,413
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	25,000	21,625
Cogent Communications Group, Inc. 7% 6/15/27 (d)	1,800,000	1,708,915
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,060,000	821,346
Lumen Technologies, Inc.:
4% 2/15/27 (d)	4,000,000	3,400,800
5.125% 12/15/26 (d)	1,000,000	856,250
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (d)	95,000	85,399
Sable International Finance Ltd. 5.75% 9/7/27 (d)	2,402,000	2,116,763
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	200,000	193,679
SBA Communications Corp. 3.875% 2/15/27	3,200,000	2,880,000
Sprint Corp. 7.875% 9/15/23	2,280,000	2,317,399
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	3,810,000	3,429,114
2.625% 4/15/26	320,000	288,790
Telecom Italia SpA 5.303% 5/30/24 (d)	2,150,000	2,022,656
Uniti Group, Inc. 7.875% 2/15/25 (d)	4,705,000	4,657,974
Windstream Escrow LLC 7.75% 8/15/28 (d)	570,000	493,221
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	3,200,000	2,472,000
		30,890,344
Transportation Ex Air/Rail - 0.0%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	70,000	55,353
Utilities - 2.1%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,157,000	2,050,621
InterGen NV 7% 6/30/23 (d)	200,000	195,750
NextEra Energy Partners LP:
4.25% 7/15/24 (d)	1,500,000	1,454,280
4.25% 9/15/24 (d)	41,000	38,584
PG&E Corp. 5% 7/1/28	1,210,000	1,090,567
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)	120,000	114,300
Vistra Operations Co. LLC:
5% 7/31/27 (d)	225,000	207,563
5.625% 2/15/27 (d)	3,005,000	2,864,606
		8,016,271
TOTAL NONCONVERTIBLE BONDS		291,667,482
TOTAL CORPORATE BONDS (Cost $302,382,306)		295,487,154

Common Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Lime Tree Bay Ltd. (c)	80	2,698
Energy - 0.0%
California Resources Corp. warrants 10/27/24 (g)	2	28
Forbes Energy Services Ltd. (c)(g)	6,468	0
Mesquite Energy, Inc. (c)(g)	1,922	106,555
TOTAL ENERGY		106,583
Utilities - 0.1%
EQT Corp.	3,400	142,256
TOTAL COMMON STOCKS (Cost $479,224)		251,537

Bank Loan Obligations - 11.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.6%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.458% 8/24/26 (h)(i)(j)	197,490	38,313
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 1/31/29 (h)(i)(j)	2,359,700	2,262,362
TOTAL BROADCASTING		2,300,675
Building Materials - 1.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (h)(i)(j)	1,682,688	1,167,011
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1532% 4/29/29 (h)(i)(j)	500,000	451,305
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 6/4/28 (h)(i)(j)	2,348,504	2,178,238
TOTAL BUILDING MATERIALS		3,796,554
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(h)(i)(j)	286,375	272,056
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (h)(i)(j)	29,775	27,063
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.4147% 3/16/27 (h)(i)(j)	32,476	30,497
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4375% 9/22/28 (h)(i)(j)	1,524,813	1,461,441
TOTAL CHEMICALS		1,791,057
Consumer Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4241% 5/17/28 (h)(i)(j)	24,750	20,708
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1631% 9/29/28 (h)(i)(j)	19,850	18,525
TKC Holdings, Inc. 1LN, term loan 12% 2/14/27 (h)(j)	200,000	170,000
TOTAL CONSUMER PRODUCTS		209,233
Diversified Financial Services - 0.6%
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.0039% 1/27/27 (h)(i)(j)	344,697	329,130
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.2776% 4/21/28 (h)(i)(j)	2,309,900	2,136,658
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,465,788
Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.8125% 6/12/28 (h)(i)(j)	15,973	15,971
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(e)(h)(j)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(i)(j)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(i)(j)	15,000	0
TOTAL ENERGY		15,971
Environmental - 0.2%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0039% 6/28/28 (h)(i)(j)	694,750	663,486
Food/Beverage/Tobacco - 0.0%
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.1741% 3/31/28 (h)(i)(j)	54,313	48,142
Gaming - 0.5%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7287% 1/27/29 (h)(i)(j)	322,458	301,820
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 6.6% 10/20/24 (h)(i)(j)	1,736,501	1,719,136
TOTAL GAMING		2,020,956
Healthcare - 0.7%
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7539% 11/30/28 (h)(i)(j)	12,283	11,009
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.3383% 11/30/28 (h)(i)(j)(k)	2,655	2,379
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 5/4/28 (h)(i)(j)	19,750	19,281
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 5/5/28 (h)(i)(j)	48,990	48,347
Medical Solutions Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3769% 11/1/28 (h)(i)(j)	343,100	330,234
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 11/1/28 (i)(j)(k)	55,200	53,130
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 10/23/28 (h)(i)(j)	114,425	105,080
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (h)(i)(j)	1,621,008	1,578,457
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 11/30/27 (h)(i)(j)	14,849	14,325
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (h)(i)(j)	59,700	57,409
RadNet Management, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 4/23/28 (h)(i)(j)	345,625	334,824
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3779% 10/1/28 (h)(i)(j)	29,700	28,141
TOTAL HEALTHCARE		2,582,616
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 8/2/28 (h)(i)(j)	49,500	48,696
Insurance - 0.8%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 5/10/25 (h)(i)(j)	295,373	286,559
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.9799% 11/12/27 (h)(i)(j)	1,603,950	1,546,946
AssuredPartners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 2/13/27 (h)(i)(j)	1,344,684	1,280,811
TOTAL INSURANCE		3,114,316
Leisure - 0.1%
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.2539% 5/28/28 (h)(i)(j)	395,000	370,561
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.125% 5/12/28 (h)(i)(j)	24,688	22,686
TOTAL LEISURE		393,247
Paper - 0.4%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (h)(i)(j)	1,579,800	1,519,452
Services - 1.6%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (h)(i)(j)	49,875	47,818
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 5/14/28 (h)(i)(j)	2,269,800	2,055,599
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.5039% 12/10/29 (h)(i)(j)	20,000	16,925
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (h)(i)(j)	2,433,613	2,227,437
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (h)(i)(j)	1,500,000	1,294,695
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 9/30/28 (h)(i)(j)	14,850	14,389
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.3125% 6/2/28 (h)(i)(j)	49,500	36,369
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (h)(i)(j)	638,625	560,662
TOTAL SERVICES		6,253,894
Super Retail - 0.9%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 3/5/28 (h)(i)(j)	3,138,030	2,948,179
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.3003% 4/1/28 (h)(i)(j)	494,987	363,816
TOTAL SUPER RETAIL		3,311,995
Technology - 0.9%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (h)(i)(j)	10,156	9,915
Aptean, Inc. 2LN, term loan 1 month U.S. LIBOR + 7.000% 10.0696% 4/23/27 (h)(i)(j)	200,000	183,000
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.9671% 2/15/29 (h)(i)(j)	2,255,859	2,056,599
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (i)(j)(k)	383,307	349,450
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 10.5039% 3/31/29 (h)(i)(j)	80,000	74,400
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 3/31/28 (h)(i)(j)	14,813	13,969
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.2776% 1/31/24 (h)(i)(j)	393,734	369,125
Maverick Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1647% 5/18/28 (h)(i)(j)	297,019	280,683
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.8287% 11/10/27 (h)(i)(j)	344,750	326,220
TOTAL TECHNOLOGY		3,663,361
Telecommunications - 1.0%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.6621% 11/30/27 (h)(i)(j)	1,343,860	1,309,591
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.25% 10/2/27 (h)(i)(j)	700,000	582,967
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (h)(i)(j)	1,427,628	1,373,207
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.9766% 4/30/27 (h)(i)(j)	152,675	147,255
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.0039% 9/21/27 (h)(i)(j)	344,634	308,234
TOTAL TELECOMMUNICATIONS		3,721,254
Textiles/Apparel - 0.1%
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 4/14/28 (h)(i)(j)	296,250	270,236
Utilities - 1.3%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.4787% 8/1/25 (h)(i)(j)	1,620,000	1,607,089
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8148% 2/15/24 (h)(i)(j)	458,588	313,940
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (h)(i)(j)	3,024,560	2,970,874
TOTAL UTILITIES		4,891,903
TOTAL BANK LOAN OBLIGATIONS (Cost $44,441,051)		43,082,832

Money Market Funds - 17.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (l) (Cost $65,575,673)	65,562,600	65,575,712

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $412,878,254)	404,397,235
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(19,552,665)
NET ASSETS - 100.0%	384,844,570

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $245,352 or 0.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,200,044 or 53.3% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $440,205 and $404,102, respectively.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	15,159

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	26,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	6,370,650	306,512,727	247,307,665	148,634	-	-	65,575,712	0.1%
Total	6,370,650	306,512,727	247,307,665	148,634	-	-	65,575,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	248,839	142,284	-	106,555
Financials	2,698	-	-	2,698

Corporate Bonds	295,487,154	-	295,241,802	245,352

Bank Loan Obligations	43,082,832	-	42,810,776	272,056

Money Market Funds	65,575,712	65,575,712	-	-
Total Investments in Securities:	404,397,235	65,717,996	338,052,578	626,661
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $347,302,581)	$338,821,523
Fidelity Central Funds (cost $65,575,673)	65,575,712

Total Investment in Securities (cost $412,878,254)		$404,397,235
Cash		356,933
Receivable for investments sold		27,435
Receivable for fund shares sold		11,632,983
Interest receivable		4,760,810
Distributions receivable from Fidelity Central Funds		94,050
Prepaid expenses		185
Receivable from investment adviser for expense reductions		44,522
Total assets		421,314,153
Liabilities
Payable for investments purchased	$36,190,053
Payable for fund shares redeemed	51,421
Distributions payable	76,061
Accrued management fee	78,998
Distribution and service plan fees payable	7,457
Other affiliated payables	25,810
Other payables and accrued expenses	39,783
Total Liabilities		36,469,583
Net Assets		$384,844,570
Net Assets consist of:
Paid in capital		$402,967,818
Total accumulated earnings (loss)		(18,123,248)
Net Assets		$384,844,570

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,740,730 ÷ 2,547,170 shares) (a)		$8.54
Maximum offering price per share (100/96.00 of $8.54)		$8.90
Class M :
Net Asset Value and redemption price per share ($2,526,948 ÷ 296,090 shares) (a)		$8.53
Maximum offering price per share (100/96.00 of $8.53)		$8.89
Class C :
Net Asset Value and offering price per share ($2,979,204 ÷ 348,997 shares) (a)		$8.54
Short Duration High Income :
Net Asset Value , offering price and redemption price per share ($341,841,376 ÷ 40,048,117 shares)		$8.54
Class I :
Net Asset Value , offering price and redemption price per share ($5,296,205 ÷ 620,447 shares)		$8.54
Class Z :
Net Asset Value , offering price and redemption price per share ($10,460,107 ÷ 1,224,986 shares)		$8.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$510
Interest		3,363,015
Income from Fidelity Central Funds		148,634
Total Income		3,512,159
Expenses
Management fee	$356,866
Transfer agent fees	76,428
Distribution and service plan fees	46,949
Accounting fees and expenses	26,659
Custodian fees and expenses	5,096
Independent trustees' fees and expenses	208
Registration fees	81,711
Audit	34,540
Legal	6,717
Miscellaneous	327
Total expenses before reductions	635,501
Expense reductions	(94,733)
Total expenses after reductions		540,768
Net Investment income (loss)		2,971,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,965,028)
Total net realized gain (loss)		(1,965,028)
Change in net unrealized appreciation (depreciation) on investment securities		(2,462,650)
Net gain (loss)		(4,427,678)
Net increase (decrease) in net assets resulting from operations		$(1,456,287)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,971,391	$4,424,773
Net realized gain (loss)	(1,965,028)	118,598
Change in net unrealized appreciation (depreciation)	(2,462,650)	(7,771,418)
Net increase (decrease) in net assets resulting from operations	(1,456,287)	(3,228,047)
Distributions to shareholders	(2,713,986)	(4,340,504)
Share transactions - net increase (decrease)	261,515,211	19,732,716
Total increase (decrease) in net assets	257,344,938	12,164,165

Net Assets
Beginning of period	127,499,632	115,335,467
End of period	$384,844,570	$127,499,632

Financial Highlights
Fidelity Advisor® Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.52	$8.87	$9.44	$9.42	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.190	.307	.300	.348	.409	.381
Net realized and unrealized gain (loss)	(.457)	(.546)	.651	(.571)	.004	(.159)
Total from investment operations	(.267)	(.239)	.951	(.223)	.413	.222
Distributions from net investment income	(.173)	(.301)	(.301)	(.347)	(.393)	(.373)
Total distributions	(.173)	(.301)	(.301)	(.347)	(.393)	(.373)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$8.54	$8.98	$9.52	$8.87	$9.44	$9.42
Total Return C,D,E	(2.98)%	(2.60)%	10.83%	(2.47)%	4.52%	2.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.13%	1.15%	1.15%	1.15%	1.16%
Expenses net of fee waivers, if any	1.01% H	1.01%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.01% H	1.01%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	4.35% H	3.27%	3.21%	3.74%	4.37%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$21,741	$22,554	$17,126	$12,603	$15,050	$12,351
Portfolio turnover rate I	25% H	42%	74%	77%	33%	65%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.52	$8.86	$9.44	$9.42	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.190	.307	.300	.348	.408	.382
Net realized and unrealized gain (loss)	(.467)	(.546)	.661	(.581)	.005	(.160)
Total from investment operations	(.277)	(.239)	.961	(.233)	.413	.222
Distributions from net investment income	(.173)	(.301)	(.301)	(.347)	(.393)	(.373)
Total distributions	(.173)	(.301)	(.301)	(.347)	(.393)	(.373)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$8.53	$8.98	$9.52	$8.86	$9.44	$9.42
Total Return C,D,E	(3.09)%	(2.60)%	10.96%	(2.58)%	4.52%	2.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.13%	1.17%	1.16%	1.16%	1.16%
Expenses net of fee waivers, if any	1.01% H	1.01%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.01% H	1.01%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	4.35% H	3.27%	3.21%	3.74%	4.37%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,527	$2,812	$2,289	$2,106	$2,537	$2,081
Portfolio turnover rate I	25% H	42%	74%	77%	33%	65%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.52	$8.87	$9.44	$9.42	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.158	.237	.230	.278	.338	.310
Net realized and unrealized gain (loss)	(.458)	(.546)	.651	(.571)	.005	(.159)
Total from investment operations	(.300)	(.309)	.881	(.293)	.343	.151
Distributions from net investment income	(.140)	(.231)	(.231)	(.277)	(.323)	(.302)
Total distributions	(.140)	(.231)	(.231)	(.277)	(.323)	(.302)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$8.54	$8.98	$9.52	$8.87	$9.44	$9.42
Total Return C,D,E	(3.34)%	(3.33)%	10.01%	(3.20)%	3.74%	1.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.95% H	1.91%	1.94%	1.93%	1.92%	1.93%
Expenses net of fee waivers, if any	1.76% H	1.76%	1.80%	1.80%	1.80%	1.80%
Expenses net of all reductions	1.76% H	1.76%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss)	3.60% H	2.52%	2.46%	2.99%	3.61%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,979	$3,884	$4,018	$4,017	$4,541	$5,146
Portfolio turnover rate I	25% H	42%	74%	77%	33%	65%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Short Duration High Income Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.52	$8.87	$9.44	$9.42	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.196	.331	.323	.372	.431	.405
Net realized and unrealized gain (loss)	(.452)	(.546)	.651	(.572)	.006	(.159)
Total from investment operations	(.256)	(.215)	.974	(.200)	.437	.246
Distributions from net investment income	(.184)	(.325)	(.324)	(.370)	(.417)	(.397)
Total distributions	(.184)	(.325)	(.324)	(.370)	(.417)	(.397)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$8.54	$8.98	$9.52	$8.87	$9.44	$9.42
Total Return C,D	(2.85)%	(2.35)%	11.11%	(2.23)%	4.78%	2.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.89% G	.83%	.87%	.86%	.86%	.86%
Expenses net of fee waivers, if any	.76% G	.75%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.76% G	.75%	.80%	.80%	.80%	.80%
Net investment income (loss)	4.60% G	3.52%	3.46%	3.99%	4.61%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$341,841	$87,949	$83,066	$63,703	$88,429	$83,652
Portfolio turnover rate H	25% G	42%	74%	77%	33%	65%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.52	$8.87	$9.44	$9.42	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.201	.331	.323	.372	.430	.406
Net realized and unrealized gain (loss)	(.457)	(.546)	.651	(.572)	.007	(.160)
Total from investment operations	(.256)	(.215)	.974	(.200)	.437	.246
Distributions from net investment income	(.184)	(.325)	(.324)	(.370)	(.417)	(.397)
Total distributions	(.184)	(.325)	(.324)	(.370)	(.417)	(.397)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$8.54	$8.98	$9.52	$8.87	$9.44	$9.42
Total Return C,D	(2.85)%	(2.35)%	11.11%	(2.23)%	4.78%	2.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92% G	.88%	.92%	.89%	.89%	.91%
Expenses net of fee waivers, if any	.76% G	.76%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.76% G	.76%	.80%	.80%	.80%	.80%
Net investment income (loss)	4.60% G	3.52%	3.46%	3.99%	4.60%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$5,296	$5,055	$5,023	$3,950	$4,060	$4,686
Portfolio turnover rate H	25% G	42%	74%	77%	33%	65%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class Z

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.98	$9.52	$8.87	$9.45	$9.46
Income from Investment Operations
Net investment income (loss) B,C	.203	.339	.331	.378	.261
Net realized and unrealized gain (loss)	(.455)	(.546)	.652	(.579)	(.016)
Total from investment operations	(.252)	(.207)	.983	(.201)	.245
Distributions from net investment income	(.188)	(.333)	(.333)	(.379)	(.255)
Total distributions	(.188)	(.333)	(.333)	(.379)	(.255)
Net asset value, end of period	$8.54	$8.98	$9.52	$8.87	$9.45
Total Return D,E	(2.81)%	(2.27)%	11.21%	(2.24)%	2.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.84% H	.78%	.80%	.80%	.82% H
Expenses net of fee waivers, if any	.67% H	.66%	.71%	.71%	.71% H
Expenses net of all reductions	.67% H	.66%	.71%	.71%	.71% H
Net investment income (loss)	4.69% H	3.61%	3.55%	4.08%	4.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,460	$5,246	$3,815	$2,031	$425
Portfolio turnover rate I	25% H	42%	74%	77%	33%

A For the period October 2, 2018 (commencement of sale of shares) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 2,953,431
Gross unrealized depreciation	(11,052,163)
Net unrealized appreciation (depreciation)	$(8,098,732)
Tax cost	$412,495,967

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,792,571)
Long-term	(4,386,800)
Total capital loss carryforward	$(8,179,371)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short Duration High Income Fund	241,762,360	18,417,271

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$26,671	$2,242
Class M	- %	.25%	3,402	-
Class C	.75%	.25%	16,876	3,578
			$46,949	$5,820

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,102
Class M	1,010
Class C A	550
$4,662

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$14,915.14
Class M	1,899.14
Class C	3,075.18
Short Duration High Income	51,336.11
Class I	3,331.14
Class Z	1,872.05
	$76,428

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Short Duration High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Short Duration High Income Fund	$108

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2023. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$17,254
Class M	1.00%	2,175
Class C	1.75%	3,283
Short Duration High Income	.75%	60,141
Class I	.75%	3,951
Class Z	.66%	6,295
		$93,099
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $498.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,136.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Short Duration High Income Fund
Distributions to shareholders
Class A	$426,075	$614,597
Class M	54,298	77,641
Class C	54,563	95,717
Short Duration High Income	1,912,188	3,213,389
Class I	103,890	183,793
Class Z	162,972	155,367
Total	$2,713,986	$4,340,504

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Short Duration High Income Fund
Class A
Shares sold	461,406	1,205,485	$ 4,013,624	$ 11,197,038
Reinvestment of distributions	48,114	64,152	414,791	601,003
Shares redeemed	(474,292)	(557,369)	(4,118,719)	(5,198,452)
Net increase (decrease)	35,228	712,268	$309,696	$6,599,589
Class M
Shares sold	68,864	108,902	$ 595,002	$ 1,014,540
Reinvestment of distributions	6,029	8,107	52,018	75,921
Shares redeemed	(91,932)	(44,415)	(790,641)	(417,836)
Net increase (decrease)	(17,039)	72,594	$(143,621)	$672,625
Class C
Shares sold	39,230	163,595	$ 340,305	$ 1,533,455
Reinvestment of distributions	6,267	10,112	54,092	94,817
Shares redeemed	(128,896)	(163,460)	(1,118,628)	(1,537,583)
Net increase (decrease)	(83,399)	10,247	$(724,231)	$90,689
Short Duration High Income
Shares sold	32,777,061	6,342,757	$ 277,930,549	$ 59,798,674
Reinvestment of distributions	190,655	287,476	1,643,764	2,695,908
Shares redeemed	(2,715,265)	(5,563,233)	(23,598,444)	(52,159,083)
Net increase (decrease)	30,252,451	1,067,000	$255,975,869	$10,335,499
Class I
Shares sold	169,345	206,284	$ 1,464,888	$ 1,943,410
Reinvestment of distributions	10,843	18,034	93,498	169,177
Shares redeemed	(122,560)	(189,184)	(1,059,579)	(1,770,381)
Net increase (decrease)	57,628	35,134	$498,807	$342,206
Class Z
Shares sold	737,046	448,784	$ 6,426,249	$ 4,184,309
Reinvestment of distributions	13,157	14,784	113,330	138,688
Shares redeemed	(109,462)	(280,177)	(940,888)	(2,630,889)
Net increase (decrease)	640,741	183,391	$5,598,691	$1,692,108

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Short Duration High Income Fund
Class A	1.01%
Actual		$ 1,000	$ 970.20	$ 5.02
Hypothetical- B		$ 1,000	$ 1,020.11	$ 5.14
Class M	1.01%
Actual		$ 1,000	$ 969.10	$ 5.01
Hypothetical- B		$ 1,000	$ 1,020.11	$ 5.14
Class C	1.76%
Actual		$ 1,000	$ 966.60	$ 8.72
Hypothetical- B		$ 1,000	$ 1,016.33	$ 8.94
Fidelity® Short Duration High Income Fund	.76%
Actual		$ 1,000	$ 971.50	$ 3.78
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87
Class I	.76%
Actual		$ 1,000	$ 971.50	$ 3.78
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87
Class Z	.67%
Actual		$ 1,000	$ 971.90	$ 3.33
Hypothetical- B		$ 1,000	$ 1,021.83	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in June 2019, June 2020, and January 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.
Fidelity Short Duration High Income Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020 and May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, 0.66% and 0.75% through August 31, 2022.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

1.969437.108
SDH-SANN-1222
Fidelity® High Income Fund

Semi-Annual Report
October 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
New Fortress Energy, Inc.	2.4
Uniti Group LP / Uniti Group Finance, Inc.	2.1
Tenet Healthcare Corp.	1.8
TransDigm, Inc.	1.8
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.6
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.6
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	1.6
Community Health Systems, Inc.	1.6
PG&E Corp.	1.5
17.7

Market Sectors (% of Fund's net assets)

Energy	13.7
Telecommunications	8.6
Healthcare	8.5
Services	6.3
Technology	6.1

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 18.1%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 83.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.9%
Broadcasting - 1.0%
DISH Network Corp.:
2.375% 3/15/24	11,320	10,267
3.375% 8/15/26	30,171	20,863
		31,130
Energy - 0.9%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,681	9,966
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,898	17,178
		27,144
TOTAL CONVERTIBLE BONDS		58,274
Nonconvertible Bonds - 82.0%
Aerospace - 3.3%
ATI, Inc.:
4.875% 10/1/29	2,320	1,951
5.875% 12/1/27	9,900	8,998
Bombardier, Inc. 7.875% 4/15/27 (d)	10,977	10,425
BWX Technologies, Inc. 4.125% 6/30/28 (d)	13,223	11,570
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	2,155	1,691
4.625% 3/1/28 (d)	11,680	10,218
Moog, Inc. 4.25% 12/15/27 (d)	462	413
TransDigm, Inc.:
4.625% 1/15/29	5,930	5,050
5.5% 11/15/27	38,717	35,039
6.25% 3/15/26 (d)	7,455	7,354
7.5% 3/15/27	1,582	1,559
8% 12/15/25 (d)	3,605	3,668
		97,936
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	3,130	2,981
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	6,905	5,416
3.815% 11/2/27	4,080	3,505
		8,921
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	2,430	2,148
Broadcasting - 1.2%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	22,770	4,554
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	4,065	3,040
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	5,800	4,986
4.125% 7/1/30 (d)	2,105	1,722
5.5% 7/1/29 (d)	6,685	6,166
TEGNA, Inc.:
4.625% 3/15/28	4,880	4,645
5% 9/15/29	1,775	1,683
Univision Communications, Inc.:
4.5% 5/1/29 (d)	5,615	4,727
6.625% 6/1/27 (d)	3,655	3,609
		35,132
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	4,541	4,211
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	5,595	4,477
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	3,455	3,034
6% 12/1/29 (d)	3,095	2,524
		14,246
Cable/Satellite TV - 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	11,784	9,309
4.25% 1/15/34 (d)	1,415	1,040
4.5% 8/15/30 (d)	14,630	11,873
4.5% 5/1/32	12,236	9,666
4.5% 6/1/33 (d)	8,145	6,176
4.75% 3/1/30 (d)	5,630	4,731
4.75% 2/1/32 (d)	1,415	1,132
5% 2/1/28 (d)	3,840	3,475
5.375% 6/1/29 (d)	4,390	3,922
CSC Holdings LLC:
3.375% 2/15/31 (d)	5,000	3,625
4.125% 12/1/30 (d)	2,939	2,312
4.5% 11/15/31 (d)	1,430	1,112
4.625% 12/1/30 (d)	17,824	12,829
5.375% 2/1/28 (d)	15,430	14,234
5.75% 1/15/30 (d)	3,475	2,658
7.5% 4/1/28 (d)	2,935	2,543
Dolya Holdco 18 DAC 5% 7/15/28 (d)	4,188	3,566
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	4,479	3,785
6.5% 9/15/28 (d)	19,428	12,240
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	7,800	6,783
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	4,250	3,368
Ziggo BV 4.875% 1/15/30 (d)	5,505	4,652
		125,031
Capital Goods - 0.8%
Mueller Water Products, Inc. 4% 6/15/29 (d)	4,685	4,062
Vertical Holdco GmbH 7.625% 7/15/28 (d)	5,610	4,637
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	18,314	16,414
		25,113
Chemicals - 4.0%
CVR Partners LP 6.125% 6/15/28 (d)	5,120	4,632
Element Solutions, Inc. 3.875% 9/1/28 (d)	6,534	5,554
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	11,080	10,044
7% 12/31/27 (d)	1,080	907
LSB Industries, Inc. 6.25% 10/15/28 (d)	10,150	9,215
Methanex Corp.:
5.125% 10/15/27	11,101	10,075
5.65% 12/1/44	4,229	2,907
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	5,020	4,092
4.875% 6/1/24 (d)	4,330	4,211
5% 5/1/25 (d)	2,270	2,162
5.25% 6/1/27 (d)	12,500	11,157
Nufarm Australia Ltd. 5% 1/27/30 (d)	6,520	5,515
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	5,155	4,185
6.25% 10/1/29 (d)	5,435	3,763
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	3,935	3,128
The Chemours Co. LLC:
4.625% 11/15/29 (d)	7,595	5,924
5.375% 5/15/27	10,144	9,083
5.75% 11/15/28 (d)	19,200	16,310
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	8,100	6,261
		119,125
Consumer Products - 0.3%
Mattel, Inc.:
3.375% 4/1/26 (d)	2,870	2,618
3.75% 4/1/29 (d)	8,300	7,163
		9,781
Containers - 0.8%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	2,160	1,857
Sealed Air Corp. 5% 4/15/29 (d)	5,450	4,971
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	8,787	8,066
8.5% 8/15/27 (d)	9,951	9,357
		24,251
Diversified Financial Services - 3.4%
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	11,430	7,471
3.625% 10/1/31 (d)	12,385	7,334
Hightower Holding LLC 6.75% 4/15/29 (d)	5,410	4,404
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	7,160	5,978
5.25% 5/15/27	30,900	28,467
6.25% 5/15/26	14,341	13,803
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	3,635	2,893
OneMain Finance Corp.:
3.5% 1/15/27	8,300	6,807
3.875% 9/15/28	14,215	11,069
6.875% 3/15/25	4,415	4,283
7.125% 3/15/26	11,800	11,387
		103,896
Diversified Media - 0.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	19,948	16,969
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	2,212	1,875
		18,844
Energy - 11.6%
Altus Midstream LP 5.875% 6/15/30 (d)	3,635	3,410
Apache Corp. 4.25% 1/15/30	1,960	1,744
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	6,465	5,479
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	11,308	11,137
CNX Resources Corp. 7.375% 1/15/31 (d)	1,580	1,568
Colgate Energy Partners III LLC:
5.875% 7/1/29 (d)	7,855	7,286
7.75% 2/15/26 (d)	660	657
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	6,180	5,577
6.75% 3/1/29 (d)	10,655	10,202
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	27,398	25,770
5.75% 4/1/25	9,497	9,260
6% 2/1/29 (d)	12,181	11,390
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	2,510	2,280
5.625% 10/15/25 (d)	560	542
CVR Energy, Inc.:
5.25% 2/15/25 (d)	10,329	9,953
5.75% 2/15/28 (d)	6,813	6,166
Delek Logistics Partners LP 7.125% 6/1/28 (d)	12,355	11,063
DT Midstream, Inc. 4.125% 6/15/29 (d)	4,090	3,536
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,630	1,562
EQM Midstream Partners LP:
6% 7/1/25 (d)	355	344
6.5% 7/1/27 (d)	4,947	4,823
7.5% 6/1/27 (d)	1,735	1,713
7.5% 6/1/30 (d)	1,735	1,687
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	4,610	4,171
Harvest Midstream I LP 7.5% 9/1/28 (d)	2,365	2,267
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,880	1,608
5.125% 6/15/28 (d)	7,610	7,001
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	1,960	1,793
6.25% 11/1/28 (d)	1,960	1,842
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	4,080	3,687
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	34,475	33,441
6.75% 9/15/25 (d)	35,507	34,857
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	10,365	9,377
Occidental Petroleum Corp.:
5.5% 12/1/25	1,000	1,003
7.5% 5/1/31	6,195	6,660
7.875% 9/15/31	1,135	1,235
8% 7/15/25	1,000	1,056
8.875% 7/15/30	4,715	5,352
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	1,900	1,606
4.95% 7/15/29 (d)	4,294	3,767
6.875% 4/15/40 (d)	1,598	1,305
SM Energy Co. 5.625% 6/1/25	5,210	5,061
Southwestern Energy Co. 4.75% 2/1/32	3,580	3,090
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,094	4,375
5.875% 3/15/28	4,990	4,750
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	2,990	2,534
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	9,865	8,845
6% 3/1/27 (d)	19,467	18,370
6% 12/31/30 (d)	8,825	7,989
6% 9/1/31 (d)	9,425	8,390
7.5% 10/1/25 (d)	3,260	3,292
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,679	2,604
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	494	491
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,380	1,329
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	2,157	2,065
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	612	597
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	5,762	5,661
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	5,530	4,742
4.125% 8/15/31 (d)	5,475	4,668
		348,030
Environmental - 1.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)	5,180	4,411
Darling Ingredients, Inc. 6% 6/15/30 (d)	2,155	2,074
Madison IAQ LLC:
4.125% 6/30/28 (d)	10,535	8,718
5.875% 6/30/29 (d)	24,280	16,632
Stericycle, Inc.:
3.875% 1/15/29 (d)	6,570	5,707
5.375% 7/15/24 (d)	1,385	1,364
		38,906
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	22,063	18,257
4.875% 2/15/30 (d)	6,320	5,609
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	10,274	6,160
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,435	1,196
		31,222
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	15,865	11,728
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	11,855	10,349
Performance Food Group, Inc. 5.5% 10/15/27 (d)	542	512
Post Holdings, Inc.:
4.625% 4/15/30 (d)	3,666	3,093
5.5% 12/15/29 (d)	3,587	3,228
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	11,870	9,946
TreeHouse Foods, Inc. 4% 9/1/28	2,065	1,742
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	20,435	15,477
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	2,045	1,774
4.75% 2/15/29 (d)	2,520	2,233
		60,082
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	10,355	8,644
Caesars Entertainment, Inc. 8.125% 7/1/27 (d)	17,724	17,237
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	11,230	8,816
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	6,091	5,984
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	2,400	2,116
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	6,920	5,121
5.875% 9/1/31 (d)	3,290	2,331
Station Casinos LLC 4.5% 2/15/28 (d)	4,745	4,088
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	5,156	4,485
		58,822
Healthcare - 8.2%
1375209 BC Ltd. 9% 1/30/28 (d)	3,606	3,489
180 Medical, Inc. 3.875% 10/15/29 (d)	5,715	4,829
AMN Healthcare 4% 4/15/29 (d)	8,354	7,188
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	10,440	8,809
4.625% 7/15/28 (d)	3,355	3,032
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	6,396	4,925
14% 10/15/30 (d)	1,272	728
Cano Health, Inc. 6.25% 10/1/28 (d)	4,803	3,857
Catalent Pharma Solutions 3.5% 4/1/30 (d)	10,850	8,761
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	2,975	2,573
4.25% 5/1/28 (d)	768	699
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	10,365	6,944
5.25% 5/15/30 (d)	19,665	13,618
5.625% 3/15/27 (d)	13,825	11,017
6% 1/15/29 (d)	6,140	4,558
6.125% 4/1/30 (d)	7,445	3,052
6.875% 4/15/29 (d)	9,010	3,626
8% 3/15/26 (d)	3,135	2,704
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	5,375	4,533
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,170	1,569
4.625% 6/1/30 (d)	17,405	13,569
Embecta Corp. 5% 2/15/30 (d)	2,745	2,353
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	7,652	5,978
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,705	3,237
Hologic, Inc.:
3.25% 2/15/29 (d)	6,190	5,260
4.625% 2/1/28 (d)	134	125
Jazz Securities DAC 4.375% 1/15/29 (d)	13,450	11,937
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	2,030	1,728
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	3,370	2,864
Option Care Health, Inc. 4.375% 10/31/29 (d)	8,310	7,176
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	17,765	15,648
5.125% 4/30/31 (d)	820	696
Owens & Minor, Inc. 4.5% 3/31/29 (d)	2,610	2,021
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	5,590	4,807
Radiology Partners, Inc. 9.25% 2/1/28 (d)	6,485	3,431
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	13,345	9,979
Teleflex, Inc. 4.25% 6/1/28 (d)	1,540	1,393
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	10,395	8,758
4.375% 1/15/30 (d)	4,965	4,166
4.625% 6/15/28 (d)	8,758	7,685
6.125% 10/1/28 (d)	27,845	24,100
6.125% 6/15/30 (d)	6,675	6,162
6.25% 2/1/27 (d)	3,134	2,991
		246,575
Homebuilders/Real Estate - 4.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	2,515	1,889
Howard Hughes Corp.:
4.125% 2/1/29 (d)	3,300	2,579
4.375% 2/1/31 (d)	3,300	2,480
Kennedy-Wilson, Inc. 4.75% 2/1/30	13,055	10,248
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	8,490	5,840
4.625% 8/1/29	3,950	3,129
5% 10/15/27	28,110	24,071
Railworks Holdings LP 8.25% 11/15/28 (d)	7,220	6,635
TopBuild Corp. 4.125% 2/15/32 (d)	9,350	7,321
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	19,235	15,724
6.5% 2/15/29 (d)	65,180	46,772
		126,688
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	9,245	7,361
3.75% 5/1/29 (d)	215	183
4% 5/1/31 (d)	4,375	3,657
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	4,395	3,869
		15,070
Insurance - 0.8%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	12,485	11,238
AmWINS Group, Inc. 4.875% 6/30/29 (d)	11,105	9,493
AssuredPartners, Inc. 5.625% 1/15/29 (d)	3,295	2,710
		23,441
Leisure - 2.9%
Carnival Corp.:
5.75% 3/1/27 (d)	17,425	12,110
6% 5/1/29 (d)	13,860	9,193
6.65% 1/15/28	750	477
7.625% 3/1/26 (d)	19,060	14,332
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	3,585	2,526
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	9,685	8,406
5.875% 3/15/26 (d)	2,175	1,781
7.75% 2/15/29 (d)	4,840	3,849
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,660	1,291
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	10,620	8,390
5.375% 7/15/27 (d)	3,900	3,032
5.5% 8/31/26 (d)	10,740	8,781
5.5% 4/1/28 (d)	12,495	9,621
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,605	1,251
Voc Escrow Ltd. 5% 2/15/28 (d)	3,550	2,923
		87,963
Metals/Mining - 1.0%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,505	1,217
ERO Copper Corp. 6.5% 2/15/30 (d)	12,060	8,834
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	2,210	2,068
6.875% 10/15/27 (d)	9,420	8,724
7.5% 4/1/25 (d)	2,205	2,123
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	2,225	1,952
Mineral Resources Ltd. 8.5% 5/1/30 (d)	3,355	3,302
PMHC II, Inc. 9% 2/15/30 (d)	5,155	3,397
		31,617
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	3,020	2,291
6% 6/15/27 (d)	4,690	4,500
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	1,950	1,851
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	1,010	970
Glatfelter Corp. 4.75% 11/15/29 (d)	3,520	2,266
SPA Holdings 3 OY 4.875% 2/4/28 (d)	11,670	9,291
		21,169
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	4,070	3,632
Railroad - 0.4%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	13,385	10,877
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,316	5,972
Garden SpinCo Corp. 8.625% 7/20/30 (d)	1,415	1,455
Yum! Brands, Inc. 4.625% 1/31/32	8,980	7,678
		15,105
Services - 5.5%
ADT Corp. 4.125% 8/1/29 (d)	3,320	2,847
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	7,028	6,413
APX Group, Inc. 6.75% 2/15/27 (d)	2,720	2,653
ASGN, Inc. 4.625% 5/15/28 (d)	4,615	4,104
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	8,250	7,269
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	20,855	14,994
CoreCivic, Inc.:
4.75% 10/15/27	12,799	10,620
8.25% 4/15/26	24,050	24,402
Fair Isaac Corp. 4% 6/15/28 (d)	5,065	4,583
Gartner, Inc.:
3.625% 6/15/29 (d)	2,550	2,168
3.75% 10/1/30 (d)	1,885	1,583
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	21,299	19,981
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	11,295	9,883
Service Corp. International:
4% 5/15/31	6,490	5,388
5.125% 6/1/29	5,213	4,856
Sotheby's 7.375% 10/15/27 (d)	18,225	17,633
The GEO Group, Inc. 9.5% 12/31/28 (d)	3,435	3,160
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,560	7,094
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	15,507	14,460
		164,091
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	4,160	3,495
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	7,505	6,585
		10,080
Super Retail - 1.5%
Bath & Body Works, Inc. 6.694% 1/15/27	1,315	1,239
Carvana Co.:
4.875% 9/1/29 (d)	3,275	1,449
5.5% 4/15/27 (d)	4,845	2,302
5.875% 10/1/28 (d)	1,360	623
10.25% 5/1/30 (d)	715	429
EG Global Finance PLC:
6.75% 2/7/25 (d)	8,108	7,297
8.5% 10/30/25 (d)	9,878	9,124
LBM Acquisition LLC 6.25% 1/15/29 (d)	5,580	3,903
Levi Strauss & Co. 3.5% 3/1/31 (d)	5,730	4,584
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	3,550	2,521
7.875% 5/1/29 (d)	2,730	1,522
Nordstrom, Inc.:
4.25% 8/1/31	4,150	3,013
4.375% 4/1/30	2,760	2,118
Wolverine World Wide, Inc. 4% 8/15/29 (d)	8,395	6,632
		46,756
Technology - 5.3%
Acuris Finance U.S. 5% 5/1/28 (d)	13,710	11,105
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	1,845	1,439
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	8,405	7,281
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,955	1,677
4.875% 7/1/29 (d)	1,975	1,647
Coherent Corp. 5% 12/15/29 (d)	9,975	8,557
CommScope, Inc.:
4.75% 9/1/29 (d)	3,600	3,045
7.125% 7/1/28 (d)	6,360	5,386
8.25% 3/1/27 (d)	1,925	1,709
Elastic NV 4.125% 7/15/29 (d)	9,900	8,266
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	5,560	4,913
5.95% 6/15/30 (d)	7,700	7,026
Gartner, Inc. 4.5% 7/1/28 (d)	4,490	4,161
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,845	10,212
MicroStrategy, Inc. 6.125% 6/15/28 (d)	11,700	10,025
onsemi 3.875% 9/1/28 (d)	3,675	3,238
Open Text Corp. 3.875% 12/1/29 (d)	10,960	8,686
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	7,610	5,025
5.375% 12/1/28 (d)	51,444	21,655
Roblox Corp. 3.875% 5/1/30 (d)	4,035	3,329
Sensata Technologies BV 4% 4/15/29 (d)	3,440	2,897
TTM Technologies, Inc. 4% 3/1/29 (d)	18,640	15,567
Twilio, Inc. 3.875% 3/15/31	3,285	2,679
Uber Technologies, Inc. 8% 11/1/26 (d)	9,595	9,631
		159,156
Telecommunications - 8.2%
Altice Financing SA:
5% 1/15/28 (d)	7,363	5,822
5.75% 8/15/29 (d)	33,610	26,536
Altice France Holding SA 6% 2/15/28 (d)	15,943	10,423
Altice France SA:
5.125% 1/15/29 (d)	18,614	14,007
5.125% 7/15/29 (d)	8,655	6,519
5.5% 1/15/28 (d)	5,700	4,570
5.5% 10/15/29 (d)	50	38
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	50,907	44,035
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	2,199	1,870
5.625% 9/15/28 (d)	1,290	1,026
Consolidated Communications, Inc. 5% 10/1/28 (d)	2,395	1,856
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	5,510	4,821
5.875% 10/15/27 (d)	3,283	3,020
5.875% 11/1/29	6,414	4,996
6% 1/15/30 (d)	5,455	4,266
8.75% 5/15/30 (d)	4,055	4,141
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	8,320	7,636
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,904	3,739
4.25% 7/1/28 (d)	17,615	14,532
Lumen Technologies, Inc. 4.5% 1/15/29 (d)	20,685	14,582
Millicom International Cellular SA:
4.5% 4/27/31 (d)	7,907	5,914
5.125% 1/15/28 (d)	3,560	3,031
Sable International Finance Ltd. 5.75% 9/7/27 (d)	1,577	1,390
SBA Communications Corp. 3.125% 2/1/29	4,140	3,346
Telecom Italia Capital SA:
6% 9/30/34	3,477	2,537
7.2% 7/18/36	5,009	3,901
7.721% 6/4/38	995	791
Uniti Group, Inc. 6% 1/15/30 (d)	17,315	11,816
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	12,830	10,603
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	1,079	859
Windstream Escrow LLC 7.75% 8/15/28 (d)	22,945	19,854
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	4,245	3,279
6.125% 3/1/28 (d)	3,438	2,286
		248,042
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	9,010	6,888
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,460	1,171
		8,059
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25	4,050	3,807
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,635	2,084
Seaspan Corp. 5.5% 8/1/29 (d)	14,205	10,940
		16,831
Utilities - 3.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	4,505	3,762
4.75% 3/15/28 (d)	1,540	1,422
Global Partners LP/GLP Finance Corp. 7% 8/1/27	8,471	8,053
InterGen NV 7% 6/30/23 (d)	19,797	19,376
NRG Energy, Inc.:
3.375% 2/15/29 (d)	6,240	5,198
5.25% 6/15/29 (d)	5,350	4,855
PG&E Corp.:
5% 7/1/28	14,760	13,303
5.25% 7/1/30	23,760	21,039
Pike Corp. 5.5% 9/1/28 (d)	17,227	14,710
Vistra Operations Co. LLC:
5% 7/31/27 (d)	8,646	7,976
5.625% 2/15/27 (d)	6,375	6,077
		105,771
TOTAL NONCONVERTIBLE BONDS		2,465,390
TOTAL CORPORATE BONDS (Cost $3,043,703)		2,523,664

Common Stocks - 2.3%
	Shares	Value ($) (000s)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (f)	267,294	1,767
Energy - 0.9%
California Resources Corp. warrants 10/27/24 (f)	4,683	66
Forbes Energy Services Ltd. (c)(f)	47,062	0
Jonah Energy Parent LLC (c)(f)	212,612	13,522
Mesquite Energy, Inc. (c)(f)	213,506	11,835
New Fortress Energy, Inc.	53,705	2,958
TOTAL ENERGY		28,381
Food & Drug Retail - 0.9%
Southeastern Grocers, Inc. (b)(c)(f)	1,235,303	26,720
Gaming - 0.2%
Caesars Entertainment, Inc. (f)	138,186	6,043
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(f)	1	24
GTT Communications, Inc. rights (c)(f)	447,381	447
TOTAL TELECOMMUNICATIONS		471
Utilities - 0.2%
EQT Corp.	167,700	7,017
TOTAL COMMON STOCKS (Cost $40,697)		70,399

Bank Loan Obligations - 5.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.208% 5/25/26 (g)(h)(i)	5,004	4,795
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.458% 8/24/26 (g)(h)(i)	11,511	2,233
TOTAL BROADCASTING		7,028
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (g)(h)(i)	5,443	3,775
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(g)(h)(i)	6,614	6,283
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (g)(h)(i)	4,955	4,520
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (g)(h)(i)	5,229	4,753
TOTAL CHEMICALS		15,556
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(i)	6,006	5,433
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(i)	4,117	3,725
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(i)	3,958	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(i)	1,690	0
TOTAL ENERGY		9,158
Healthcare - 0.3%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7041% 12/13/26 (g)(h)(i)	346	328
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (g)(h)(i)	8,606	8,161
TOTAL HEALTHCARE		8,489
Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.326% 4/25/25 (g)(h)(i)	9,004	8,820
Leisure - 0.5%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (g)(h)(i)	14,834	13,759
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (g)(h)(i)	5,112	4,917
Services - 0.8%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.5039% 12/10/29 (g)(h)(i)	610	516
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (g)(h)(i)	5,616	5,141
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (g)(h)(i)	11,726	10,121
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (g)(h)(i)	8,745	7,677
TOTAL SERVICES		23,455
Super Retail - 0.5%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 3/5/28 (g)(h)(i)	6,681	6,277
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (g)(h)(i)	11,491	9,804
TOTAL SUPER RETAIL		16,081
Technology - 0.8%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.9671% 2/15/29 (g)(h)(i)	14,214	12,959
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(i)(j)	2,415	2,202
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.0039% 4/4/26 (g)(h)(i)	4,111	3,910
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (g)(h)(i)	4,404	4,243
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7539% 8/27/25 (g)(h)(i)	1,959	1,932
TOTAL TECHNOLOGY		25,246
Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (g)(h)(i)	17,149	11,809
Utilities - 0.5%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.4787% 8/1/25 (g)(h)(i)	3,270	3,244
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (g)(h)(i)	10,329	10,145
TOTAL UTILITIES		13,389
TOTAL BANK LOAN OBLIGATIONS (Cost $181,281)		161,482

Other - 0.7%
	Shares	Value ($) (000s)
Other - 0.7%
Fidelity Direct Lending Fund, LP (b)(k) (Cost $23,313)		23,052

Money Market Funds - 5.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (l) (Cost $177,204)	177,168,644	177,204

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $3,466,198)	2,955,801
NET OTHER ASSETS (LIABILITIES) - 1.8%	52,694
NET ASSETS - 100.0%	3,008,495

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,916,000 or 2.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,063,494,000 or 68.6% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Non-income producing
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,415,000 and $2,202,000, respectively.

(k)	Affiliated Fund
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Direct Lending Fund, LP	12/09/21 - 10/31/22	23,313

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,682

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,899

Southeastern Grocers, Inc.	6/01/18	8,689

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	69,623	568,779	461,198	1,346	-	-	177,204	0.4%
Total	69,623	568,779	461,198	1,346	-	-	177,204

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	14,951	8,376	-	831	-	(275)	23,052
	14,951	8,376	-	831	-	(275)	23,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,791	1,767	-	24
Consumer Discretionary	6,043	6,043	-	-
Consumer Staples	26,720	-	-	26,720
Energy	35,398	10,041	-	25,357
Information Technology	447	-	-	447

Corporate Bonds	2,523,664	-	2,496,520	27,144

Bank Loan Obligations	161,482	-	155,199	6,283

Money Market Funds	177,204	177,204	-	-
Total Investments in Securities:	2,932,749	195,055	2,651,719	85,975

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$84,840
Net Realized Gain (Loss) on Investment Securities	(7)
Net Unrealized Gain (Loss) on Investment Securities	1,574
Cost of Purchases	-
Proceeds of Sales	(454)
Amortization/Accretion	22
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$85,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$1,574

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,265,681)	$2,755,545
Fidelity Central Funds (cost $177,204)	177,204
Other affiliated issuers (cost $23,313)	23,052

Total Investment in Securities (cost $3,466,198)		$2,955,801
Cash		121
Receivable for investments sold		29,786
Receivable for fund shares sold		1,826
Dividends receivable		230
Interest receivable		43,708
Distributions receivable from Fidelity Central Funds		381
Prepaid expenses		5
Total assets		3,031,858
Liabilities
Payable for investments purchased	$15,326
Payable for fund shares redeemed	3,747
Distributions payable	2,455
Accrued management fee	1,353
Distribution and service plan fees payable	41
Other affiliated payables	392
Other payables and accrued expenses	49
Total Liabilities		23,363
Net Assets		$3,008,495
Net Assets consist of:
Paid in capital		$3,977,024
Total accumulated earnings (loss)		(968,529)
Net Assets		$3,008,495

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($119,478 ÷ 16,342 shares) (a)		$7.31
Maximum offering price per share (100/96.00 of $7.31)		$7.61
Class M :
Net Asset Value and redemption price per share ($27,598 ÷ 3,775 shares) (a)		$7.31
Maximum offering price per share (100/96.00 of $7.31)		$7.61
Class C :
Net Asset Value and offering price per share ($13,394 ÷ 1,831 shares) (a)(b)		$7.31
Fidelity High Income Fund :
Net Asset Value , offering price and redemption price per share ($2,694,659 ÷ 368,552 shares)		$7.31
Class I :
Net Asset Value , offering price and redemption price per share ($94,239 ÷ 12,884 shares)		$7.31
Class Z :
Net Asset Value , offering price and redemption price per share ($59,127 ÷ 8,086 shares)		$7.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or units
Statement of Operations
Amounts in thousands		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends (including $831 earned from affiliated issuers)		$7,649
Interest		87,093
Income from Fidelity Central Funds		1,346
Total Income		96,088
Expenses
Management fee	$8,756
Transfer agent fees	1,979
Distribution and service plan fees	264
Accounting fees and expenses	509
Custodian fees and expenses	11
Independent trustees' fees and expenses	6
Registration fees	50
Audit	53
Legal	500
Miscellaneous	12
Total expenses before reductions	12,140
Expense reductions	(56)
Total expenses after reductions		12,084
Net Investment income (loss)		84,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(82,652)
Total net realized gain (loss)		(82,652)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(180,176)
Affiliated issuers	(275)
Total change in net unrealized appreciation (depreciation)		(180,451)
Net gain (loss)		(263,103)
Net increase (decrease) in net assets resulting from operations		$(179,099)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,004	$220,892
Net realized gain (loss)	(82,652)	211,004
Change in net unrealized appreciation (depreciation)	(180,451)	(556,211)
Net increase (decrease) in net assets resulting from operations	(179,099)	(124,315)
Distributions to shareholders	(78,128)	(240,456)
Share transactions - net increase (decrease)	(313,082)	(4,669,187)
Total increase (decrease) in net assets	(570,309)	(5,033,958)

Net Assets
Beginning of period	3,578,804	8,612,762
End of period	$3,008,495	$3,578,804

Financial Highlights
Fidelity Advisor® High Income Fund Class A

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.187	.345	.368	.438	.192
Net realized and unrealized gain (loss)	(.614)	(.760)	.772	(.908)	.286
Total from investment operations	(.427)	(.415)	1.140	(.470)	.478
Distributions from net investment income	(.173)	(.385)	(.360)	(.430)	(.208)
Total distributions	(.173)	(.385)	(.360)	(.430)	(.208)
Net asset value, end of period	$7.31	$7.91	$8.71	$7.93	$8.83
Total Return D,E,F	(5.41)%	(5.02)%	14.56%	(5.63)%	5.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.02% I	.99%	.98%	.98%	.99% I
Expenses net of fee waivers, if any	1.02% I	.99%	.98%	.98%	.99% I
Expenses net of all reductions	1.01% I	.99%	.98%	.98%	.99% I
Net investment income (loss)	4.95% I	4.02%	4.32%	5.04%	5.60% I
Supplemental Data
Net assets, end of period (in millions)	$119	$132	$148	$144	$170
Portfolio turnover rate J	20% I	54% K	62%	44% K	62% L

A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class M

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.187	.345	.367	.438	.191
Net realized and unrealized gain (loss)	(.614)	(.761)	.772	(.909)	.286
Total from investment operations	(.427)	(.416)	1.139	(.471)	.477
Distributions from net investment income	(.173)	(.384)	(.359)	(.429)	(.207)
Total distributions	(.173)	(.384)	(.359)	(.429)	(.207)
Net asset value, end of period	$7.31	$7.91	$8.71	$7.93	$8.83
Total Return D,E,F	(5.42)%	(5.03)%	14.55%	(5.64)%	5.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.03% I	1.00%	.99%	.99%	1.01% I
Expenses net of fee waivers, if any	1.02% I	1.00%	.99%	.99%	1.01% I
Expenses net of all reductions	1.02% I	1.00%	.99%	.99%	1.01% I
Net investment income (loss)	4.94% I	4.01%	4.31%	5.02%	5.59% I
Supplemental Data
Net assets, end of period (in millions)	$28	$30	$36	$40	$50
Portfolio turnover rate J	20% I	54% K	62%	44% K	62% L

A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class C

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.159	.281	.302	.372	.166
Net realized and unrealized gain (loss)	(.614)	(.763)	.772	(.909)	.285
Total from investment operations	(.455)	(.482)	1.074	(.537)	.451
Distributions from net investment income	(.145)	(.318)	(.294)	(.363)	(.181)
Total distributions	(.145)	(.318)	(.294)	(.363)	(.181)
Net asset value, end of period	$7.31	$7.91	$8.71	$7.93	$8.83
Total Return D,E,F	(5.78)%	(5.75)%	13.68%	(6.35)%	5.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.78% I	1.76%	1.75%	1.75%	1.77% I
Expenses net of fee waivers, if any	1.78% I	1.76%	1.75%	1.75%	1.77% I
Expenses net of all reductions	1.78% I	1.76%	1.75%	1.75%	1.77% I
Net investment income (loss)	4.18% I	3.25%	3.55%	4.27%	4.84% I
Supplemental Data
Net assets, end of period (in millions)	$13	$17	$30	$36	$52
Portfolio turnover rate J	20% I	54% K	62%	44% K	62% L

A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® High Income Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$8.71	$7.93	$8.83	$8.83	$8.94
Income from Investment Operations
Net investment income (loss) A,B	.198	.371	.392	.464	.493	.513
Net realized and unrealized gain (loss)	(.614)	(.761)	.772	(.909)	- C	(.137)
Total from investment operations	(.416)	(.390)	1.164	(.445)	.493	.376
Distributions from net investment income	(.184)	(.410)	(.384)	(.455)	(.493)	(.486)
Total distributions	(.184)	(.410)	(.384)	(.455)	(.493)	(.486)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$7.31	$7.91	$8.71	$7.93	$8.83	$8.83
Total Return D,E	(5.28)%	(4.75)%	14.89%	(5.35)%	5.83%	4.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.70%	.69%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.73% H	.70%	.69%	.69%	.70%	.70%
Expenses net of all reductions	.73% H	.70%	.69%	.69%	.70%	.70%
Net investment income (loss)	5.23% H	4.31%	4.61%	5.33%	5.66%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$2,695	$3,181	$4,139	$3,871	$4,392	$4,324
Portfolio turnover rate I	20% H	54% J	62%	44% J	62% K	51%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class I

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.195	.390	.390	.458	.199
Net realized and unrealized gain (loss)	(.613)	(.774)	.771	(.907)	.286
Total from investment operations	(.418)	(.384)	1.161	(.449)	.485
Distributions from net investment income	(.182)	(.416)	(.381)	(.451)	(.215)
Total distributions	(.182)	(.416)	(.381)	(.451)	(.215)
Net asset value, end of period	$7.31	$7.91	$8.71	$7.93	$8.83
Total Return D,E	(5.30)%	(4.68)%	14.85%	(5.40)%	5.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.84% H	.72%	.73%	.74%	.78% H
Expenses net of fee waivers, if any	.79% H	.71%	.73%	.74%	.78% H
Expenses net of all reductions	.79% H	.71%	.73%	.74%	.78% H
Net investment income (loss)	5.17% H	4.29%	4.57%	5.28%	5.81% H
Supplemental Data
Net assets, end of period (in millions)	$94	$85	$4,010	$558	$448
Portfolio turnover rate I	20% H	54% J	62%	44% J	62% K

A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class Z

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.202	.378	.399	.464	.201
Net realized and unrealized gain (loss)	(.615)	(.763)	.770	(.904)	.289
Total from investment operations	(.413)	(.385)	1.169	(.440)	.490
Distributions from net investment income	(.187)	(.415)	(.389)	(.460)	(.220)
Total distributions	(.187)	(.415)	(.389)	(.460)	(.220)
Net asset value, end of period	$7.31	$7.91	$8.71	$7.93	$8.83
Total Return D,E	(5.24)%	(4.68)%	14.96%	(5.30)%	5.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.66% H	.64%	.63%	.63%	.64% H
Expenses net of fee waivers, if any	.66% H	.63%	.63%	.63%	.64% H
Expenses net of all reductions	.66% H	.63%	.62%	.63%	.63% H
Net investment income (loss)	5.30% H	4.37%	4.67%	5.39%	5.85% H
Supplemental Data
Net assets, end of period (in millions)	$59	$133	$250	$61	$13
Portfolio turnover rate I	20% H	54% J	62%	44% J	62% K

A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annualized expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.
4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$52,548	Recovery value	Recovery value	$1.00 - $45,228.15 / $2,280.86	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8 - 3.9 / 3.5	Increase
			Daily production multiple ($/Barrels of oil equivilent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.9	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reserve risk rate	50.0%	Increase
Corporate Bond	$27,144	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8	Increase
			Daily production multiple ($/Barrels of oil equivilent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8%	Increase
			Enterprise Value/Proved Reserves multiple	5.9%	Increase
		Discounted cash flow	Discount rate	10%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
Bank Loan Obligations	$6,283	Recovery value	Recovery value	0.0%	Increase
		Indicative market price	Evaluated bid	$95.00	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,449
Gross unrealized depreciation	(568,351)
Net unrealized appreciation (depreciation)	$(501,902)
Tax cost	$3,457,703

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(94,633)
Long-term	(294,252)
Total capital loss carryforward	$(388,885)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity High Income Fund	Fidelity Direct Lending Fund, LP	$31,687

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity High Income Fund	310,686	758,842
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:
	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$153	$- A
Class M	- %	.25%	36	-
Class C	.75%	.25%	75	6
			$264	$6
A In the amount represents less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class C A	1
$5

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$97.16
Class M	24.16
Class C	13.18
Fidelity High Income Fund	1,718.12
Class I	108.23
Class Z	19.05
	$1,979
During the period, the investment adviser or its affiliates waived a portion of these fees.

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity High Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity High Income Fund	$- A

A   In the amount represents less than $500.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity High Income Fund	-	3,084	81

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity High Income Fund	479,966	172,034	4,188,784	Class I & Class Z
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity High Income Fund	$3
8. Expense Reductions.
FIIOC voluntarily agreed to waive Class I transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver will remain in place through June 30, 2023.

	Transfer Agent Fees Limitation	Waiver
Class I	.15%/.19% A	$23

A   Transfer agent fees limitation effective July 1, 2022.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity High Income Fund
Distributions to shareholders
Class A	$2,850	$6,554
Class M	661	1,513
Class C	288	831
Fidelity High Income Fund	70,197	178,412
Class I	2,290	31,049
Class Z	1,842	22,097
Total	$78,128	$240,456
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity High Income Fund
Class A
Shares sold	934	2,452	$7,068	$21,067
Reinvestment of distributions	351	699	2,612	5,992
Shares redeemed	(1,629)	(3,491)	(12,255)	(29,901)
Net increase (decrease)	(344)	(340)	$(2,575)	$(2,842)
Class M
Shares sold	187	322	$1,435	$2,710
Reinvestment of distributions	78	158	578	1,351
Shares redeemed	(314)	(812)	(2,363)	(6,983)
Net increase (decrease)	(49)	(332)	$(350)	$(2,922)
Class C
Shares sold	59	356	$445	$3,077
Reinvestment of distributions	36	90	271	771
Shares redeemed	(417)	(1,717)	(3,121)	(14,804)
Net increase (decrease)	(322)	(1,271)	$(2,405)	$(10,956)
Fidelity High Income Fund
Shares sold	18,771	80,328	$141,405	$693,806
Reinvestment of distributions	7,561	16,883	56,363	144,797
Shares redeemed	(60,119)	(170,267)	(454,493)	(1,465,748)
Net increase (decrease)	(33,787)	(73,056)	$(256,725)	$(627,145)
Class I
Shares sold	10,323	31,952	$78,151	$277,895
Reinvestment of distributions	288	3,376	2,145	29,375
Shares redeemed	(8,449)	(485,210)	(63,838)	(4,252,953)
Net increase (decrease)	2,162	(449,882)	$16,458	$(3,945,683)
Class Z
Shares sold	2,315	51,130	$16,933	$445,549
Reinvestment of distributions	219	2,488	1,646	21,382
Shares redeemed	(11,332)	(65,393)	(86,064)	(546,569)
Net increase (decrease)	(8,798)	(11,775)	$(67,485)	$(79,638)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® High Income Fund
Class A	1.02%
Actual		$ 1,000	$ 945.90	$ 5.00
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Class M	1.02%
Actual		$ 1,000	$ 945.80	$ 5.00
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Class C	1.78%
Actual		$ 1,000	$ 942.20	$ 8.71
Hypothetical- B		$ 1,000	$ 1,016.23	$ 9.05
Fidelity® High Income Fund	.73%
Actual		$ 1,000	$ 947.20	$ 3.58
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72
Class I	.79%
Actual		$ 1,000	$ 947.00	$ 3.88
Hypothetical- B		$ 1,000	$ 1,021.22	$ 4.02
Class Z	.66%
Actual		$ 1,000	$ 947.60	$ 3.24
Hypothetical- B		$ 1,000	$ 1,021.88	$ 3.36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in January 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity High Income Fund
The Board considered the fund's underperformance for different time periods ended September 30, 2021 and for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity High Income Fund
The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.538299.125
SPH-SANN-1222
Fidelity® Global High Income Fund

Semi-Annual Report
October 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
German Federal Republic	2.1
Occidental Petroleum Corp.	1.5
InterGen NV	1.1
Tenet Healthcare Corp.	1.1
DISH Network Corp.	1.0
Pacific Gas & Electric Co.	0.9
Community Health Systems, Inc.	0.9
Mesquite Energy, Inc.	0.9
Sprint Capital Corp.	0.9
CCO Holdings LLC/CCO Holdings Capital Corp.	0.8
11.2

Market Sectors (% of Fund's net assets)

Energy	16.5
Telecommunications	7.6
Utilities	6.3
Healthcare	5.4
Banks & Thrifts	4.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 41.9%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 80.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.9%
Broadcasting - 1.0%
DISH Network Corp.:
0% 12/15/25		86,000	57,895
2.375% 3/15/24		210,000	190,470
3.375% 8/15/26		646,000	446,709
			695,074
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)		146,985	142,576
Energy - 0.6%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		27,566	163,406
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		47,694	282,720
			446,126
Telecommunications - 0.1%
Cellnex Telecom SA 0.75% 11/20/31 (Reg. S)	EUR	100,000	67,285
TOTAL CONVERTIBLE BONDS			1,351,061
Nonconvertible Bonds - 78.7%
Aerospace - 1.4%
ATI, Inc.:
4.875% 10/1/29		35,000	29,429
5.125% 10/1/31		25,000	20,610
5.875% 12/1/27		70,000	63,626
Bombardier, Inc.:
6% 2/15/28 (d)		110,000	97,889
7.875% 4/15/27 (d)		170,000	161,454
Embraer Netherlands Finance BV 5.05% 6/15/25		75,000	70,481
Moog, Inc. 4.25% 12/15/27 (d)		20,000	17,897
Rolls-Royce PLC 5.75% 10/15/27 (d)		55,000	49,773
TransDigm, Inc.:
4.875% 5/1/29		200,000	171,051
5.5% 11/15/27		335,000	303,175
Wesco Aircraft Holdings, Inc. 8.5% 11/15/24 (d)		45,000	23,400
			1,008,785
Air Transportation - 0.7%
Air Canada 3.875% 8/15/26 (d)		65,000	57,513
Allegiant Travel Co. 7.25% 8/15/27 (d)		40,000	37,602
Azul Investments LLP 5.875% 10/26/24 (d)		200,000	149,500
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		52,250	51,655
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		38,896	39,511
United Airlines, Inc.:
4.375% 4/15/26 (d)		80,000	73,013
4.625% 4/15/29 (d)		50,000	42,765
Western Global Airlines LLC 10.375% 8/15/25 (d)		60,000	50,400
			501,959
Automotive - 0.2%
Ford Motor Credit Co. LLC 3.625% 6/17/31		200,000	155,535
Automotive & Auto Parts - 2.2%
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	119,000	100,397
Dana, Inc. 4.25% 9/1/30		40,000	32,038
Faurecia SA:
2.375% 6/15/29 (Reg. S)	EUR	100,000	74,435
2.75% 2/15/27 (Reg. S)	EUR	136,000	114,896
Ford Motor Co. 3.25% 2/12/32		140,000	104,843
Ford Motor Credit Co. LLC:
1.355% 2/7/25	EUR	100,000	90,425
2.9% 2/16/28		50,000	40,571
3.25% 9/15/25	EUR	100,000	92,658
5.125% 6/16/25		170,000	164,016
Jaguar Land Rover Automotive PLC:
4.5% 1/15/26 (Reg. S)	EUR	100,000	83,743
6.875% 11/15/26 (Reg. S)	EUR	100,000	84,866
LCM Investments Holdings 4.875% 5/1/29 (d)		70,000	59,046
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		45,000	39,446
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		25,000	16,742
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		20,000	14,339
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(f)		305,000	289,750
Thor Industries, Inc. 4% 10/15/29 (d)		100,000	80,878
Winnebago Industries, Inc. 6.25% 7/15/28 (d)		45,000	41,875
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	79,933
			1,604,897
Banks & Thrifts - 2.8%
Access Bank PLC 6.125% 9/21/26 (d)		200,000	145,400
Ally Financial, Inc.:
8% 11/1/31		155,000	156,379
8% 11/1/31		118,000	121,022
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (e)	EUR	100,000	72,636
Banco Comercial Portugues SA 1.75% 4/7/28 (Reg. S) (e)	EUR	100,000	71,370
Banco de Credito Social Cooperativo SA 8% 9/22/26 (Reg. S) (e)	EUR	100,000	98,212
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		150,000	149,016
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	95,213
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		200,000	188,475
Cliffton Ltd. 6.25% 10/25/25 (Reg. S)		250,000	220,625
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		250,000	221,875
Ibercaja Banco SA 3.75% 6/15/25 (Reg. S) (e)	EUR	100,000	96,429
Kasikornbank PCL 3.343% 10/2/31 (Reg. S) (e)		200,000	163,940
Mongolian Mortgage Corp. HFC LLC 8.85% 2/8/24 (Reg. S)		200,000	118,022
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)		130,000	107,945
			2,026,559
Broadcasting - 1.8%
Cable Onda SA 4.5% 1/30/30 (d)		200,000	162,600
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)		75,000	58,954
7.75% 4/15/28 (d)		35,000	28,562
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		70,000	14,000
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		90,000	72,225
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		75,000	70,838
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		50,000	41,292
5.375% 1/15/31 (d)		25,000	20,313
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		60,000	54,357
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		315,000	270,798
4.125% 7/1/30 (d)		65,000	53,189
Summer (BC) Holdco A SARL 9.25% 10/31/27 (Reg. S)	EUR	90,105	69,087
Summer (BC) Holdco B SARL 5.75% 10/31/26 (Reg. S)	EUR	100,000	85,450
TEGNA, Inc. 5% 9/15/29		85,000	80,588
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (g)		200,000	96,702
Univision Communications, Inc. 6.625% 6/1/27 (d)		110,000	108,625
			1,287,580
Building Materials - 1.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		115,000	106,633
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	174,110
James Hardie International Finance Ltd. 3.625% 10/1/26 (Reg. S)	EUR	100,000	89,683
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		20,000	15,427
PGT Innovations, Inc. 4.375% 10/1/29 (d)		365,000	302,713
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		55,000	48,292
6% 12/1/29 (d)		55,000	44,844
6.125% 7/1/29 (d)		30,000	24,395
Victors Merger Corp. 6.375% 5/15/29 (d)		100,000	51,407
			857,504
Cable/Satellite TV - 2.7%
Altice France Holding SA 8% 5/15/27 (d)	EUR	175,000	125,817
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		100,000	79,000
4.25% 1/15/34 (d)		115,000	84,525
4.5% 8/15/30 (d)		195,000	158,254
4.5% 6/1/33 (d)		120,000	90,997
5.125% 5/1/27 (d)		225,000	208,458
CSC Holdings LLC:
4.5% 11/15/31 (d)		65,000	50,555
4.625% 12/1/30 (d)		75,000	53,983
5% 11/15/31 (d)		65,000	46,329
5.75% 1/15/30 (d)		100,000	76,500
7.5% 4/1/28 (d)		230,000	199,265
DISH DBS Corp.:
5% 3/15/23		250,000	247,215
5.75% 12/1/28 (d)		45,000	36,281
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		150,000	126,750
6.5% 9/15/28 (d)		110,000	69,300
UPCB Finance VII Ltd. 3.625% 6/15/29 (Reg. S)	EUR	100,000	83,473
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		35,000	27,735
6% 1/15/27 (d)		160,000	143,992
Ziggo BV 4.875% 1/15/30 (d)		50,000	42,250
			1,950,679
Capital Goods - 0.1%
Tk Elevator Midco GmbH 4.375% 7/15/27 (Reg. S)	EUR	100,000	83,547
Chemicals - 2.8%
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	40,592
5.375% 3/15/44		80,000	67,984
CVR Partners LP 6.125% 6/15/28 (d)		90,000	81,428
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (d)		200,000	155,913
3.375% 5/12/26 (Reg. S)		200,000	155,913
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)		185,000	138,750
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		10,000	9,065
7% 12/31/27 (d)		15,000	12,600
LSB Industries, Inc. 6.25% 10/15/28 (d)		20,000	18,158
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	192,850
NOVA Chemicals Corp. 4.25% 5/15/29 (d)		75,000	61,138
OCP SA:
3.75% 6/23/31 (d)		200,000	148,225
4.5% 10/22/25 (d)		200,000	190,060
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	174,788
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		70,000	60,760
6.625% 5/1/29 (d)		45,000	36,119
The Chemours Co. LLC:
4.625% 11/15/29 (d)		70,000	54,600
5.375% 5/15/27		200,000	179,084
5.75% 11/15/28 (d)		130,000	110,435
Tronox, Inc. 4.625% 3/15/29 (d)		55,000	42,476
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)		70,000	61,250
5.625% 8/15/29 (d)		70,000	54,109
			2,046,297
Consumer Products - 1.2%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		100,000	68,456
Central Garden & Pet Co. 4.125% 10/15/30		35,000	28,930
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (d)		45,000	40,838
5.875% 4/1/29 (d)		45,000	37,710
Gannett Holdings LLC 6% 11/1/26 (d)		45,000	33,660
Kernel Holding SA 6.75% 10/27/27 (d)		100,000	31,019
Mattel, Inc. 3.375% 4/1/26 (d)		20,000	18,242
Meituan 2.125% 10/28/25 (d)		200,000	163,880
Natura Cosmeticos SA 4.125% 5/3/28 (d)		100,000	77,550
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		75,000	70,422
Prosus NV 4.027% 8/3/50 (d)		200,000	107,038
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		75,000	56,315
4% 4/15/29 (d)		60,000	48,250
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	30,644
TKC Holdings, Inc. 10.5% 5/15/29 (d)		75,000	53,256
			866,210
Containers - 0.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)		70,000	50,225
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 2.125% 8/15/26 (Reg. S)	EUR	100,000	80,852
Ball Corp. 4.875% 3/15/26		85,000	81,560
Berry Global, Inc. 4.875% 7/15/26 (d)		40,000	37,580
CANPACK SA and Eastern PA Land Investment Holding LLC 2.375% 11/1/27 (Reg. S)	EUR	100,000	80,295
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		30,000	24,588
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		35,000	30,092
Huhtamaki Oyj 4.25% 6/9/27 (Reg. S)	EUR	100,000	95,119
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		40,000	36,717
			517,028
Diversified Financial Services - 3.2%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		30,000	24,077
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		300,000	196,084
3.625% 10/1/31 (d)		185,000	109,546
Dovalue SpA 3.375% 7/31/26 (Reg. S)	EUR	125,000	101,450
FLY Leasing Ltd. 7% 10/15/24 (d)		105,000	82,556
Fortune Star (BVI) Ltd. 6.85% 7/2/24 (Reg. S)		200,000	90,500
Hightower Holding LLC 6.75% 4/15/29 (d)		25,000	20,353
HTA Group Ltd. 7% 12/18/25 (d)		200,000	175,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	137,754
4.75% 9/15/24		90,000	87,582
6.375% 12/15/25		295,000	286,371
Intertrust Group BV 3.375% 11/15/25 (Reg. S)	EUR	100,000	98,617
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	100,000	95,663
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	100,000	78,813
OneMain Finance Corp.:
4% 9/15/30		165,000	124,575
7.125% 3/15/26		200,000	193,000
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (d)		20,000	19,908
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		200,000	164,760
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	83,937
3.875% 7/15/26 (Reg. S)	EUR	125,000	110,218
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (b)(g)		200,000	20,100
			2,301,464
Diversified Media - 0.3%
Allen Media LLC 10.5% 2/15/28 (d)		220,000	89,155
Lamar Media Corp. 4.875% 1/15/29		45,000	40,712
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		90,000	76,275
			206,142
Energy - 13.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		140,000	133,322
5.75% 1/15/28 (d)		60,000	56,528
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (d)		70,000	65,093
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		200,000	169,500
California Resources Corp. 7.125% 2/1/26 (d)		95,000	93,177
Canacol Energy Ltd. 5.75% 11/24/28 (d)		200,000	149,725
CGG SA 7.75% 4/1/27 (Reg. S)	EUR	100,000	86,225
Cheniere Energy, Inc. 4.625% 10/15/28		95,000	87,638
Citgo Holding, Inc. 9.25% 8/1/24 (d)		70,000	70,065
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		70,000	68,940
7% 6/15/25 (d)		130,000	128,005
CNX Resources Corp. 6% 1/15/29 (d)		25,000	23,337
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		80,000	74,200
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		50,000	45,121
6.75% 3/1/29 (d)		90,000	86,175
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)		285,000	266,504
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		25,000	22,711
CVR Energy, Inc.:
5.25% 2/15/25 (d)		140,000	134,901
5.75% 2/15/28 (d)		115,000	104,075
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(e)		60,000	58,054
8.125% 8/16/30		5,000	5,344
Delek Logistics Partners LP 7.125% 6/1/28 (d)		45,000	40,295
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		110,000	109,313
DT Midstream, Inc.:
4.125% 6/15/29 (d)		75,000	64,838
4.375% 6/15/31 (d)		75,000	63,188
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	86,484
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		125,000	121,496
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (d)		40,000	38,121
4.875% 3/30/26 (Reg. S) (d)		40,000	35,900
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		200,000	103,361
EnLink Midstream LLC 5.625% 1/15/28 (d)		25,000	23,961
EQM Midstream Partners LP 6.5% 7/1/27 (d)		70,000	68,250
EQT Corp.:
3.125% 5/15/26 (d)		50,000	45,374
3.625% 5/15/31 (d)		50,000	41,594
5% 1/15/29		55,000	51,093
GeoPark Ltd. 5.5% 1/17/27 (d)		200,000	161,350
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	49,761
Harvest Midstream I LP 7.5% 9/1/28 (d)		135,000	129,427
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		50,000	42,758
5.125% 6/15/28 (d)		80,000	73,600
5.5% 10/15/30 (d)		30,000	27,066
5.625% 2/15/26 (d)		100,000	98,077
India Clean Energy Holdings 4.5% 4/18/27 (Reg. S)		200,000	139,000
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		200,000	168,100
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		95,000	77,737
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		160,000	133,200
Leeward Renewable Energy LLC 4.25% 7/1/29 (d)		170,000	137,700
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		150,000	142,398
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		320,000	242,912
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (Reg. S)		200,000	154,538
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		200,000	178,000
MEG Energy Corp. 5.875% 2/1/29 (d)		110,000	105,012
Nabors Industries, Inc. 5.75% 2/1/25		105,000	101,063
New Fortress Energy, Inc. 6.75% 9/15/25 (d)		55,000	53,994
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		190,000	171,881
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)		90,000	87,300
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(g)		400,000	106,104
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	35,105
5.875% 9/1/25		40,000	40,300
6.125% 1/1/31		80,000	80,210
6.375% 9/1/28		145,000	147,156
6.6% 3/15/46		55,000	54,136
6.625% 9/1/30		195,000	202,811
6.95% 7/1/24		65,000	66,600
7.5% 5/1/31		230,000	247,250
8.875% 7/15/30		145,000	164,575
Oleoducto Central SA 4% 7/14/27 (d)		200,000	162,725
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	180,100
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	145,400
7.25% 6/15/25		70,000	69,257
Petroleos Mexicanos:
4.25% 1/15/25		185,000	171,275
4.875% 2/21/28 (Reg. S)	EUR	100,000	76,268
6.49% 1/23/27		175,000	152,845
7.69% 1/23/50		75,000	48,352
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		100,000	90,488
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (e)	EUR	100,000	94,378
Rio Oil Finance Trust 9.25% 7/6/24 (d)		30,891	30,868
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		200,000	178,700
3.5% 4/16/29 (d)		200,000	177,300
SM Energy Co.:
6.5% 7/15/28		25,000	24,250
6.625% 1/15/27		65,000	63,700
6.75% 9/15/26		25,000	24,625
Southwestern Energy Co.:
4.75% 2/1/32		65,000	56,108
5.375% 2/1/29		115,000	107,238
8.375% 9/15/28		60,000	62,063
SUEK Securities DAC 3.375% 9/15/26 (d)(g)		95,000	31,881
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	42,945
6% 4/15/27		175,000	171,465
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		55,000	49,787
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		100,000	63,950
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		170,000	144,319
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		63,524	62,413
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		70,000	60,127
Tullow Oil PLC:
7% 3/1/25 (d)		200,000	131,500
10.25% 5/15/26 (d)		358,000	305,195
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	33,595
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (e)		10,000	9,838
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		70,000	60,025
4.125% 8/15/31 (d)		70,000	59,677
YPF SA 8.5% 3/23/25 (d)		231,875	186,080
			9,769,766
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		80,000	71,194
Environmental - 0.4%
Covanta Holding Corp. 4.875% 12/1/29 (d)		40,000	34,058
Madison IAQ LLC:
4.125% 6/30/28 (d)		55,000	45,513
5.875% 6/30/29 (d)		85,000	58,225
Paprec Holding SA 3.5% 7/1/28 (Reg. S)	EUR	113,000	88,779
Stericycle, Inc. 3.875% 1/15/29 (d)		35,000	30,401
			256,976
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		35,000	28,963
4.625% 1/15/27 (d)		130,000	120,472
4.875% 2/15/30 (d)		275,000	244,063
BellRing Brands, Inc. 7% 3/15/30 (d)		25,000	23,608
Camposol SA 6% 2/3/27 (d)		200,000	140,975
Casino Guichard Perrachon SA 4.048% 8/5/26 (Reg. S) (e)	EUR	100,000	42,124
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		35,000	20,984
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		25,000	20,831
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		100,000	92,414
			734,434
Food/Beverage/Tobacco - 1.7%
Adecoagro SA 6% 9/21/27 (d)		150,000	135,094
C&S Group Enterprises LLC 5% 12/15/28 (d)		40,000	29,570
Central American Bottling Corp. 5.25% 4/27/29 (d)		200,000	176,225
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		30,000	26,057
7.5% 4/15/25 (d)		15,000	14,173
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)		120,000	109,387
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		48,000	47,760
Kraft Heinz Foods Co.:
4.375% 6/1/46		15,000	11,701
4.875% 10/1/49		85,000	70,613
5.5% 6/1/50		25,000	22,808
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		70,000	61,108
MARB BondCo PLC 3.95% 1/29/31 (d)		100,000	73,500
MHP SA 7.75% 5/10/24 (d)		100,000	47,644
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		85,000	78,614
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		40,000	33,887
5.5% 10/15/27 (d)		100,000	94,522
Post Holdings, Inc. 4.625% 4/15/30 (d)		34,000	28,690
TreeHouse Foods, Inc. 4% 9/1/28		20,000	16,875
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		30,000	22,721
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		35,000	30,363
4.75% 2/15/29 (d)		80,000	70,900
United Natural Foods, Inc. 6.75% 10/15/28 (d)		40,000	38,635
			1,240,847
Gaming - 2.8%
Affinity Gaming LLC 6.875% 12/15/27 (d)		20,000	16,695
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		90,000	72,000
6.25% 7/1/25 (d)		110,000	107,331
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		135,000	121,839
Cirsa Finance International SARL:
6.25% 12/20/23 (Reg. S)	EUR	84,917	83,699
10.375% 11/30/27 (Reg. S) (h)	EUR	100,000	98,949
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)		90,000	78,273
6.75% 1/15/30 (d)		160,000	125,600
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		200,000	119,163
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	91,612
5.375% 4/15/26		30,000	28,637
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		40,000	35,267
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	111,200
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	148,000
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	171,475
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		70,000	75,163
Station Casinos LLC 4.625% 12/1/31 (d)		115,000	91,370
Studio City Finance Ltd.:
5% 1/15/29 (Reg. S)		200,000	82,900
6.5% 1/15/28 (d)		110,000	45,877
6.5% 1/15/28 (Reg. S)		200,000	83,413
VICI Properties LP / VICI Note Co. 5.75% 2/1/27 (d)		70,000	66,130
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	146,250
			2,000,843
Healthcare - 5.3%
1375209 BC Ltd. 9% 1/30/28 (d)		14,000	13,545
AHP Health Partners, Inc. 5.75% 7/15/29 (d)		80,000	61,200
Avantor Funding, Inc. 3.875% 11/1/29 (d)		70,000	59,066
Bausch Health Companies, Inc.:
11% 9/30/28 (d)		25,000	19,250
14% 10/15/30 (d)		4,000	2,290
Bayer AG:
3.125% 11/12/79 (Reg. S) (e)	EUR	100,000	82,398
5.375% 3/25/82 (Reg. S) (e)	EUR	200,000	170,473
Catalent Pharma Solutions 5% 7/15/27 (d)		20,000	18,803
Centene Corp.:
3.375% 2/15/30		160,000	132,928
4.25% 12/15/27		70,000	64,575
4.625% 12/15/29		105,000	95,025
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		20,000	17,300
4% 3/15/31 (d)		55,000	46,268
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		75,000	50,245
5.25% 5/15/30 (d)		155,000	107,338
6% 1/15/29 (d)		140,000	103,928
6.125% 4/1/30 (d)		170,000	69,700
6.875% 4/15/29 (d)		75,000	30,180
8% 3/15/26 (d)		335,000	288,938
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		60,000	43,382
4.625% 6/1/30 (d)		160,000	124,740
Encompass Health Corp. 5.75% 9/15/25		15,000	14,863
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	96,097
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		200,000	156,250
HealthEquity, Inc. 4.5% 10/1/29 (d)		30,000	26,213
Hologic, Inc. 3.25% 2/15/29 (d)		55,000	46,739
Jazz Securities DAC 4.375% 1/15/29 (d)		55,000	48,813
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		50,000	42,490
3.875% 5/15/32 (d)		100,000	83,400
4.375% 6/15/28 (d)		40,000	35,874
Option Care Health, Inc. 4.375% 10/31/29 (d)		30,000	25,907
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	122,038
4.125% 4/30/28 (d)		80,000	70,466
5.125% 4/30/31 (d)		80,000	67,942
Owens & Minor, Inc. 6.625% 4/1/30 (d)		115,000	95,600
Radiology Partners, Inc. 9.25% 2/1/28 (d)		145,000	76,705
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		50,000	37,387
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		30,000	28,203
10% 4/15/27 (d)		70,000	67,921
Teleflex, Inc. 4.625% 11/15/27		30,000	28,271
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		250,000	210,625
4.375% 1/15/30 (d)		210,000	176,190
4.625% 7/15/24		32,000	31,200
6.125% 10/1/28 (d)		210,000	181,755
6.25% 2/1/27 (d)		195,000	186,092
6.875% 11/15/31		10,000	8,488
Teva Pharmaceutical Finance Netherlands III BV:
1.625% 10/15/28 (Reg. S)	EUR	100,000	71,945
3.15% 10/1/26		75,000	63,375
4.1% 10/1/46		200,000	121,024
			3,823,445
Homebuilders/Real Estate - 2.2%
ADLER Real Estate AG 1.875% 4/27/23 (Reg. S)	EUR	100,000	78,072
Arcosa, Inc. 4.375% 4/15/29 (d)		40,000	34,485
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)		40,000	30,050
6.625% 1/15/28 (d)		5,000	4,245
China Aoyuan Group Ltd.:
5.88% 3/1/27 (Reg. S) (g)		200,000	6,000
6.2% 3/24/26 (Reg. S) (g)		200,000	6,000
China Evergrande Group 8.25% 3/23/22 (Reg. S) (g)		200,000	7,000
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	29,975
7.375% 4/9/24 (Reg. S)		200,000	26,788
CIFI Holdings Group Co. Ltd. 4.375% 4/12/27 (Reg. S)		200,000	13,000
Easy Tactic Ltd. 7.5% 7/11/28 pay-in-kind (e)		208,266	16,661
Jinke Properties Group Co. Ltd. 6.85% 5/28/24 (Reg. S)		200,000	38,350
Kaisa Group Holdings Ltd. 11.5% 1/30/23 (Reg. S) (g)		200,000	13,500
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	44,601
5% 3/1/31		55,000	43,120
KWG Group Holdings Ltd. 6% 1/14/24		190,000	47,493
Modernland Overseas Pte Ltd.:
3% 4/30/27 pay-in-kind (Reg. S) (e)		2,803	1,193
3% 4/30/27 pay-in-kind (e)		106,828	45,455
New Home Co., Inc. 7.25% 10/15/25 (d)		35,000	27,108
New Metro Global Ltd. 4.8% 12/15/24 (Reg. S)		285,000	71,393
Powerlong Real Estate Holding Ltd. 5.95% 4/30/25 (Reg. S)		200,000	14,038
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		30,000	21,326
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		110,000	76,276
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S) (g)		220,000	11,550
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	61,000
Scenery Journey Ltd. 11.5% 10/24/22 (Reg. S) (g)		200,000	5,000
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	70,263
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S) (g)		200,000	11,500
7.5% 2/1/24 (Reg. S) (g)		200,000	11,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (d)		80,000	73,326
5.875% 6/15/27 (d)		55,000	51,576
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	105,413
Times China Holdings Ltd. 6.75% 7/8/25 (Reg. S)		200,000	13,000
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	12,996
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		55,000	44,960
6.5% 2/15/29 (d)		85,000	60,988
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (d)		205,000	179,603
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		25,000	20,136
Yango Justice International Ltd.:
8.25% 11/25/23 (Reg. S) (g)		220,000	3,300
10% 2/12/23 (Reg. S) (g)		200,000	5,000
Yanlord Land Group Ltd. 6.8% 2/27/24 (Reg. S)		250,000	147,625
			1,584,865
Hotels - 0.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		125,000	126,573
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		40,000	31,850
3.75% 5/1/29 (d)		35,000	29,817
Lindblad Expeditions LLC 6.75% 2/15/27 (d)		65,000	57,824
			246,064
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		250,000	234,975
10.125% 8/1/26 (d)		35,000	34,685
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)		90,000	75,828
6.75% 10/15/27 (d)		225,000	205,313
AmWINS Group, Inc. 4.875% 6/30/29 (d)		40,000	34,194
AssuredPartners, Inc. 5.625% 1/15/29 (d)		30,000	24,675
HUB International Ltd.:
5.625% 12/1/29 (d)		60,000	51,449
7% 5/1/26 (d)		190,000	187,625
MGIC Investment Corp. 5.25% 8/15/28		40,000	36,289
USI, Inc. 6.875% 5/1/25 (d)		275,000	266,746
			1,151,779
Leisure - 1.7%
Carnival Corp.:
5.75% 3/1/27 (d)		135,000	93,825
9.875% 8/1/27 (d)		210,000	195,825
10.5% 2/1/26 (d)		75,000	73,497
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		20,000	16,375
5.875% 2/15/27 (d)		90,000	80,438
7.75% 2/15/29 (d)		80,000	63,626
NCL Finance Ltd. 6.125% 3/15/28 (d)		25,000	19,438
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		130,000	102,700
5.375% 7/15/27 (d)		60,000	46,639
5.5% 8/31/26 (d)		135,000	110,376
11.5% 6/1/25 (d)		30,000	32,250
11.625% 8/15/27 (d)		220,000	213,884
Studio City Co. Ltd. 7% 2/15/27 (d)		75,000	60,375
Vail Resorts, Inc. 6.25% 5/15/25 (d)		35,000	34,825
Viking Cruises Ltd. 13% 5/15/25 (d)		50,000	53,750
			1,197,823
Metals/Mining - 3.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)		70,000	59,278
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(g)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (d)		200,000	146,500
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		40,000	34,442
4.875% 3/1/31 (d)		40,000	33,784
Endeavour Mining PLC 5% 10/14/26 (d)		200,000	155,350
ERO Copper Corp. 6.5% 2/15/30 (d)		230,000	168,475
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)		105,000	98,271
6.875% 10/15/27 (d)		80,000	74,085
7.5% 4/1/25 (d)		130,000	125,190
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)		40,000	31,588
5.875% 4/15/30 (d)		130,000	115,375
Gcm Mining Corp. 6.875% 8/9/26 (d)		200,000	138,966
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	41,223
HudBay Minerals, Inc. 6.125% 4/1/29 (d)		105,000	86,888
Industrias Penoles SA de CV 4.75% 8/6/50 (d)		200,000	142,038
Mineral Resources Ltd.:
8% 11/1/27 (d)		85,000	83,615
8.5% 5/1/30 (d)		20,000	19,681
Novelis Corp. 3.875% 8/15/31 (d)		115,000	89,092
PT Freeport Indonesia 5.315% 4/14/32 (d)		200,000	166,750
Stillwater Mining Co. 4% 11/16/26 (d)		200,000	163,725
VM Holding SA 6.5% 1/18/28 (d)		200,000	183,600
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		100,000	83,250
			2,241,166
Paper - 0.6%
Berry Global, Inc. 5.625% 7/15/27 (d)		35,000	33,196
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)		35,000	33,229
8.75% 4/15/30 (d)		200,000	175,750
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		90,000	86,420
Mercer International, Inc. 5.125% 2/1/29		55,000	45,169
SPA Holdings 3 OY 4.875% 2/4/28 (d)		45,000	35,825
			409,589
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		160,000	130,600
CEC Entertainment LLC 6.75% 5/1/26 (d)		60,000	56,122
Papa John's International, Inc. 3.875% 9/15/29 (d)		25,000	20,311
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	59,852
4.75% 1/15/30 (d)		200,000	178,750
			445,635
Services - 3.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		146,000	133,225
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		30,000	20,829
APCOA Parking Holdings GmbH 4.625% 1/15/27 (Reg. S)	EUR	100,000	79,611
ASGN, Inc. 4.625% 5/15/28 (d)		160,000	142,277
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)		38,000	31,071
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		40,000	34,633
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		55,000	48,459
4% 7/1/29 (d)		30,000	26,223
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		440,000	316,345
CoreCivic, Inc. 8.25% 4/15/26		100,000	101,463
Elis SA 1.625% 4/3/28 (Reg. S)	EUR	100,000	82,019
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		520,000	487,825
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		90,000	76,047
Hertz Corp.:
4.625% 12/1/26 (d)		55,000	46,888
5% 12/1/29 (d)		70,000	55,451
5.5% 10/15/24 (b)(d)(g)		65,000	1,463
6% 1/15/28 (b)(d)(g)		85,000	4,994
6.25% 12/31/49 (b)(g)		60,000	75
7.125% 8/1/26 (b)(d)(g)		85,000	3,400
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		35,000	30,625
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	100,921
Sabre GLBL, Inc. 7.375% 9/1/25 (d)		60,000	56,321
Service Corp. International 5.125% 6/1/29		35,000	32,601
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		200,000	168,538
The GEO Group, Inc.:
9.5% 12/31/28 (d)		170,000	156,400
10.5% 6/30/28		67,000	67,000
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		45,000	41,961
			2,346,665
Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		132,000	124,140
Commercial Metals Co. 3.875% 2/15/31		30,000	24,300
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		155,000	143,763
JSW Steel Ltd. 3.95% 4/5/27 (d)		200,000	146,000
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		20,000	17,550
TMK Capital SA 4.3% 2/12/27 (Reg. S) (b)(g)		200,000	40,000
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	100,000	94,364
			590,117
Super Retail - 1.3%
Academy Ltd. 6% 11/15/27 (d)		75,000	70,406
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	18,206
4.625% 11/15/29 (d)		45,000	37,013
4.75% 3/1/30		20,000	16,385
5% 2/15/32 (d)		45,000	36,281
At Home Group, Inc.:
4.875% 7/15/28 (d)		35,000	25,447
7.125% 7/15/29 (d)		45,000	25,425
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		110,000	98,408
Carvana Co. 4.875% 9/1/29 (d)		55,000	24,338
EG Global Finance PLC:
6.75% 2/7/25 (d)		250,000	225,000
8.5% 10/30/25 (d)		50,000	46,185
Group 1 Automotive, Inc. 4% 8/15/28 (d)		200,000	164,478
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)		30,000	25,187
6.125% 3/15/32 (d)		35,000	29,080
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		65,000	46,159
7.875% 5/1/29 (d)		95,000	52,963
			940,961
Technology - 3.8%
Acuris Finance U.S. 5% 5/1/28 (d)		170,000	137,700
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		35,000	28,713
6.125% 12/1/28 (d)		10,000	7,710
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		265,000	206,700
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		60,000	51,975
Block, Inc.:
2.75% 6/1/26		75,000	66,888
3.5% 6/1/31		75,000	60,375
CA Magnum Holdings 5.375% (d)(i)		400,000	335,000
Camelot Finance SA 4.5% 11/1/26 (d)		150,000	140,180
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	70,496
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	100,000	80,163
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		120,000	114,697
Coherent Corp. 5% 12/15/29 (d)		45,000	38,605
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	59,004
Elastic NV 4.125% 7/15/29 (d)		40,000	33,397
Energizer Gamma Acquistion BV 3.5% 6/30/29 (Reg. S)	EUR	124,000	89,171
Lenovo Group Ltd. 3.421% 11/2/30 (d)		200,000	138,288
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		100,000	81,701
5.625% 2/15/29 (d)		65,000	57,592
MicroStrategy, Inc. 6.125% 6/15/28 (d)		235,000	201,364
NCR Corp. 5.125% 4/15/29 (d)		45,000	37,767
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		30,000	28,163
onsemi 3.875% 9/1/28 (d)		70,000	61,677
Qorvo, Inc. 4.375% 10/15/29		45,000	38,480
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		100,000	66,036
5.375% 12/1/28 (d)		30,000	12,628
Roblox Corp. 3.875% 5/1/30 (d)		185,000	152,625
Sensata Technologies BV 4% 4/15/29 (d)		65,000	54,743
Synaptics, Inc. 4% 6/15/29 (d)		30,000	24,780
TTM Technologies, Inc. 4% 3/1/29 (d)		60,000	50,108
Twilio, Inc.:
3.625% 3/15/29		45,000	37,159
3.875% 3/15/31		45,000	36,700
Uber Technologies, Inc. 7.5% 9/15/27 (d)		90,000	89,979
Unisys Corp. 6.875% 11/1/27 (d)		30,000	25,099
			2,715,663
Telecommunications - 7.1%
Altice France Holding SA 6% 2/15/28 (d)		75,000	49,031
Altice France SA:
4.25% 10/15/29 (Reg. S)	EUR	120,000	90,128
5.125% 1/15/29 (d)		50,000	37,625
5.125% 7/15/29 (d)		120,000	90,381
5.5% 1/15/28 (d)		130,000	104,217
AXIAN Telecom 7.375% 2/16/27 (d)		200,000	172,000
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		340,000	294,100
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		30,000	25,507
5.625% 9/15/28 (d)		20,000	15,901
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	100,000	73,299
Cogent Communications Group, Inc. 3.5% 5/1/26 (d)		50,000	45,125
Consolidated Communications, Inc. 5% 10/1/28 (d)		135,000	104,605
CT Trust 5.125% 2/3/32 (d)		200,000	159,225
Digicel Group Ltd. 6.75% 3/1/23 (d)		150,000	75,000
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		55,000	48,125
5.875% 10/15/27 (d)		50,000	45,991
5.875% 11/1/29		14,771	11,507
6% 1/15/30 (d)		95,000	74,290
6.75% 5/1/29 (d)		60,000	49,425
8.75% 5/15/30 (d)		65,000	66,381
Holdco SASU 5.125% 10/15/26 (Reg. S)	EUR	115,000	105,580
IHS Netherlands Holdco BV 8% 9/18/27 (d)		200,000	153,750
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)(g)		200,000	0
6.5% 3/15/30 (d)		135,000	123,898
8.5% 10/15/24 (b)(d)(g)		45,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		400,000	337,000
6.75% 10/15/27 (d)		90,000	83,930
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)		95,000	72,175
4.25% 7/1/28 (d)		75,000	61,875
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		200,000	135,000
Millicom International Cellular SA 5.125% 1/15/28 (d)		225,000	191,573
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		50,000	44,947
6% 2/15/28 (d)		20,000	15,691
Sable International Finance Ltd. 5.75% 9/7/27 (d)		180,000	158,625
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		45,000	43,578
Sprint Capital Corp. 8.75% 3/15/32		530,000	622,029
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	90,229
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		200,000	180,663
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		200,000	173,788
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (d)		200,000	158,475
Uniti Group, Inc. 6% 1/15/30 (d)		210,000	143,310
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		176,000	111,573
Windstream Escrow LLC 7.75% 8/15/28 (d)		295,000	255,264
WP/AP Telecom Holdings III BV 5.5% 1/15/30 (Reg. S)	EUR	131,000	100,256
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		115,000	88,838
6.125% 3/1/28 (d)		60,000	39,900
			5,123,810
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)		75,000	56,806
4.25% 3/15/29 (d)		40,000	31,900
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	81,129
Victoria's Secret & Co. 4.625% 7/15/29 (d)		50,000	39,775
			209,610
Transportation Ex Air/Rail - 0.7%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	115,000	112,616
1.75% 6/26/26 (Reg. S)	EUR	100,000	88,448
1.875% 9/26/29 (Reg. S)	EUR	100,000	78,566
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		40,000	31,631
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		110,000	100,650
Seaspan Corp. 5.5% 8/1/29 (d)		110,000	84,720
			496,631
Utilities - 5.3%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		40,000	36,948
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	121,000	87,997
DPL, Inc.:
4.125% 7/1/25		180,000	169,924
4.35% 4/15/29		215,000	183,825
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		100,000	97,563
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	191,038
InterGen NV 7% 6/30/23 (d)		820,000	802,575
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		100,000	69,300
NextEra Energy Partners LP 4.25% 9/15/24 (d)		4,000	3,764
NRG Energy, Inc.:
3.875% 2/15/32 (d)		45,000	35,480
5.25% 6/15/29 (d)		60,000	54,450
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	6,333
3.95% 12/1/47		55,000	35,466
4.55% 7/1/30		415,000	363,482
4.95% 7/1/50		415,000	309,361
PG&E Corp. 5% 7/1/28		375,000	337,986
Pike Corp. 5.5% 9/1/28 (d)		240,000	204,931
PT Cikarang Listrindo Tbk 4.95% 9/14/26 (Reg. S)		200,000	173,850
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		70,000	66,675
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		162,160	143,441
Teollisuuden Voima Oyj 1.375% 6/23/28 (Reg. S)	EUR	198,000	161,264
TerraForm Global, Inc. 6.125% 3/1/26 (d)		160,000	147,266
Vertiv Group Corp. 4.125% 11/15/28 (d)		95,000	82,639
Vistra Operations Co. LLC 5.625% 2/15/27 (d)		60,000	57,197
			3,822,755
TOTAL NONCONVERTIBLE BONDS			56,834,824
TOTAL CORPORATE BONDS (Cost $73,382,241)			58,185,885

Government Obligations - 2.7%
		Principal Amount (a)	Value ($)
Germany - 2.1%
German Federal Republic 0% 9/15/23 (Reg. S)	EUR	1,605,000	1,559,354
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S) (g)		200,000	42,522
7.55% 3/28/30 (Reg. S) (g)		200,000	43,663
7.85% 3/14/29(Reg. S) (g)		200,000	43,350
TOTAL SRI LANKA			129,535
United States of America - 0.4%
U.S. Treasury Bonds 2.875% 5/15/52		336,000	260,768
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,470,011)			1,949,657

Common Stocks - 2.7%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(j)	3,510	15,233
Energy - 2.1%
California Resources Corp.	5,929	267,457
California Resources Corp. warrants 10/27/24 (j)	530	7,526
Chesapeake Energy Corp.	2,294	234,607
Chesapeake Energy Corp. (c)(j)	85	8,693
Denbury, Inc. (j)	2,860	261,433
Denbury, Inc. warrants 9/18/25 (j)	1,038	65,269
EP Energy Corp. (b)(j)	7,975	66,751
Jonah Energy Parent LLC (b)(j)	3,631	230,932
Mesquite Energy, Inc. (b)(j)	3,543	196,405
Noble Corp. PLC (j)	204	7,352
Noble Corp. PLC:
warrants 2/4/28 (j)	600	11,460
warrants 2/4/28 (j)	600	10,200
PureWest Energy (b)	105	0
PureWest Energy rights (b)(j)	63	0
Superior Energy Services, Inc. Class A (b)(j)	609	46,083
Tidewater, Inc. warrants 11/14/42 (j)	1,897	70,730
TOTAL ENERGY		1,484,898
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	125,816	1
Food & Drug Retail - 0.2%
Northeast Grocery, Inc. (b)(c)	12,754	14,157
Southeastern Grocers, Inc. (b)(c)(j)	7,744	167,503
TOTAL FOOD & DRUG RETAIL		181,660
Telecommunications - 0.0%
Intelsat Jackson Holdings SA:
Series A rights (b)(j)	240	2,090
Series B rights (b)(j)	240	7,706
TOTAL TELECOMMUNICATIONS		9,796
Textiles/Apparel - 0.2%
Intelsat Emergence SA (b)	2,304	110,684
Utilities - 0.2%
Vistra Corp.	6,495	149,190
TOTAL COMMON STOCKS (Cost $1,330,490)		1,951,462

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Utilities - 0.3%
PG&E Corp. (Cost $152,083)	1,400	188,067

Bank Loan Obligations - 4.2%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9241% 12/9/25 (e)(f)(k)	76,056	74,199
Air Transportation - 0.6%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 8.5039% 11/23/28 (b)(e)(f)(k)	193,000	185,917
2LN, term loan 3 month U.S. LIBOR + 8.000% 12.4147% 11/23/29 (b)(e)(f)(k)	257,000	247,568
TOTAL AIR TRANSPORTATION		433,485
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.1741% 2/1/27 (e)(f)(k)	28,402	27,353
Broadcasting - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.208% 5/25/26 (e)(f)(k)	10,190	9,765
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (e)(f)(k)	49,875	41,261
Cable/Satellite TV - 0.5%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 7.7666% 1/31/26 (e)(f)(k)	370,976	332,721
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (b)(e)(f)(k)	167,875	159,481
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (e)(f)(k)	80,000	72,980
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.1647% 10/1/25 (e)(f)(k)	33,289	31,313
TOTAL CHEMICALS		263,774
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 16.37% 5/8/26 (b)(e)(f)(k)	79,091	79,091
Diversified Financial Services - 0.5%
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.0532% 10/31/26 (e)(f)(k)	12,980	12,686
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 5.6621% 3/1/25 (e)(f)(k)	15,212	14,950
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(k)	325,030	325,030
TOTAL DIVERSIFIED FINANCIAL SERVICES		352,666
Energy - 0.2%
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 10.0039% 3/28/24 (e)(f)(k)	136,355	136,253
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(g)(k)	65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(g)(k)	28,000	0
TOTAL ENERGY		136,253
Gaming - 0.0%
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 7.0974% 4/4/29 (e)(f)(k)	15,000	14,106
Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 11/1/28 (e)(f)(k)	9,950	9,605
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (e)(f)(k)	34,825	33,489
TOTAL HEALTHCARE		43,094
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 10.4241% 5/30/26 (e)(f)(k)	37,343	25,043
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0039% 2/15/27 (e)(f)(k)	4,963	4,700
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 5/10/25 (e)(f)(k)	4,739	4,598
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 5/9/25 (e)(f)(k)	62,888	61,001
TOTAL INSURANCE		70,299
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 8/17/28 (e)(f)(k)	4,777	4,660
Railroad - 0.1%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.0231% 11/23/29 (b)(e)(f)(k)	30,000	29,850
Services - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.8287% 12/20/29 (e)(f)(k)	5,000	4,600
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 9.5039% 12/10/29 (e)(f)(k)	10,000	8,463
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (e)(f)(k)	220,000	161,014
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.0039% 8/22/25 (e)(f)(k)	95,000	91,472
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7977% 1/23/27 (e)(f)(k)	14,663	14,186
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (e)(f)(k)	39,300	34,502
TOTAL SERVICES		314,237
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 3/5/28 (e)(f)(k)	157,212	147,701
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (e)(f)(k)	24,688	18,932
TOTAL SUPER RETAIL		166,633
Technology - 0.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7.4241% 8/10/25 (e)(f)(k)	115,125	86,471
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.9671% 2/15/29 (e)(f)(k)	85,293	77,760
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(k)(l)	14,493	13,213
MH Sub I LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 9/15/24 (e)(f)(k)	14,848	14,276
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.5039% 5/4/26 (e)(f)(k)	19,400	18,838
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (e)(f)(k)	197,757	190,533
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (e)(f)(k)	186,989	171,563
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 2/28/27 (e)(f)(k)	14,625	14,198
TOTAL TECHNOLOGY		586,852
TOTAL BANK LOAN OBLIGATIONS (Cost $3,259,508)		3,005,342

Preferred Securities - 4.6%
		Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (e)(i)	EUR	100,000	82,853
Banks & Thrifts - 2.0%
AIB Group PLC 5.25% (Reg. S) (e)(i)	EUR	200,000	177,008
Axis Bank GIFT City 4.1% (Reg. S) (e)(i)		200,000	161,223
Bangkok Bank Ltd. PCL 5% (Reg. S) (e)(i)		200,000	177,227
Bank of America Corp.:
4.3% (e)(i)		60,000	50,338
5.875% (e)(i)		190,000	164,992
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(i)		200,000	190,396
HDFC Bank Ltd. 3.7% (Reg. S) (e)(i)		200,000	160,868
Keb Hana Bank 3.5% (Reg. S) (e)(i)		200,000	154,087
Tinkoff Credit Systems 6% (d)(e)(i)		100,000	35,692
Woori Bank 4.25% (Reg. S) (e)(i)		200,000	174,654
TOTAL BANKS & THRIFTS			1,446,485
Building Materials - 0.2%
CEMEX S.A.B. de CV 5.125% (d)(e)(i)		200,000	165,639
Diversified Financial Services - 0.6%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(i)		400,000	257,030
LeasePlan Corp. NV 7.375% (Reg. S) (e)(i)	EUR	200,000	193,481
TOTAL DIVERSIFIED FINANCIAL SERVICES			450,511
Energy - 0.1%
Repsol International Finance BV 4.247% (e)(i)	EUR	100,000	88,444
Homebuilders/Real Estate - 0.4%
Abertis Infraestructuras Finance BV 3.248% (Reg. S) (e)(i)	EUR	100,000	84,015
CIFI Holdings Group Co. Ltd. 11.581% (Reg. S) (e)(f)(i)		200,000	12,818
CPI Property Group SA 4.875% (Reg. S) (e)(i)	EUR	200,000	113,006
RKI Overseas Finance 2017 (A) 7% (Reg. S) (i)		200,000	59,173
Yuzhou Properties Co. U.S. TREASURY 5 YEAR INDEX + 8.520% 5.375% (Reg. S) (e)(f)(g)(i)		200,000	4,000
TOTAL HOMEBUILDERS/REAL ESTATE			273,012
Technology - 0.3%
Network i2i Ltd. 5.65% (Reg. S) (e)(i)		200,000	178,315
Telecommunications - 0.4%
Telefonica Europe BV:
3.875% (Reg. S) (e)(i)	EUR	200,000	177,874
4.375% (Reg. S) (e)(i)	EUR	100,000	97,126
TOTAL TELECOMMUNICATIONS			275,000
Utilities - 0.5%
Electricite de France SA:
3.375% (e)(i)	EUR	200,000	129,331
4% (Reg. S) (e)(i)	EUR	100,000	87,022
5% (Reg. S) (e)(i)	EUR	100,000	87,805
Veolia Environnement SA 2.5% (Reg. S) (e)(i)	EUR	100,000	77,669
TOTAL UTILITIES			381,827
TOTAL PREFERRED SECURITIES (Cost $4,746,820)			3,342,086

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (m) (Cost $2,538,540)	2,538,125	2,538,633

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $87,879,693)	71,161,132
NET OTHER ASSETS (LIABILITIES) - 1.4%	1,035,275
NET ASSETS - 100.0%	72,196,407

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $636,480 or 0.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,845,226 or 53.8% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $14,493 and $13,213, respectively.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	805

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	27,566

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	47,694

New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261

Northeast Grocery, Inc.	11/08/21	5,075

Southeastern Grocers, Inc.	6/01/18	54,475

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	3,385,473	24,385,146	25,231,986	38,729	-	-	2,538,633	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	3,300	26,877	30,177	1	-	-	-	0.0%
Total	3,388,773	24,412,023	25,262,163	38,730	-	-	2,538,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	120,481	-	-	120,481
Consumer Discretionary	15,233	-	-	15,233
Consumer Staples	181,660	-	-	181,660
Energy	1,484,898	873,997	70,730	540,171
Utilities	337,257	149,190	188,067	-

Corporate Bonds	58,185,885	-	57,527,151	658,734

Government Obligations	1,949,657	-	1,949,657	-

Bank Loan Obligations	3,005,342	-	1,978,405	1,026,937

Preferred Securities	3,342,086	-	3,342,086	-

Money Market Funds	2,538,633	2,538,633	-	-
Total Investments in Securities:	71,161,132	3,561,820	65,056,096	2,543,216

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$600,731
Net Realized Gain (Loss) on Investment Securities	16
Net Unrealized Gain (Loss) on Investment Securities	(5,416)
Cost of Purchases	439,352
Proceeds of Sales	(8,533)
Amortization/Accretion	787
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,026,937
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(5,416)
Other Investments in Securities
Beginning Balance	$1,362,928
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	120,103
Cost of Purchases	2,432
Proceeds of Sales	-
Amortization/Accretion	816
Transfers into Level 3	30,000
Transfers out of Level 3	-
Ending Balance	$1,516,279
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$120,103

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $85,341,153)	$68,622,499
Fidelity Central Funds (cost $2,538,540)	2,538,633

Total Investment in Securities (cost $87,879,693)		$71,161,132
Cash		69,481
Foreign currency held at value (cost $1,796)		1,789
Receivable for investments sold		100,833
Receivable for fund shares sold		41,826
Dividends receivable		1,633
Interest receivable		1,151,589
Distributions receivable from Fidelity Central Funds		11,843
Prepaid expenses		126
Receivable from investment adviser for expense reductions		8,439
Total assets		72,548,691
Liabilities
Payable for investments purchased
Regular delivery	$59,243
Delayed delivery	96,952
Payable for fund shares redeemed	32,734
Distributions payable	54,887
Accrued management fee	42,980
Distribution and service plan fees payable	3,552
Other affiliated payables	13,432
Other payables and accrued expenses	48,504
Total Liabilities		352,284
Net Assets		$72,196,407
Net Assets consist of:
Paid in capital		$98,258,383
Total accumulated earnings (loss)		(26,061,976)
Net Assets		$72,196,407

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,569,655 ÷ 969,301 shares) (a)		$7.81
Maximum offering price per share (100/96.00 of $7.81)		$8.14
Class M :
Net Asset Value and redemption price per share ($2,486,791 ÷ 318,486 shares) (a)		$7.81
Maximum offering price per share (100/96.00 of $7.81)		$8.14
Class C :
Net Asset Value and offering price per share ($1,772,076 ÷ 226,922 shares) (a)		$7.81
Global High Income :
Net Asset Value , offering price and redemption price per share ($57,643,926 ÷ 7,381,700 shares)		$7.81
Class I :
Net Asset Value , offering price and redemption price per share ($2,723,959 ÷ 348,784 shares)		$7.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$274,063
Interest		2,311,560
Income from Fidelity Central Funds (including $1 from security lending)		38,730
Total Income		2,624,353
Expenses
Management fee	$289,379
Transfer agent fees	67,651
Distribution and service plan fees	24,478
Accounting fees	17,197
Custodian fees and expenses	6,617
Independent trustees' fees and expenses	147
Registration fees	23,746
Audit	46,428
Legal	11,736
Miscellaneous	266
Total expenses before reductions	487,645
Expense reductions	(75,559)
Total expenses after reductions		412,086
Net Investment income (loss)		2,212,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,569,465)
Foreign currency transactions	(15,647)
Total net realized gain (loss)		(3,585,112)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,793,028)
Assets and liabilities in foreign currencies	5,573
Total change in net unrealized appreciation (depreciation)		(5,787,455)
Net gain (loss)		(9,372,567)
Net increase (decrease) in net assets resulting from operations		$(7,160,300)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,212,267	$4,646,873
Net realized gain (loss)	(3,585,112)	(53,257)
Change in net unrealized appreciation (depreciation)	(5,787,455)	(12,743,194)
Net increase (decrease) in net assets resulting from operations	(7,160,300)	(8,149,578)
Distributions to shareholders	(1,971,469)	(4,704,486)
Share transactions - net increase (decrease)	(14,917,954)	(3,075,785)
Total increase (decrease) in net assets	(24,049,723)	(15,929,849)

Net Assets
Beginning of period	96,246,130	112,175,979
End of period	$72,196,407	$96,246,130

Financial Highlights
Fidelity Advisor® Global High Income Fund Class A

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$9.79	$8.38	$9.48	$9.61	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.212	.367	.391	.445	.468	.462
Net realized and unrealized gain (loss)	(.906)	(1.089)	1.394	(1.120)	(.115)	.006
Total from investment operations	(.694)	(.722)	1.785	(.675)	.353	.468
Distributions from net investment income	(.186)	(.378)	(.375)	(.425)	(.457)	(.399)
Distributions from net realized gain	-	-	-	-	(.026)	-
Total distributions	(.186)	(.378)	(.375)	(.425)	(.483)	(.399)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$7.81	$8.69	$9.79	$8.38	$9.48	$9.61
Total Return C,D,E	(8.05)%	(7.64)%	21.59%	(7.44)%	3.88%	4.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.37% H	1.37%	1.34%	1.34%	1.32%	1.31%
Expenses net of fee waivers, if any	1.17% H	1.16%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17% H	1.16%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	5.10% H	3.89%	4.17%	4.77%	5.00%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,570	$15,467	$8,582	$5,927	$7,365	$8,712
Portfolio turnover rate I	19% H	45%	53%	54%	44%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global High Income Fund Class M

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$9.79	$8.38	$9.48	$9.61	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.210	.372	.389	.445	.467	.462
Net realized and unrealized gain (loss)	(.904)	(1.094)	1.396	(1.120)	(.114)	.006
Total from investment operations	(.694)	(.722)	1.785	(.675)	.353	.468
Distributions from net investment income	(.186)	(.378)	(.375)	(.425)	(.457)	(.399)
Distributions from net realized gain	-	-	-	-	(.026)	-
Total distributions	(.186)	(.378)	(.375)	(.425)	(.483)	(.399)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$7.81	$8.69	$9.79	$8.38	$9.48	$9.61
Total Return C,D,E	(8.05)%	(7.64)%	21.59%	(7.44)%	3.88%	4.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.44% H	1.41%	1.41%	1.41%	1.40%	1.40%
Expenses net of fee waivers, if any	1.18% H	1.16%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% H	1.16%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	5.10% H	3.89%	4.16%	4.77%	5.00%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$2,487	$3,118	$3,164	$2,928	$3,971	$4,301
Portfolio turnover rate I	19% H	45%	53%	54%	44%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global High Income Fund Class C

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$9.79	$8.38	$9.48	$9.61	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.180	.301	.319	.375	.398	.390
Net realized and unrealized gain (loss)	(.905)	(1.094)	1.396	(1.119)	(.115)	.005
Total from investment operations	(.725)	(.793)	1.715	(.744)	.283	.395
Distributions from net investment income	(.155)	(.307)	(.305)	(.356)	(.387)	(.326)
Distributions from net realized gain	-	-	-	-	(.026)	-
Total distributions	(.155)	(.307)	(.305)	(.356)	(.413)	(.326)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$7.81	$8.69	$9.79	$8.38	$9.48	$9.61
Total Return C,D,E	(8.40)%	(8.33)%	20.69%	(8.13)%	3.10%	4.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.18% H	2.12%	2.14%	2.11%	2.08%	2.08%
Expenses net of fee waivers, if any	1.93% H	1.91%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.93% H	1.91%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	4.35% H	3.14%	3.41%	4.02%	4.25%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$1,772	$2,246	$3,249	$2,684	$3,723	$4,420
Portfolio turnover rate I	19% H	45%	53%	54%	44%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Global High Income Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$9.79	$8.38	$9.48	$9.62	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.221	.397	.413	.468	.491	.487
Net realized and unrealized gain (loss)	(.905)	(1.094)	1.395	(1.119)	(.125)	.015
Total from investment operations	(.684)	(.697)	1.808	(.651)	.366	.502
Distributions from net investment income	(.196)	(.403)	(.398)	(.449)	(.480)	(.423)
Distributions from net realized gain	-	-	-	-	(.026)	-
Total distributions	(.196)	(.403)	(.398)	(.449)	(.506)	(.423)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$7.81	$8.69	$9.79	$8.38	$9.48	$9.62
Total Return C,D	(7.93)%	(7.40)%	21.89%	(7.21)%	4.03%	5.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.10% G	1.04%	1.04%	1.03%	1.01%	1.02%
Expenses net of fee waivers, if any	.93% G	.91%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.93% G	.91%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	5.35% G	4.15%	4.41%	5.02%	5.25%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$57,644	$72,441	$89,338	$73,039	$97,619	$125,192
Portfolio turnover rate H	19% G	45%	53%	54%	44%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global High Income Fund Class I

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$9.79	$8.38	$9.48	$9.62	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.220	.400	.411	.473	.491	.485
Net realized and unrealized gain (loss)	(.904)	(1.097)	1.397	(1.124)	(.125)	.017
Total from investment operations	(.684)	(.697)	1.808	(.651)	.366	.502
Distributions from net investment income	(.196)	(.403)	(.398)	(.449)	(.480)	(.423)
Distributions from net realized gain	-	-	-	-	(.026)	-
Total distributions	(.196)	(.403)	(.398)	(.449)	(.506)	(.423)
Redemption fees added to paid in capital A	-	-	-	-	-	.001
Net asset value, end of period	$7.81	$8.69	$9.79	$8.38	$9.48	$9.62
Total Return C,D	(7.93)%	(7.40)%	21.89%	(7.21)%	4.03%	5.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.14% G	1.05%	1.05%	1.03%	1.05%	1.03%
Expenses net of fee waivers, if any	.93% G	.91%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.93% G	.91%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	5.35% G	4.14%	4.42%	5.02%	5.25%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,724	$2,975	$7,844	$4,350	$7,352	$9,999
Portfolio turnover rate H	19% G	45%	53%	54%	44%	48%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$857,545	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8 - 8.1 / 4.0	Increase
			Discount rate	3.5%	Decrease
			Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.9	Increase
			Discount for lack of marketability	20.0%	Decrease
		Discounted cash flow	Discount rate	10.0% - 13.5% / 10.9%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$658,734	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.9	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
		Indicative market price	Evaluated bid	$0.13 - $20.00 / $14.97	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$1,026,937	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$99.5 - $100.00 / $99.97	Increase
		Discounted cash flow	Discount rate	10.6% - 14.3% / 12.7%	Decrease
		Indicative market price	Evaluated bid	$95.00	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,973,525
Gross unrealized depreciation	(18,412,195)
Net unrealized appreciation (depreciation)	$(16,438,670)
Tax cost	$87,599,802

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(832,705)
Long-term	(5,249,310)
Total capital loss carryforward	$(6,082,015)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global High Income Fund	7,003,686	20,702,497
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$11,449	$1,787
Class M	- %	.25%	3,333	-
Class C	.75%	.25%	9,696	368
			$24,478	$2,155

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$355
Class M	43
$398

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$8,172.18
Class M	3,384.25
Class C	2,431.25
Global High Income	50,839.15
Class I	2,825.19
	$67,651
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global High Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global High Income Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global High Income Fund	-	31,584	5,992
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global High Income Fund	$77
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global High Income Fund	$-	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2023. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$8,985
Class M	1.15%	3,592
Class C	1.90%	2,516
Global High Income	.90%	56,610
Class I	.90%	3,056
		$74,759

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $800.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Global High Income Fund
Distributions to shareholders
Class A	$206,423	$427,363
Class M	60,624	136,678
Class C	36,759	87,509
Global High Income	1,596,968	3,787,445
Class I	70,695	265,491
Total	$1,971,469	$4,704,486
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Global High Income Fund
Class A
Shares sold	48,212	994,468	$394,464	$9,310,968
Reinvestment of distributions	24,706	44,175	201,402	415,544
Shares redeemed	(883,645)	(135,230)	(7,460,198)	(1,259,170)
Net increase (decrease)	(810,727)	903,413	$(6,864,332)	$8,467,342
Class M
Shares sold	8,586	91,576	$70,819	$895,377
Reinvestment of distributions	7,357	14,136	59,621	134,232
Shares redeemed	(56,355)	(70,038)	(470,993)	(666,034)
Net increase (decrease)	(40,412)	35,674	$(340,553)	$363,575
Class C
Shares sold	4,852	18,127	$38,834	$174,518
Reinvestment of distributions	4,493	9,080	36,414	86,380
Shares redeemed	(40,870)	(100,614)	(336,967)	(966,704)
Net increase (decrease)	(31,525)	(73,407)	$(261,719)	$(705,806)
Global High Income
Shares sold	581,880	3,066,135	$4,828,675	$29,769,948
Reinvestment of distributions	154,669	326,573	1,253,041	3,111,366
Shares redeemed	(1,690,896)	(4,181,161)	(13,597,792)	(39,815,297)
Net increase (decrease)	(954,347)	(788,453)	$(7,516,076)	$(6,933,983)
Class I
Shares sold	68,291	209,270	$568,958	$2,024,964
Reinvestment of distributions	7,013	24,069	56,800	230,486
Shares redeemed	(68,814)	(692,191)	(561,032)	(6,522,363)
Net increase (decrease)	6,490	(458,852)	$64,726	$(4,266,913)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Global High Income Fund
Class A	1.17%
Actual		$ 1,000	$ 919.50	$ 5.66
Hypothetical- B		$ 1,000	$ 1,019.31	$ 5.96
Class M	1.18%
Actual		$ 1,000	$ 919.50	$ 5.71
Hypothetical- B		$ 1,000	$ 1,019.26	$ 6.01
Class C	1.93%
Actual		$ 1,000	$ 916.00	$ 9.32
Hypothetical- B		$ 1,000	$ 1,015.48	$ 9.80
Fidelity® Global High Income Fund	.93%
Actual		$ 1,000	$ 920.70	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.52	$ 4.74
Class I	.93%
Actual		$ 1,000	$ 920.70	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.52	$ 4.74

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in June 2019, October 2019, June 2020, and September 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended September 30,2021. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and also that the fund invests in an asset allocation strategy on top of its global allocation, and, as such, competitive rankings are less meaningful.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked above the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of the retail class was above the competitive median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.15%, 1.90%, 0.90%, and 0.90% through August 31, 2022.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.926252.111
GHI-SANN-1222
Fidelity Healthy Future Fund

Semi-Annual Report
October 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	9.9
Procter & Gamble Co.	7.5
Nestle SA (Reg. S)	6.3
Thermo Fisher Scientific, Inc.	4.9
Tesla, Inc.	4.5
NVIDIA Corp.	3.9
Enphase Energy, Inc.	2.3
Chipotle Mexican Grill, Inc.	2.0
Church & Dwight Co., Inc.	2.0
Ulta Beauty, Inc.	2.0
45.3

Market Sectors (% of Fund's net assets)

Health Care	35.3
Consumer Staples	24.2
Consumer Discretionary	16.6
Information Technology	9.2
Financials	4.2
Utilities	2.8
Industrials	2.0
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 17.2%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 16.6%
Automobiles - 4.5%
Tesla, Inc. (a)	528	120,141
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (a)	37	55,438
Planet Fitness, Inc. (a)	646	42,300
Sweetgreen, Inc. Class A	436	8,110
		105,848
Internet & Direct Marketing Retail - 1.1%
Uber Technologies, Inc. (a)	1,125	29,891
Multiline Retail - 1.2%
Dollar General Corp.	128	32,646
Specialty Retail - 4.3%
Dick's Sporting Goods, Inc.	208	23,662
Ulta Beauty, Inc. (a)	128	53,679
Warby Parker, Inc. (a)	2,358	37,846
		115,187
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	402	28,442
NIKE, Inc. Class B	76	7,044
On Holding AG (a)	428	7,529
		43,015
TOTAL CONSUMER DISCRETIONARY		446,728
CONSUMER STAPLES - 24.2%
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	58	29,087
U.S. Foods Holding Corp. (a)	500	14,880
		43,967
Food Products - 8.6%
Darling Ingredients, Inc. (a)	472	37,043
Freshpet, Inc. (a)	200	11,790
Nestle SA (Reg. S)	1,541	167,751
TreeHouse Foods, Inc. (a)	289	14,519
		231,103
Household Products - 11.4%
Church & Dwight Co., Inc.	727	53,893
Kimberly-Clark Corp.	410	51,029
Procter & Gamble Co.	1,495	201,332
		306,254
Personal Products - 2.6%
Estee Lauder Companies, Inc. Class A	108	21,653
L'Oreal SA	133	41,763
Olaplex Holdings, Inc.	1,510	6,644
		70,060
TOTAL CONSUMER STAPLES		651,384
FINANCIALS - 4.2%
Capital Markets - 1.1%
BlackRock, Inc. Class A	46	29,712
Insurance - 3.1%
AIA Group Ltd.	5,159	39,078
Marsh & McLennan Companies, Inc.	188	30,360
Trupanion, Inc. (a)	250	12,618
		82,056
TOTAL FINANCIALS		111,768
HEALTH CARE - 35.3%
Biotechnology - 3.4%
Argenx SE (a)	18	6,989
Regeneron Pharmaceuticals, Inc. (a)	58	43,428
Vertex Pharmaceuticals, Inc. (a)	130	40,560
		90,977
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	854	36,816
IDEXX Laboratories, Inc. (a)	1	360
		37,176
Health Care Providers & Services - 15.4%
agilon health, Inc. (a)	2,672	53,039
Guardant Health, Inc. (a)	164	8,118
LifeStance Health Group, Inc. (a)	4,960	37,448
Molina Healthcare, Inc. (a)	42	15,072
Oak Street Health, Inc. (a)	1,465	29,637
Surgery Partners, Inc. (a)	119	3,236
UnitedHealth Group, Inc.	479	265,913
		412,463
Life Sciences Tools & Services - 8.5%
Danaher Corp.	193	48,572
Lonza Group AG	96	49,419
Thermo Fisher Scientific, Inc.	254	130,548
		228,539
Pharmaceuticals - 6.6%
Dechra Pharmaceuticals PLC	737	22,144
Eli Lilly & Co.	112	40,554
Roche Holding AG (participation certificate)	146	48,443
UCB SA	436	32,885
Zoetis, Inc. Class A	226	34,076
		178,102
TOTAL HEALTH CARE		947,257
INDUSTRIALS - 2.0%
Electrical Equipment - 2.0%
Sensata Technologies, Inc. PLC	789	31,726
Sunrun, Inc. (a)	1,036	23,320
		55,046
INFORMATION TECHNOLOGY - 9.2%
Semiconductors & Semiconductor Equipment - 7.1%
Enphase Energy, Inc. (a)	205	62,935
NVIDIA Corp.	780	105,277
SolarEdge Technologies, Inc. (a)	101	23,233
		191,445
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	302	46,309
Samsung Electronics Co. Ltd. GDR (Reg. S)	9	9,302
		55,611
TOTAL INFORMATION TECHNOLOGY		247,056
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Welltower Op	242	14,772
UTILITIES - 2.8%
Electric Utilities - 1.7%
NextEra Energy, Inc.	580	44,950
Water Utilities - 1.1%
American Water Works Co., Inc.	204	29,649
TOTAL UTILITIES		74,599
TOTAL COMMON STOCKS (Cost $2,640,350)		2,548,610

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $35,020)	35,013	35,020

TOTAL INVESTMENT IN SECURITIES - 96.2% (Cost $2,675,370)	2,583,630
NET OTHER ASSETS (LIABILITIES) - 3.8%	103,129
NET ASSETS - 100.0%	2,686,759

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	-	2,191,119	2,156,099	620	-	-	35,020	0.0%
Total	-	2,191,119	2,156,099	620	-	-	35,020

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	446,728	446,728	-	-
Consumer Staples	651,384	441,870	209,514	-
Financials	111,768	72,690	39,078	-
Health Care	947,257	842,406	104,851	-
Industrials	55,046	55,046	-	-
Information Technology	247,056	247,056	-	-
Real Estate	14,772	14,772	-	-
Utilities	74,599	74,599	-	-

Money Market Funds	35,020	35,020	-	-
Total Investments in Securities:	2,583,630	2,230,187	353,443	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,640,350)	$2,548,610
Fidelity Central Funds (cost $35,020)	35,020

Total Investment in Securities (cost $2,675,370)		$2,583,630
Cash		9,484
Foreign currency held at value (cost $7)		7
Receivable for investments sold		40,832
Receivable for fund shares sold		4,591
Dividends receivable		1,833
Distributions receivable from Fidelity Central Funds		159
Prepaid expenses		60,464
Receivable from investment adviser for expense reductions		13,678
Total assets		2,714,678
Liabilities
Payable for investments purchased	$10,715
Payable for fund shares redeemed	150
Accrued management fee	1,427
Distribution and service plan fees payable	148
Other affiliated payables	549
Audit fee payable	13,075
Custody fee payable	1,855
Total Liabilities		27,919
Net Assets		$2,686,759
Net Assets consist of:
Paid in capital		$2,835,080
Total accumulated earnings (loss)		(148,321)
Net Assets		$2,686,759

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($151,152 ÷ 15,977 shares) (a)		$9.46
Maximum offering price per share (100/94.25 of $9.46)		$10.04
Class M :
Net Asset Value and redemption price per share ($95,685 ÷ 10,126 shares) (a)		$9.45
Maximum offering price per share (100/96.50 of $9.45)		$9.79
Class C :
Net Asset Value and offering price per share ($99,880 ÷ 10,593 shares) (a)		$9.43
Fidelity Healthy Future Fund :
Net Asset Value , offering price and redemption price per share ($2,148,436 ÷ 226,835 shares)		$9.47
Class I :
Net Asset Value , offering price and redemption price per share ($96,146 ÷ 10,152 shares)		$9.47
Class Z :
Net Asset Value , offering price and redemption price per share ($95,460 ÷ 10,073 shares)		$9.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 24, 2022 (commencement of operations) through October 31, 2022 (Unaudited)
Investment Income
Dividends		$7,200
Income from Fidelity Central Funds		620
Total Income		7,820
Expenses
Management fee	$5,882
Transfer agent fees	2,044
Distribution and service plan fees	775
Accounting fees and expenses	308
Custodian fees and expenses	2,946
Independent trustees' fees and expenses	2
Registration fees	57,390
Audit	14,080
Miscellaneous	134
Total expenses before reductions	83,561
Expense reductions	(73,746)
Total expenses after reductions		9,815
Net Investment income (loss)		(1,995)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(54,503)
Foreign currency transactions	(107)
Total net realized gain (loss)		(54,610)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(91,740)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		(91,716)
Net gain (loss)		(146,326)
Net increase (decrease) in net assets resulting from operations		$(148,321)
Statement of Changes in Net Assets

For the period May 24, 2022 (commencement of operations) through October 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,995)
Net realized gain (loss)	(54,610)
Change in net unrealized appreciation (depreciation)	(91,716)
Net increase (decrease) in net assets resulting from operations	(148,321)
Share transactions - net increase (decrease)	2,835,080
Total increase (decrease) in net assets	2,686,759

Net Assets
Beginning of period	-
End of period	$2,686,759

Financial Highlights
Fidelity Advisor Healthy Future Fund Class A

Six months ended (Unaudited) October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.54)
Net asset value, end of period	$9.46
Total Return D,E,F	(5.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	10.15% I
Expenses net of fee waivers, if any	1.30% I
Expenses net of all reductions	1.29% I
Net investment income (loss)	(.40)% I
Supplemental Data
Net assets, end of period (000 omitted)	$151
Portfolio turnover rate J	25% K

A For the period May 24, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor Healthy Future Fund Class M

Six months ended (Unaudited) October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.55)
Net asset value, end of period	$9.45
Total Return D,E,F	(5.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	10.63% I
Expenses net of fee waivers, if any	1.55% I
Expenses net of all reductions	1.55% I
Net investment income (loss)	(.65)% I
Supplemental Data
Net assets, end of period (000 omitted)	$96
Portfolio turnover rate J	25% K

A For the period May 24, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor Healthy Future Fund Class C

Six months ended (Unaudited) October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.57)
Net asset value, end of period	$9.43
Total Return D,E,F	(5.70)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	11.09% I
Expenses net of fee waivers, if any	2.05% I
Expenses net of all reductions	2.04% I
Net investment income (loss)	(1.15)% I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate J	25% K

A For the period May 24, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Healthy Future Fund

Six months ended (Unaudited) October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.53)
Net asset value, end of period	$9.47
Total Return D,E	(5.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	9.30% H
Expenses net of fee waivers, if any	1.05% H
Expenses net of all reductions	1.04% H
Net investment income (loss)	(.15)% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,148
Portfolio turnover rate I	25% J

A For the period May 24, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor Healthy Future Fund Class I

Six months ended (Unaudited) October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.53)
Net asset value, end of period	$9.47
Total Return D,E	(5.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	10.14% H
Expenses net of fee waivers, if any	1.05% H
Expenses net of all reductions	1.04% H
Net investment income (loss)	(.15)% H
Supplemental Data
Net assets, end of period (000 omitted)	$96
Portfolio turnover rate I	25% J

A For the period May 24, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor Healthy Future Fund Class Z

Six months ended (Unaudited) October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.52)
Net asset value, end of period	$9.48
Total Return E,F	(5.20)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	10.05% I
Expenses net of fee waivers, if any	.90% I
Expenses net of all reductions	.90% I
Net investment income (loss)	-% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$95
Portfolio turnover rate K	25% L

A For the period May 24, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Healthy Future Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Healthy Future Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,368
Gross unrealized depreciation	(197,816)
Net unrealized appreciation (depreciation)	$(99,448)
Tax cost	$2,683,078

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Healthy Future Fund	3,163,640	468,730

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$122	$115
Class M	.25%	.25%	216	216
Class C	.75%	.25%	437	437
			$775	$768

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$84.17
Class M	50.12
Class C	53.12
Fidelity Healthy Future Fund	1,778.27
Class I	61.14
Class Z	18.04
	$2,044

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Healthy Future Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Healthy Future Fund	$19

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Healthy Future Fund	67,401	32,186	(1,470)

6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2023. Some expenses, for example   the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$4,311
Class M	1.55%	3,911
Class C	2.05%	3,956
Fidelity Healthy Future Fund	1.05%	53,630
Class I	1.05%	3,948
Class Z	.90%	3,953
		$73,709

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22.

7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended October 31, 2022 A	Six months ended October 31, 2022 A
Fidelity Healthy Future Fund
Class A
Shares sold	17,219	$170,185
Shares redeemed	(1,242)	(12,793)
Net increase (decrease)	15,977	$157,392
Class M
Shares sold	10,126	$101,200
Net increase (decrease)	10,126	$101,200
Class C
Shares sold	10,593	$106,102
Net increase (decrease)	10,593	$106,102
Fidelity Healthy Future Fund
Shares sold	241,634	$2,411,524
Shares redeemed	(14,799)	(143,338)
Net increase (decrease)	226,835	$2,268,186
Class I
Shares sold	10,152	$101,500
Net increase (decrease)	10,152	$101,500
Class Z
Shares sold	10,073	$100,700
Net increase (decrease)	10,073	$100,700
A   For the period May 24, 2022 (commencement of operations) through October 31, 2022.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Healthy Future Fund	35%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 24, 2022 to October 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value October 31, 2022	Expenses Paid During Period
Fidelity Healthy Future Fund
Class A	1.30%
Actual		$ 1,000	$ 946.00	$ 5.58 C
Hypothetical- B		$ 1,000	$ 1,018.65	$ 6.61 D
Class M	1.55%
Actual		$ 1,000	$ 945.00	$ 6.65 C
Hypothetical- B		$ 1,000	$ 1,017.39	$ 7.88 D
Class C	2.05%
Actual		$ 1,000	$ 943.00	$ 8.78 C
Hypothetical- B		$ 1,000	$ 1,014.87	$ 10.41 D
Fidelity Healthy Future Fund	1.05%
Actual		$ 1,000	$ 947.00	$ 4.51 C
Hypothetical- B		$ 1,000	$ 1,019.91	$ 5.35 D
Class I	1.05%
Actual		$ 1,000	$ 947.00	$ 4.51 C
Hypothetical- B		$ 1,000	$ 1,019.91	$ 5.35 D
Class Z	.90%
Actual		$ 1,000	$ 948.00	$ 3.87 C
Hypothetical- B		$ 1,000	$ 1,020.67	$ 4.58 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 161 / 365 (to reflect the period May 24, 2022 to October 31, 2022).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Healthy Future Fund
At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance . The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the retail class and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the projected total expense ratio for each other class of the fund was above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily as the result of low estimated asset levels.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed a certain limit through August 31, 2023.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability . The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale . The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9904958.100
HWF-SANN-1222
Fidelity® Capital & Income Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
CCO Holdings LLC/CCO Holdings Capital Corp.	2.9
TransDigm, Inc.	2.4
Bank of America Corp.	1.9
Tenet Healthcare Corp.	1.6
Ally Financial, Inc.	1.6
JPMorgan Chase & Co.	1.6
Altice France SA	1.5
Caesars Entertainment, Inc.	1.4
Citigroup, Inc.	1.3
Occidental Petroleum	1.2
17.4

Market Sectors (% of Fund's net assets)

Energy	12.8
Banks & Thrifts	10.2
Technology	7.2
Telecommunications	6.3
Healthcare	5.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 12.5%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 67.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.4%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (b)	3,932	3,814
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,495	14,790
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	4,306	25,524
		40,314
TOTAL CONVERTIBLE BONDS		44,128
Nonconvertible Bonds - 67.3%
Aerospace - 3.5%
ATI, Inc.:
4.875% 10/1/29	6,080	5,112
5.125% 10/1/31	5,395	4,448
Bombardier, Inc.:
6% 2/15/28 (d)	6,075	5,406
7.125% 6/15/26 (d)	12,110	11,464
7.5% 3/15/25 (d)	12,259	12,049
7.875% 4/15/27 (d)	26,370	25,044
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	11,215	9,811
Moog, Inc. 4.25% 12/15/27 (d)	3,455	3,092
Rolls-Royce PLC 5.75% 10/15/27 (d)	10,870	9,837
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	15,000	14,573
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	34,868
TransDigm, Inc.:
4.625% 1/15/29	38,080	32,426
4.875% 5/1/29	25,000	21,381
5.5% 11/15/27	124,228	112,426
6.25% 3/15/26 (d)	17,925	17,681
6.375% 6/15/26	61,985	59,816
7.5% 3/15/27	18,012	17,749
		397,183
Air Transportation - 1.8%
Air Canada 3.875% 8/15/26 (d)	9,105	8,056
Allegiant Travel Co. 7.25% 8/15/27 (d)	8,870	8,338
Delta Air Lines, Inc. 7% 5/1/25 (d)	2,708	2,745
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	48,285	47,051
4.75% 10/20/28 (d)	39,880	37,065
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	22,205	20,443
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	32,804	32,430
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	7,779	7,902
United Airlines, Inc.:
4.375% 4/15/26 (d)	30,025	27,403
4.625% 4/15/29 (d)	18,025	15,417
		206,850
Automotive - 0.2%
Ford Motor Co. 6.1% 8/19/32	11,825	10,856
Ford Motor Credit Co. LLC 3.625% 6/17/31	15,745	12,244
		23,100
Automotive & Auto Parts - 1.6%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	7,960	7,423
Arko Corp. 5.125% 11/15/29 (d)	9,105	7,209
Dana, Inc.:
4.25% 9/1/30	8,870	7,105
4.5% 2/15/32	9,135	6,984
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(d)(e)(f)	1,760	0
11% 10/31/24 pay-in-kind (b)(d)(e)(f)	891	401
Ford Motor Co. 3.25% 2/12/32	29,640	22,197
Ford Motor Credit Co. LLC:
3.375% 11/13/25	19,245	17,459
4% 11/13/30	42,253	34,173
5.113% 5/3/29	10,330	9,235
LCM Investments Holdings 4.875% 5/1/29 (d)	24,415	20,595
McLaren Finance PLC 7.5% 8/1/26 (d)	8,290	6,570
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	14,525	12,732
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	5,530	3,703
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(g)	30,350	28,833
		184,619
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
8% 11/1/31	20,638	20,822
8% 11/1/31	151,039	154,907
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	27,225	24,162
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	8,740	7,725
		207,616
Broadcasting - 1.5%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	12,070	9,488
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	46,565	9,313
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	18,765	15,059
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	8,990	6,823
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	22,300	19,570
5.625% 7/15/27 (d)	23,735	22,418
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	2,820	2,329
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	9,100	8,132
3.875% 9/1/31 (d)	12,130	9,704
4% 7/15/28 (d)	23,630	20,314
5% 8/1/27 (d)	14,525	13,363
Townsquare Media, Inc. 6.875% 2/1/26 (d)	5,645	5,330
Univision Communications, Inc.:
4.5% 5/1/29 (d)	12,060	10,153
7.375% 6/30/30 (d)	17,095	16,539
		168,535
Building Materials - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	2,325	2,156
6.375% 6/15/30 (d)	6,050	5,847
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	6,555	5,932
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	5,480	3,946
James Hardie International Finance Ltd. 5% 1/15/28 (d)	4,136	3,740
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	4,125	3,182
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)	9,050	7,664
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	11,605	10,190
6.125% 7/1/29 (d)	4,870	3,960
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	10,525	9,612
		56,229
Cable/Satellite TV - 4.5%
Block Communications, Inc. 4.875% 3/1/28 (d)	7,830	6,805
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	16,515	13,047
4.5% 8/15/30 (d)	21,660	17,578
4.5% 5/1/32	46,575	36,794
4.75% 3/1/30 (d)	63,365	53,252
4.75% 2/1/32 (d)	26,255	21,005
5% 2/1/28 (d)	91,490	82,798
5.125% 5/1/27 (d)	69,885	64,747
5.375% 6/1/29 (d)	18,080	16,152
5.5% 5/1/26 (d)	8,759	8,431
6.375% 9/1/29 (d)	11,825	10,897
CSC Holdings LLC:
3.375% 2/15/31 (d)	14,140	10,252
4.5% 11/15/31 (d)	30,110	23,419
5.375% 2/1/28 (d)	23,655	21,822
6.5% 2/1/29 (d)	24,795	23,369
DISH DBS Corp.:
5.25% 12/1/26 (d)	15,220	13,222
5.75% 12/1/28 (d)	15,220	12,271
Dolya Holdco 18 DAC 5% 7/15/28 (d)	6,600	5,619
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	8,350	7,056
6.5% 9/15/28 (d)	22,260	14,024
VZ Secured Financing BV 5% 1/15/32 (d)	24,310	19,509
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	6,000	4,755
6% 1/15/27 (d)	11,435	10,291
Ziggo BV 4.875% 1/15/30 (d)	7,990	6,752
		503,867
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	7,895	6,750
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)	3,245	3,249
		9,999
Chemicals - 1.6%
Cheever Escrow Issuer LLC 7.125% 10/1/27 (d)	5,915	5,430
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	24,600	23,142
Gpd Companies, Inc. 10.125% 4/1/26 (d)	14,980	13,393
Ingevity Corp. 3.875% 11/1/28 (d)	11,105	9,374
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	3,835	3,476
LSB Industries, Inc. 6.25% 10/15/28 (d)	21,105	19,161
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	12,145	9,859
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	7,820	6,788
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	14,015	11,142
The Chemours Co. LLC:
5.375% 5/15/27	32,330	28,949
5.75% 11/15/28 (d)	16,765	14,242
Tronox, Inc. 4.625% 3/15/29 (d)	13,295	10,268
Valvoline, Inc. 4.25% 2/15/30 (d)	8,315	8,003
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	28,310	21,883
		185,110
Consumer Products - 0.9%
Angi Group LLC 3.875% 8/15/28 (d)	5,530	4,051
Diamond BC BV 4.625% 10/1/29 (d)	7,285	5,352
Foundation Building Materials, Inc. 6% 3/1/29 (d)	5,845	4,038
Gannett Holdings LLC 6% 11/1/26 (d)	8,785	6,571
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	8,760	7,607
Millennium Escrow Corp. 6.625% 8/1/26 (d)	12,120	8,726
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	10,160	9,275
7.75% 2/15/29 (d)	8,880	8,338
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	8,380	6,180
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	15,965	11,987
4% 4/15/29 (d)	15,925	12,806
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	9,151
TKC Holdings, Inc. 6.875% 5/15/28 (d)	13,375	11,101
		105,183
Containers - 0.5%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	4,897
7.5% 12/15/96	12,871	12,785
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	6,000	4,918
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	7,880	6,775
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	4,230	3,147
LABL, Inc. 5.875% 11/1/28 (d)	14,730	12,795
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	6,930	6,361
		51,678
Diversified Financial Services - 2.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	15,505	12,444
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	6,915	6,137
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	9,110	5,954
3.625% 10/1/31 (d)	9,110	5,394
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	6,090	4,439
5.25% 4/15/29 (d)	17,730	15,248
Hightower Holding LLC 6.75% 4/15/29 (d)	5,945	4,840
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	9,321
5.25% 5/15/27	41,665	38,384
6.25% 5/15/26	24,085	23,182
6.375% 12/15/25	28,275	27,448
LPL Holdings, Inc. 4% 3/15/29 (d)	17,730	15,475
MSCI, Inc.:
3.25% 8/15/33 (d)	9,110	7,042
4% 11/15/29 (d)	6,385	5,544
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)	6,919	165
5.25% 12/27/33 pay-in-kind (d)	3,388	68
OneMain Finance Corp.:
4% 9/15/30	5,610	4,236
5.375% 11/15/29	9,400	7,708
6.625% 1/15/28	7,305	6,636
6.875% 3/15/25	19,480	18,896
7.125% 3/15/26	38,380	37,037
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	3,750	3,457
		259,055
Diversified Media - 0.3%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	40,645	34,447
Energy - 8.8%
Altus Midstream LP 5.875% 6/15/30 (d)	9,060	8,500
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	9,060	8,265
5.75% 1/15/28 (d)	17,645	16,624
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	7,820	6,627
CGG SA 8.75% 4/1/27 (d)	11,985	10,597
Cheniere Energy Partners LP:
3.25% 1/31/32	9,110	7,089
4% 3/1/31	31,040	26,169
Cheniere Energy, Inc. 4.625% 10/15/28	22,300	20,572
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)	5,840	5,518
6.75% 4/15/29 (d)	8,995	8,810
7% 10/1/24 (b)(e)	6,915	0
8% 1/15/25 (b)(e)	3,385	0
8% 6/15/27 (b)(e)	2,132	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	27,185	27,210
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	8,760	8,627
7% 6/15/25 (d)	22,045	21,707
CNX Midstream Partners LP 4.75% 4/15/30 (d)	6,435	5,293
CNX Resources Corp.:
6% 1/15/29 (d)	5,345	4,990
7.375% 1/15/31 (d)	5,930	5,887
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	8,645	8,018
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	32,085	28,954
6.75% 3/1/29 (d)	20,060	19,207
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	18,015	16,944
5.75% 4/1/25	4,790	4,670
6% 2/1/29 (d)	25,785	24,112
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	5,055	4,592
CVR Energy, Inc.:
5.25% 2/15/25 (d)	16,990	16,371
5.75% 2/15/28 (d)	22,655	20,503
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)	18,335	17,740
Delek Logistics Partners LP 7.125% 6/1/28 (d)	17,655	15,809
DT Midstream, Inc.:
4.125% 6/15/29 (d)	9,070	7,841
4.375% 6/15/31 (d)	9,070	7,641
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	21,251	20,655
Energy Transfer LP 5.5% 6/1/27	16,735	16,145
EnLink Midstream LLC 6.5% 9/1/30 (d)	11,825	11,618
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	9,875	8,445
5.125% 6/15/28 (d)	11,235	10,336
5.5% 10/15/30 (d)	6,060	5,467
5.625% 2/15/26 (d)	15,535	15,236
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	12,280	11,543
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)	7,615	6,882
6.375% 4/15/27 (d)	6,050	5,823
MEG Energy Corp. 7.125% 2/1/27 (d)	11,335	11,534
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(d)(e)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	11,260	10,866
7.5% 1/15/28 (d)	9,715	9,011
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	23,915	23,198
6.75% 9/15/25 (d)	15,106	14,830
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	11,090	10,032
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	6,245	5,448
NuStar Logistics LP 6% 6/1/26	12,025	11,659
Occidental Petroleum Corp.:
3.5% 8/15/29	14,690	13,331
5.875% 9/1/25	11,055	11,138
6.125% 1/1/31	23,465	23,527
6.2% 3/15/40	5,785	5,565
6.375% 9/1/28	18,145	18,415
6.45% 9/15/36	19,110	18,957
6.6% 3/15/46	11,465	11,285
6.625% 9/1/30	22,115	23,001
7.2% 3/15/29	3,964	4,063
7.5% 5/1/31	1,100	1,183
8.875% 7/15/30	12,405	14,080
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	25,018
7.25% 6/15/25	22,875	22,632
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,459
PDC Energy, Inc. 6.125% 9/15/24	1,777	1,759
SM Energy Co.:
5.625% 6/1/25	6,330	6,149
6.625% 1/15/27	21,320	20,894
6.75% 9/15/26	4,550	4,482
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	24,119
8% 3/1/32	12,475	13,236
Southwestern Energy Co.:
5.375% 3/15/30	12,145	11,234
5.7% 1/23/25 (h)	244	241
7.75% 10/1/27	12,945	13,316
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	12,070	10,146
Summit Midstream Holdings LLC:
5.75% 4/15/25	5,390	4,514
8.5% (d)(i)	9,110	8,746
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	8,735
4.5% 4/30/30	12,185	10,362
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)	9,110	8,109
7.5% 10/1/25 (d)	8,350	8,433
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	9,141
Teine Energy Ltd. 6.875% 4/15/29 (d)	8,990	8,019
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	5,643
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	7,585	6,504
4.125% 8/15/31 (d)	7,585	6,466
		984,517
Environmental - 0.6%
Covanta Holding Corp.:
4.875% 12/1/29 (d)	18,165	15,467
5% 9/1/30	11,060	9,211
Darling Ingredients, Inc. 6% 6/15/30 (d)	13,885	13,364
GFL Environmental, Inc.:
4% 8/1/28 (d)	9,105	7,879
4.75% 6/15/29 (d)	12,095	10,542
Madison IAQ LLC:
4.125% 6/30/28 (d)	11,390	9,425
5.875% 6/30/29 (d)	9,085	6,223
		72,111
Food & Drug Retail - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	36,160	29,922
4.625% 1/15/27 (d)	25,300	23,446
4.875% 2/15/30 (d)	44,700	39,671
BellRing Brands, Inc. 7% 3/15/30 (d)	14,740	13,919
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (d)	5,300	4,416
4.75% 9/15/29	6,860	6,174
5.625% 5/1/27	6,030	5,787
Parkland Corp.:
4.5% 10/1/29 (d)	8,995	7,574
4.625% 5/1/30 (d)	12,175	10,127
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	11,130	10,286
		151,322
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (d)	8,615	6,369
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	6,285	5,459
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	20,180	18,395
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	7,777	7,738
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	12,150	10,607
4.375% 1/31/32 (d)	6,075	5,217
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	8,495	7,197
5.5% 10/15/27 (d)	8,855	8,370
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)	21,020	17,506
Post Holdings, Inc.:
4.5% 9/15/31 (d)	47,500	39,292
4.625% 4/15/30 (d)	15,630	13,189
5.5% 12/15/29 (d)	21,040	18,934
Simmons Foods, Inc. 4.625% 3/1/29 (d)	8,340	6,959
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,118
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	6,360	4,817
U.S. Foods, Inc. 4.625% 6/1/30 (d)	7,520	6,524
United Natural Foods, Inc. 6.75% 10/15/28 (d)	7,750	7,485
		187,176
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,295	3,585
Boyd Gaming Corp. 4.75% 6/15/31 (d)	15,120	12,772
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	18,245	14,596
6.25% 7/1/25 (d)	41,240	40,239
8.125% 7/1/27 (d)	54,990	53,478
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	13,750	13,431
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	6,040	5,451
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	25,865	22,495
6.75% 1/15/30 (d)	34,295	26,922
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	8,585	7,569
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (d)	8,910	5,656
5.75% 7/21/28 (d)	4,420	2,542
MGM Resorts International 4.75% 10/15/28	11,125	9,646
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	19,045	20,450
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	31,840	23,562
5.875% 9/1/31 (d)	24,325	17,237
Station Casinos LLC 4.625% 12/1/31 (d)	9,135	7,258
Studio City Finance Ltd. 5% 1/15/29 (d)	5,700	2,363
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)	11,195	9,427
4.25% 12/1/26 (d)	21,450	19,538
4.625% 12/1/29 (d)	12,240	10,643
		328,860
Healthcare - 4.7%
180 Medical, Inc. 3.875% 10/15/29 (d)	6,495	5,488
Avantor Funding, Inc. 3.875% 11/1/29 (d)	6,075	5,126
Cano Health, Inc. 6.25% 10/1/28 (d)	4,050	3,252
Catalent Pharma Solutions:
3.5% 4/1/30 (d)	6,070	4,902
5% 7/15/27 (d)	3,765	3,540
Centene Corp. 4.25% 12/15/27	11,560	10,664
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	10,515	9,095
4% 3/15/31 (d)	12,085	10,166
4.25% 5/1/28 (d)	3,400	3,093
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	21,790	14,598
5.25% 5/15/30 (d)	18,245	12,635
5.625% 3/15/27 (d)	7,180	5,722
6% 1/15/29 (d)	8,490	6,302
6.125% 4/1/30 (d)	21,795	8,936
8% 3/15/26 (d)	61,410	52,966
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	4,180	3,022
4.625% 6/1/30 (d)	31,515	24,570
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	6,075	4,746
HealthEquity, Inc. 4.5% 10/1/29 (d)	6,410	5,601
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)	12,050	11,598
IQVIA, Inc. 5% 5/15/27 (d)	12,070	11,501
Jazz Securities DAC 4.375% 1/15/29 (d)	12,305	10,921
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	7,010	5,966
Modivcare, Inc. 5.875% 11/15/25 (d)	8,105	7,699
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	10,465	8,893
3.875% 5/15/32 (d)	12,160	10,141
4.375% 6/15/28 (d)	7,525	6,749
Option Care Health, Inc. 4.375% 10/31/29 (d)	6,680	5,769
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	21,010	18,506
5.125% 4/30/31 (d)	18,260	15,508
Owens & Minor, Inc. 4.5% 3/31/29 (d)	8,310	6,435
Radiology Partners, Inc. 9.25% 2/1/28 (d)	20,865	11,038
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	10,405	7,780
Syneos Health, Inc. 3.625% 1/15/29 (d)	8,395	6,953
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	17,640	14,862
4.375% 1/15/30 (d)	43,755	36,710
4.625% 7/15/24	2,495	2,433
4.625% 9/1/24 (d)	12,045	11,627
4.875% 1/1/26 (d)	30,115	28,459
5.125% 11/1/27 (d)	18,070	16,647
6.125% 10/1/28 (d)	11,010	9,529
6.125% 6/15/30 (d)	24,015	22,169
6.25% 2/1/27 (d)	35,815	34,179
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,370
5.125% 5/9/29	6,085	5,222
		527,088
Homebuilders/Real Estate - 2.2%
Arcosa, Inc. 4.375% 4/15/29 (d)	8,410	7,251
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	8,940	6,634
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	7,775	5,978
Century Communities, Inc. 3.875% 8/15/29 (d)	9,110	7,174
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	10,555	10,037
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	7,697
4.625% 8/1/29	18,080	14,324
5% 10/15/27	38,043	32,576
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	36,785	26,150
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	12,170	8,439
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)	8,020	6,538
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	10,725	8,898
5.625% 3/1/24 (d)	1,312	1,284
5.875% 6/15/27 (d)	9,260	8,684
TopBuild Corp. 3.625% 3/15/29 (d)	5,910	4,696
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	15,852
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	12,459
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	31,410	25,676
6.5% 2/15/29 (d)	39,880	28,614
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	5,045	4,064
		243,025
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)	17,635	17,857
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	5,595	4,766
4% 5/1/31 (d)	8,395	7,018
4.875% 1/15/30	6,900	6,184
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,013
		43,838
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	9,105	7,548
7% 11/15/25 (d)	34,880	32,784
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	11,125	10,014
5.875% 11/1/29 (d)	9,115	7,680
6.75% 10/15/27 (d)	16,680	15,221
AmWINS Group, Inc. 4.875% 6/30/29 (d)	8,805	7,527
AssuredPartners, Inc.:
5.625% 1/15/29 (d)	6,550	5,387
7% 8/15/25 (d)	4,865	4,662
HUB International Ltd.:
5.625% 12/1/29 (d)	13,275	11,383
7% 5/1/26 (d)	11,770	11,623
MGIC Investment Corp. 5.25% 8/15/28	7,710	6,995
		120,824
Leisure - 1.8%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	6,360	5,565
Carnival Corp.:
4% 8/1/28 (d)	29,990	24,162
7.625% 3/1/26 (d)	19,665	14,787
9.875% 8/1/27 (d)	16,600	15,480
10.5% 2/1/26 (d)	11,990	11,750
Merlin Entertainments PLC 5.75% 6/15/26 (d)	7,725	7,183
NCL Corp. Ltd. 5.875% 2/15/27 (d)	12,100	10,814
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	9,125	7,093
8.25% 1/15/29 (d)	14,800	14,752
9.25% 1/15/29 (d)	14,800	15,009
11.5% 6/1/25 (d)	23,674	25,450
11.625% 8/15/27 (d)	11,825	11,496
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	12,145	10,446
Vail Resorts, Inc. 6.25% 5/15/25 (d)	6,250	6,219
Viking Cruises Ltd. 13% 5/15/25 (d)	9,250	9,944
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	4,965	3,870
Voc Escrow Ltd. 5% 2/15/28 (d)	10,755	8,854
		202,874
Metals/Mining - 2.0%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)	15,485	13,113
6.125% 5/15/28 (d)	3,565	3,373
Arconic Corp.:
6% 5/15/25 (d)	6,630	6,565
6.125% 2/15/28 (d)	16,695	15,650
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	23,720	20,424
4.875% 3/1/31 (d)	11,440	9,662
5.875% 6/1/27	18,030	16,768
Eldorado Gold Corp. 6.25% 9/1/29 (d)	13,719	11,097
ERO Copper Corp. 6.5% 2/15/30 (d)	9,085	6,655
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	10,955	10,687
6.875% 3/1/26 (d)	28,325	26,510
7.5% 4/1/25 (d)	20,585	19,823
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	8,990	7,099
4.5% 9/15/27 (d)	9,015	8,070
5.125% 5/15/24 (d)	9,780	9,538
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	7,020	6,158
Mineral Resources Ltd.:
8% 11/1/27 (d)	6,040	5,942
8.125% 5/1/27 (d)	18,015	17,925
8.5% 5/1/30 (d)	4,475	4,404
Murray Energy Corp.:
11.25% 12/31/49 (b)(d)(e)	8,915	0
12% 4/15/24 pay-in-kind (b)(d)(e)(f)	10,343	0
		219,463
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	5,915	4,850
4% 9/1/29 (d)	11,830	8,974
6% 6/15/27 (d)	6,045	5,801
Cascades, Inc.:
5.125% 1/15/26 (d)	5,600	5,029
5.375% 1/15/28 (d)	5,600	4,789
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	7,185	6,821
8.75% 4/15/30 (d)	28,015	24,618
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	11,230	10,783
Glatfelter Corp. 4.75% 11/15/29 (d)	9,105	5,861
Mercer International, Inc. 5.125% 2/1/29	15,060	12,368
		89,894
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	15,860	15,114
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	9,095	7,391
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	12,115	10,648
4% 10/15/30 (d)	39,005	31,838
4.375% 1/15/28 (d)	10,600	9,298
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	5,565	4,734
Garden SpinCo Corp. 8.625% 7/20/30 (d)	5,205	5,354
Papa John's International, Inc. 3.875% 9/15/29 (d)	5,560	4,517
Yum! Brands, Inc. 4.625% 1/31/32	11,975	10,239
		76,628
Services - 3.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	9,010	8,222
AECOM 5.125% 3/15/27	11,885	11,252
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	17,735	12,313
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	21,690	18,144
4.625% 6/1/28 (d)	14,365	11,746
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	10,240	9,022
4% 7/1/29 (d)	5,920	5,175
CoreCivic, Inc. 8.25% 4/15/26	32,260	32,732
Fair Isaac Corp. 4% 6/15/28 (d)	2,910	2,633
Gartner, Inc.:
3.625% 6/15/29 (d)	8,610	7,319
3.75% 10/1/30 (d)	11,495	9,656
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	8,765	8,223
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	16,800	14,195
Hertz Corp.:
4.625% 12/1/26 (d)	5,180	4,416
5% 12/1/29 (d)	10,055	7,965
5.5% 10/15/24 (b)(d)(e)	10,890	245
6% 1/15/28 (b)(d)(e)	10,285	604
6.25% 12/31/49 (b)(e)	11,875	15
7.125% 8/1/26 (b)(d)(e)	10,285	411
IAA, Inc. 5.5% 6/15/27 (d)	4,680	4,380
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	22,025	17,840
4.875% 9/15/29 (d)	24,110	20,729
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	10,355	9,971
Service Corp. International 4% 5/15/31	12,070	10,021
Sotheby's 7.375% 10/15/27 (d)	4,960	4,799
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	9,045	7,559
The Brink's Co. 4.625% 10/15/27 (d)	12,180	11,262
The GEO Group, Inc.:
9.5% 12/31/28 (d)	9,655	8,883
10.5% 6/30/28	24,580	24,580
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,865	7,347
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	27,335	23,432
6.25% 1/15/28 (d)	9,175	8,716
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	9,760	9,101
		332,908
Steel - 0.2%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	0
Commercial Metals Co. 3.875% 2/15/31	6,135	4,969
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	10,980	10,184
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	4,375	3,839
		18,992
Super Retail - 1.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,064
4.625% 11/15/29 (d)	10,005	8,229
4.75% 3/1/30	3,523	2,886
5% 2/15/32 (d)	10,800	8,708
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	5,555	4,970
6.75% 7/1/36	12,766	10,548
7.5% 6/15/29	8,335	7,881
Carvana Co. 4.875% 9/1/29 (d)	21,255	9,405
EG Global Finance PLC 8.5% 10/30/25 (d)	16,085	14,858
Lithia Motors, Inc. 3.875% 6/1/29 (d)	13,230	10,659
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	6,235	5,235
6.125% 3/15/32 (d)	6,015	4,998
Michaels Companies, Inc. 5.25% 5/1/28 (d)	14,150	10,048
Nordstrom, Inc.:
4.25% 8/1/31	25,145	18,255
4.375% 4/1/30	3,790	2,909
5% 1/15/44	1,785	1,129
6.95% 3/15/28	550	511
		124,293
Technology - 3.6%
Acuris Finance U.S. 5% 5/1/28 (d)	9,045	7,326
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	11,390	9,867
Block, Inc. 3.5% 6/1/31	12,070	9,716
CA Magnum Holdings 5.375% (d)(i)	4,870	4,079
Camelot Finance SA 4.5% 11/1/26 (d)	10,590	9,897
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	9,005	8,607
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	10,695	9,172
4.875% 7/1/29 (d)	10,115	8,433
Coherent Corp. 5% 12/15/29 (d)	9,495	8,146
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	7,477
Elastic NV 4.125% 7/15/29 (d)	17,090	14,269
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	11,810	9,794
5.25% 12/1/27 (d)	9,345	8,749
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,040	9,572
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	9,100	7,505
MicroStrategy, Inc. 6.125% 6/15/28 (d)	23,020	19,725
NCR Corp.:
5% 10/1/28 (d)	5,530	4,647
5.125% 4/15/29 (d)	8,870	7,444
5.25% 10/1/30 (d)	5,530	4,465
5.75% 9/1/27 (d)	9,035	8,719
6.125% 9/1/29 (d)	9,035	8,611
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	5,930	5,567
NortonLifeLock, Inc. 5% 4/15/25 (d)	10,050	9,753
onsemi 3.875% 9/1/28 (d)	11,065	9,749
Open Text Corp.:
3.875% 2/15/28 (d)	5,690	4,870
3.875% 12/1/29 (d)	6,700	5,310
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	5,690	4,531
4.125% 12/1/31 (d)	5,485	4,127
Pitney Bowes, Inc. 7.25% 3/15/29 (d)	5,980	3,831
PTC, Inc.:
3.625% 2/15/25 (d)	6,650	6,338
4% 2/15/28 (d)	6,575	5,955
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	6,425	2,705
Roblox Corp. 3.875% 5/1/30 (d)	9,120	7,524
Sensata Technologies BV 4% 4/15/29 (d)	11,970	10,081
Synaptics, Inc. 4% 6/15/29 (d)	7,015	5,795
TTM Technologies, Inc. 4% 3/1/29 (d)	8,870	7,408
Twilio, Inc.:
3.625% 3/15/29	9,995	8,253
3.875% 3/15/31	10,460	8,531
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	35,255	35,247
8% 11/1/26 (d)	51,060	51,249
Unisys Corp. 6.875% 11/1/27 (d)	6,095	5,099
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	19,400	16,329
		404,472
Telecommunications - 6.0%
Altice Financing SA:
5% 1/15/28 (d)	11,280	8,919
5.75% 8/15/29 (d)	24,290	19,178
Altice France SA:
5.125% 7/15/29 (d)	79,325	59,746
5.5% 1/15/28 (d)	24,740	19,833
5.5% 10/15/29 (d)	106,150	80,939
8.125% 2/1/27 (d)	7,635	6,996
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	42,100	36,417
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	5,500	4,676
5.625% 9/15/28 (d)	4,350	3,458
Cogent Communications Group, Inc. 7% 6/15/27 (d)	6,050	5,744
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	19,575	17,128
5.875% 10/15/27 (d)	10,375	9,543
6% 1/15/30 (d)	6,090	4,762
6.75% 5/1/29 (d)	6,940	5,717
8.75% 5/15/30 (d)	6,045	6,173
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	25,303	23,222
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	14,860	12,520
6.75% 10/15/27 (d)	10,157	9,472
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	24,590	18,750
3.75% 7/15/29 (d)	24,670	18,743
Millicom International Cellular SA 4.5% 4/27/31 (d)	1,725	1,290
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	6,070	5,457
6% 2/15/28 (d)	4,490	3,523
Qwest Corp. 7.25% 9/15/25	1,480	1,495
Sable International Finance Ltd. 5.75% 9/7/27 (d)	18,690	16,471
SBA Communications Corp.:
3.125% 2/1/29	13,305	10,754
3.875% 2/15/27	17,015	15,314
Sprint Capital Corp.:
6.875% 11/15/28	70,044	72,284
8.75% 3/15/32	21,176	24,853
Sprint Corp. 7.625% 3/1/26	10,895	11,372
T-Mobile U.S.A., Inc. 3.5% 4/15/31	4,490	3,775
Uniti Group, Inc.:
6% 1/15/30 (d)	15,190	10,366
7.875% 2/15/25 (d)	17,650	17,474
Virgin Media Finance PLC 5% 7/15/30 (d)	21,860	17,518
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	21,200	17,131
Windstream Escrow LLC 7.75% 8/15/28 (d)	61,245	52,995
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	17,180	13,272
		667,280
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	6,075	4,601
4.25% 3/15/29 (d)	8,675	6,918
Foot Locker, Inc. 4% 10/1/29 (d)	6,070	4,640
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	5,320	4,266
Victoria's Secret & Co. 4.625% 7/15/29 (d)	22,560	17,946
		38,371
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	9,095	7,005
Utilities - 2.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	13,295	11,101
3.75% 1/15/32 (d)	6,075	4,813
4.75% 3/15/28 (d)	6,920	6,392
NRG Energy, Inc.:
3.375% 2/15/29 (d)	5,145	4,286
3.625% 2/15/31 (d)	10,215	8,129
3.875% 2/15/32 (d)	15,190	11,977
5.75% 1/15/28	9,410	8,975
6.625% 1/15/27	8,283	8,287
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,665
3.75% 7/1/28	2,868	2,447
3.75% 8/15/42	10,400	6,587
3.95% 12/1/47	53,930	34,776
4% 12/1/46	24,380	15,502
4.25% 3/15/46	2,400	1,597
4.3% 3/15/45	5,995	4,038
4.55% 7/1/30	44,763	39,206
PG&E Corp.:
5% 7/1/28	22,000	19,828
5.25% 7/1/30	8,330	7,376
Pike Corp. 5.5% 9/1/28 (d)	28,165	24,050
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	23,230	19,868
5% 7/31/27 (d)	22,585	20,835
5.5% 9/1/26 (d)	3,485	3,346
5.625% 2/15/27 (d)	28,195	26,878
		292,959
TOTAL NONCONVERTIBLE BONDS		7,549,876
TOTAL CORPORATE BONDS (Cost $8,653,021)		7,594,004

Common Stocks - 9.5%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(j)	9,824	10
Exide Technologies (b)(j)	580,031	0
Exide Technologies (b)(j)	385	250
UC Holdings, Inc. (b)(j)	677,217	2,939
TOTAL AUTOMOTIVE & AUTO PARTS		3,199
Banks & Thrifts - 0.0%
Algoma Steel Group, Inc.	638,696	4,350
Broadcasting - 0.3%
iHeartMedia, Inc. (j)	104	1
Nexstar Broadcasting Group, Inc. Class A	169,632	29,058
TOTAL BROADCASTING		29,059
Building Materials - 0.1%
Builders FirstSource, Inc. (j)	117,400	7,239
Cable/Satellite TV - 0.0%
Altice U.S.A., Inc. Class A (j)	330,500	2,185
Chemicals - 0.3%
CF Industries Holdings, Inc.	199,202	21,167
The Chemours Co. LLC	566,310	16,213
TOTAL CHEMICALS		37,380
Consumer Products - 0.3%
Reddy Ice Holdings, Inc. (b)(j)	199,717	11
Tapestry, Inc.	344,400	10,911
Tempur Sealy International, Inc.	651,018	17,506
TOTAL CONSUMER PRODUCTS		28,428
Containers - 0.4%
Berry Global Group, Inc. (j)	220,155	10,418
Graphic Packaging Holding Co.	973,700	22,356
WestRock Co.	302,400	10,300
TOTAL CONTAINERS		43,074
Diversified Financial Services - 0.4%
MasterCard, Inc. Class A	35,400	11,618
OneMain Holdings, Inc.	777,400	29,977
PJT Partners, Inc.	5,092	379
TOTAL DIVERSIFIED FINANCIAL SERVICES		41,974
Energy - 2.3%
Antero Resources Corp. (j)	306,925	11,252
California Resources Corp.	1,898,638	85,648
California Resources Corp. warrants 10/27/24 (j)	57,076	810
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(j)	392	1
Series B warrants 10/1/25 (b)(j)	392	1
Cheniere Energy, Inc.	173,100	30,537
Chesapeake Energy Corp.	423,272	43,288
Chesapeake Energy Corp. (c)(j)	22,818	2,334
Civitas Resources, Inc.	60,298	4,215
Diamond Offshore Drilling, Inc. (j)(k)	118,485	1,167
Diamondback Energy, Inc.	123,300	19,372
EP Energy Corp. (b)(j)	841,775	7,046
Forbes Energy Services Ltd. (b)(j)	193,218	0
Jonah Energy Parent LLC (b)(j)	304,505	19,367
Mesquite Energy, Inc. (b)(j)	317,026	17,573
PureWest Energy (b)	17,812	0
PureWest Energy rights (b)(j)	10,734	0
Superior Energy Services, Inc. Class A (b)(j)	110,370	8,352
Unit Corp. (j)(k)	37,978	2,240
TOTAL ENERGY		253,203
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	3,366,626	0
Environmental - 0.1%
Darling Ingredients, Inc. (j)	144,616	11,349
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(c)(j)	793,345	17,160
Food/Beverage/Tobacco - 0.2%
JBS SA	4,652,100	22,479
Gaming - 0.7%
Boyd Gaming Corp.	453,873	26,216
Caesars Entertainment, Inc. (j)	1,038,736	45,424
Studio City International Holdings Ltd.:
ADR (d)	631,958	1,264
(NYSE) ADR (j)	695,700	1,391
TOTAL GAMING		74,295
Healthcare - 0.6%
Charles River Laboratories International, Inc. (j)	56,900	12,077
Encompass Health Corp.	34	2
Enhabit Home Health & Hospice (j)	17	0
IQVIA Holdings, Inc. (j)	151,200	31,702
Tenet Healthcare Corp. (j)	105,498	4,680
UnitedHealth Group, Inc.	42,700	23,705
TOTAL HEALTHCARE		72,166
Metals/Mining - 0.1%
Elah Holdings, Inc. (b)(j)	906	66
First Quantum Minerals Ltd.	626,700	11,054
TOTAL METALS/MINING		11,120
Services - 0.4%
ASGN, Inc. (j)	306,000	25,943
Penhall Acquisition Co.:
Class A (b)(j)	26,163	2,796
Class B (b)(j)	8,721	932
Visa, Inc. Class A	56,200	11,642
TOTAL SERVICES		41,313
Steel - 0.0%
Algoma Steel SCA (b)(j)	198,162	0
Super Retail - 0.5%
Amazon.com, Inc. (j)	87,800	8,994
Arena Brands Holding Corp. Class B (b)(c)(j)	659,302	6,626
Dick's Sporting Goods, Inc.	99,600	11,330
Lowe's Companies, Inc.	122,100	23,803
Williams-Sonoma, Inc. (k)	76,303	9,449
TOTAL SUPER RETAIL		60,202
Technology - 2.2%
Adobe, Inc. (j)	33,800	10,765
Advanced Micro Devices, Inc. (j)	170,100	10,216
CDW Corp.	165,200	28,548
Fiserv, Inc. (j)	169,000	17,363
Global Payments, Inc.	169,524	19,370
Lam Research Corp.	28,900	11,698
Marvell Technology, Inc.	551,400	21,880
Microchip Technology, Inc.	502,600	31,031
Microsoft Corp.	111,400	25,859
NVIDIA Corp.	81,500	11,000
NXP Semiconductors NV	44,900	6,559
onsemi (j)	556,703	34,198
Salesforce.com, Inc. (j)	71,937	11,696
SS&C Technologies Holdings, Inc.	126,516	6,505
TOTAL TECHNOLOGY		246,688
Telecommunications - 0.0%
GTT Communications, Inc. rights (b)(j)	472,864	473
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (j)	99,633	3,746
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(j)	598,287	0
Class A2 (b)(c)(j)	598,287	0
Class A3 (b)(c)(j)	598,287	0
Class A4 (b)(c)(j)	598,287	0
Class A5 (b)(c)(j)	598,287	0
Class A6 (b)(c)(j)	598,287	0
Class A7 (b)(c)(j)	598,287	0
Class A8 (b)(c)(j)	598,287	0
Class A9 (b)(c)(j)	598,287	0
TOTAL TRANSPORTATION EX AIR/RAIL		0
Utilities - 0.4%
NRG Energy, Inc.	373,900	16,601
PG&E Corp. (j)	2,097,796	31,320
Portland General Electric Co.	14,817	666
TOTAL UTILITIES		48,587
TOTAL COMMON STOCKS (Cost $792,439)		1,059,669

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(j)	858	799
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(c)(j)	287,159,690	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		802

Bank Loan Obligations - 5.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.4%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.421% 8/11/28 (f)(g)(l)	9,082	8,855
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 4/8/26 (f)(g)(l)	2,565	2,402
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 4/4/26 (f)(g)(l)	1,379	1,291
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9926% 10/20/27 (f)(g)(l)	3,490	3,518
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1084% 4/21/28 (f)(g)(l)	26,103	25,428
TOTAL AIR TRANSPORTATION		41,494
Automotive & Auto Parts - 0.2%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0039% 12/17/28 (f)(g)(l)	2,293	1,760
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 2/5/26 (f)(g)(l)	17,894	16,754
TOTAL AUTOMOTIVE & AUTO PARTS		18,514
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.3432% 2/27/28 (f)(g)(l)	9,697	9,602
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.208% 5/25/26 (f)(g)(l)	6,778	6,496
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 6.2539% 9/19/26 (f)(g)(l)	2,493	2,465
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.7896% 6/10/29 (f)(g)(l)	753	736
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 1/31/29 (f)(g)(l)	7,463	7,155
TOTAL BROADCASTING		16,852
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (f)(g)(l)	23,710	16,444
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (f)(g)(l)	22,698	18,778
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 6/4/28 (f)(g)(l)	6,424	5,958
TOTAL BUILDING MATERIALS		41,180
Chemicals - 0.2%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (f)(g)(l)	785	780
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (f)(g)(l)	18,040	16,457
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (f)(g)(l)	3,677	3,342
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4375% 9/22/28 (f)(g)(l)	2,764	2,649
TOTAL CHEMICALS		23,228
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8196% 12/22/26 (f)(g)(l)	20,050	18,911
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (f)(g)(l)	1,482	1,238
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (b)(e)(f)(l)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(g)(l)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(g)(l)	2,528	0
TOTAL ENERGY		0
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.2287% 11/30/28 (f)(g)(l)	2,203	2,171
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.2287% 11/30/28 (f)(g)(l)	166	163
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (f)(g)(l)	2,992	2,700
TOTAL ENVIRONMENTAL		5,034
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (f)(g)(l)	2,279	2,077
Gaming - 0.0%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7287% 1/27/29 (f)(g)(l)	3,846	3,600
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6.4024% 4/7/29 (f)(g)(l)	2,379	2,343
TOTAL GAMING		5,943
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (f)(g)(l)	17,586	16,678
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 5/5/28 (f)(g)(l)	6,231	6,149
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1875% 6/2/28 (f)(g)(l)	16,341	15,912
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.0039% 11/15/28 (f)(g)(l)	7,159	6,884
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (f)(g)(l)	1,886	1,865
TOTAL HEALTHCARE		47,488
Hotels - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (f)(g)(l)	7,995	7,310
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.0039% 2/15/27 (f)(g)(l)	1,434	1,358
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.9799% 11/12/27 (f)(g)(l)	13,385	12,909
HUB International Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.5268% 4/25/25 (f)(g)(l)	5,677	5,569
TOTAL INSURANCE		19,836
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (f)(g)(l)	9,037	8,692
Services - 0.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.8287% 12/20/29 (f)(g)(l)	1,145	1,053
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.3287% 12/21/28 (f)(g)(l)	5,416	5,193
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.5039% 12/10/29 (f)(g)(l)	15,190	12,855
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (f)(g)(l)	43,422	39,743
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.0039% 8/22/25 (f)(g)(l)	6,055	5,830
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.3125% 12/10/26 (b)(f)(g)(l)	7,173	7,012
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.5791% 1/15/27 (f)(g)(l)	10,919	10,660
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (f)(g)(l)	17,968	15,774
TOTAL SERVICES		98,120
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 11.7257% 6/30/27 (f)(g)(l)	882	790
Super Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (f)(g)(l)	5,491	4,211
Technology - 1.4%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (f)(g)(l)	1,131	1,104
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.9671% 2/15/29 (f)(g)(l)	28,352	25,847
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(l)(m)	4,817	4,392
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 10/2/25 (f)(g)(l)	31,701	30,425
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 10/31/26 (f)(g)(l)	998	980
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 3/31/28 (f)(g)(l)	2,005	1,891
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 8/19/28 (f)(g)(l)	11,516	11,055
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 5.9375% 7/3/28 (f)(g)(l)	7,571	7,485
onsemi Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.7539% 9/19/26 (f)(g)(l)	5,224	5,225
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 2/1/28 (f)(g)(l)	13,738	13,203
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (f)(g)(l)	6,707	6,113
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (f)(g)(l)	6,555	6,228
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 4/22/28 (f)(g)(l)	5,970	5,600
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5039% 1/31/27 (f)(g)(l)	3,110	3,064
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 6.9983% 5/3/26 (f)(g)(l)	28,182	27,153
2LN, term loan 1 month U.S. LIBOR + 5.250% 8.9983% 5/3/27 (f)(g)(l)	4,000	3,670
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 2/28/27 (f)(g)(l)	2,296	2,229
TOTAL TECHNOLOGY		155,664
Telecommunications - 0.3%
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.26% 12/12/26 (f)(g)(l)	8,824	8,515
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (f)(g)(l)	5,097	4,806
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (f)(g)(l)	12,942	8,912
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (f)(g)(l)	6,934	5,757
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 3/9/27 (f)(g)(l)	7,821	6,319
TOTAL TELECOMMUNICATIONS		34,309
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (f)(g)(l)	26,886	26,409
TOTAL BANK LOAN OBLIGATIONS (Cost $636,573)		586,902

Preferred Securities - 8.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.7%
Ally Financial, Inc. 4.7% (f)(i)	7,055	4,815
Bank of America Corp.:
5.125% (f)(i)	36,030	34,661
5.2% (f)(i)	61,440	61,086
5.875% (f)(i)	102,630	89,122
6.25% (f)(i)	28,555	28,073
Citigroup, Inc.:
4.7% (f)(i)	15,285	12,447
5% (f)(i)	60,300	54,065
5.9% (f)(i)	27,015	27,086
5.95% (f)(i)	51,015	51,459
6.3% (f)(i)	5,610	5,394
Goldman Sachs Group, Inc.:
4.4% (f)(i)	8,035	6,674
4.95% (f)(i)	13,335	12,171
5% (f)(i)	70,565	67,473
Huntington Bancshares, Inc. 5.7% (f)(i)	12,990	11,855
JPMorgan Chase & Co.:
4% (f)(i)	34,340	28,705
4.6% (f)(i)	23,365	21,120
5% (f)(i)	30,845	28,803
6% (f)(i)	69,385	69,385
6.125% (f)(i)	17,585	17,319
6.75% (f)(i)	8,330	8,471
Wells Fargo & Co.:
5.875% (f)(i)	50,420	49,528
5.9% (f)(i)	63,075	58,614
TOTAL BANKS & THRIFTS		748,326
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(i)	35	2
Energy - 1.3%
DCP Midstream Partners LP 7.375% (f)(i)	15,260	15,459
Energy Transfer LP:
6.25% (f)(i)	81,527	68,889
6.625% (f)(i)	30,505	22,278
7.125% (f)(i)	9,130	7,871
MPLX LP 6.875% (f)(i)	30,450	30,132
Summit Midstream Partners LP 9.5% (f)(i)	2,912	2,165
TOTAL ENERGY		146,794
TOTAL PREFERRED SECURITIES (Cost $969,245)		895,122

Other - 1.5%
	Shares	Value ($) (000s)
Other - 1.5%
Fidelity Direct Lending Fund, LP (c)(n) (Cost $164,436)		162,569

Money Market Funds - 7.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (o)	783,919,698	784,076
Fidelity Securities Lending Cash Central Fund 3.10% (o)(p)	618,713	619
TOTAL MONEY MARKET FUNDS (Cost $784,649)		784,695

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $12,011,412)	11,083,763
NET OTHER ASSETS (LIABILITIES) - 1.1%	126,885
NET ASSETS - 100.0%	11,210,648

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $229,006,000 or 2.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,623,767,000 or 50.2% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,817,000 and $4,392,000, respectively.

(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592

Chesapeake Energy Corp.	2/10/21	216

Fidelity Direct Lending Fund, LP	12/09/21 - 10/31/22	164,427

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	2,496

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	4,307

New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677

Southeastern Grocers, Inc.	6/01/18	5,580

Tricer Holdco SCA	10/16/09 - 12/30/17	10,250

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,654

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,558,265	962,664	1,736,853	8,607	-	-	784,076	1.6%
Fidelity Securities Lending Cash Central Fund 3.10%	36,678	130,983	167,042	16	-	-	619	0.0%
Total	1,594,943	1,093,647	1,903,895	8,623	-	-	784,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	105,967	58,569	-	5,857	-	(1,967)	162,569
	105,967	58,569	-	5,857	-	(1,967)	162,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	31,244	31,244	-	-
Consumer Discretionary	170,658	160,034	-	10,624
Consumer Staples	50,999	33,828	-	17,171
Energy	253,203	200,863	-	52,340
Financials	30,356	30,356	-	-
Health Care	72,166	72,166	-	-
Industrials	36,913	33,182	-	3,731
Information Technology	270,421	269,948	-	473
Materials	95,924	95,858	-	66
Utilities	48,587	48,587	-	-

Corporate Bonds	7,594,004	-	7,548,200	45,804

Bank Loan Obligations	586,902	-	579,890	7,012

Preferred Securities	895,122	-	895,122	-

Money Market Funds	784,695	784,695	-	-
Total Investments in Securities:	10,921,194	1,760,761	9,023,212	137,221

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$117,399
Net Realized Gain (Loss) on Investment Securities	321
Net Unrealized Gain (Loss) on Investment Securities	13,071
Cost of Purchases	65
Proceeds of Sales	(1,008)
Amortization/Accretion	19
Transfers into Level 3	7,354
Transfers out of Level 3	-
Ending Balance	$137,221
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$13,071

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $610) - See accompanying schedule:
Unaffiliated issuers (cost $11,062,327)	$10,136,499
Fidelity Central Funds (cost $784,649)	784,695
Other affiliated issuers (cost $164,436)	162,569

Total Investment in Securities (cost $12,011,412)		$11,083,763
Cash		1,394
Receivable for investments sold		10,851
Receivable for fund shares sold		5,057
Dividends receivable		2,298
Interest receivable		134,273
Distributions receivable from Fidelity Central Funds		2,110
Prepaid expenses		18
Other receivables		408
Total assets		11,240,172
Liabilities
Payable for investments purchased	$6,441
Payable for fund shares redeemed	10,358
Distributions payable	5,387
Accrued management fee	5,065
Other affiliated payables	1,189
Other payables and accrued expenses	465
Collateral on securities loaned	619
Total Liabilities		29,524
Net Assets		$11,210,648
Net Assets consist of:
Paid in capital		$11,979,171
Total accumulated earnings (loss)		(768,523)
Net Assets		$11,210,648
Net Asset Value , offering price and redemption price per share ($11,210,648 ÷ 1,231,756 shares)		$9.10

Statement of Operations
Amounts in thousands		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends (including $5,857 earned from affiliated issuers)		$54,913
Interest		268,356
Income from Fidelity Central Funds (including $16 from security lending)		8,623
Total Income		331,892
Expenses
Management fee	$32,350
Transfer agent fees	6,595
Accounting fees	725
Custodian fees and expenses	4
Independent trustees' fees and expenses	21
Registration fees	75
Audit	56
Legal	744
Miscellaneous	34
Total expenses before reductions	40,604
Expense reductions	(117)
Total expenses after reductions		40,487
Net Investment income (loss)		291,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	106,707
Foreign currency transactions	(115)
Total net realized gain (loss)		106,592
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(852,796)
Affiliated issuers	(1,967)
Total change in net unrealized appreciation (depreciation)		(854,763)
Net gain (loss)		(748,171)
Net increase (decrease) in net assets resulting from operations		$(456,766)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,405	$517,994
Net realized gain (loss)	106,592	935,331
Change in net unrealized appreciation (depreciation)	(854,763)	(1,879,441)
Net increase (decrease) in net assets resulting from operations	(456,766)	(426,116)
Distributions to shareholders	(900,016)	(986,974)
Share transactions
Proceeds from sales of shares	793,662	3,210,567
Reinvestment of distributions	805,307	888,209
Cost of shares redeemed	(2,108,539)	(4,283,042)
Net increase (decrease) in net assets resulting from share transactions	(509,570)	(184,266)
Total increase (decrease) in net assets	(1,866,352)	(1,597,356)

Net Assets
Beginning of period	13,077,000	14,674,356
End of period	$11,210,648	$13,077,000

Other Information
Shares
Sold	83,527	287,825
Issued in reinvestment of distributions	85,873	80,218
Redeemed	(222,974)	(388,533)
Net increase (decrease)	(53,574)	(20,490)

Financial Highlights
Fidelity® Capital & Income Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$11.24	$8.92	$10.08	$10.12	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.232	.387	.386	.426	.432	.482
Net realized and unrealized gain (loss)	(.578)	(.714)	2.442	(1.085)	.207	.065
Total from investment operations	(.346)	(.327)	2.828	(.659)	.639	.547
Distributions from net investment income	(.208)	(.390)	(.390)	(.425)	(.487)	(.410)
Distributions from net realized gain	(.516)	(.353)	(.118)	(.076)	(.192)	(.107)
Total distributions	(.724)	(.743)	(.508)	(.501)	(.679)	(.517)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$9.10	$10.17	$11.24	$8.92	$10.08	$10.12
Total Return D,E	(3.49)%	(3.27)%	32.35%	(6.89)%	6.74%	5.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.67%	.68%	.67%	.69%	.67%
Expenses net of fee waivers, if any	.68% H	.67%	.68%	.67%	.69%	.67%
Expenses net of all reductions	.68% H	.67%	.68%	.67%	.69%	.67%
Net investment income (loss)	4.90% H	3.49%	3.75%	4.32%	4.37%	4.71%
Supplemental Data
Net assets, end of period (in millions)	$11,211	$13,077	$14,674	$10,228	$11,631	$12,053
Portfolio turnover rate I	17% H	28%	37%	46%	43%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Direct Lending Fund, LP.
The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annualized expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$84,336	Recovery value	Recovery value	$0.00 - $1.00 / $0.97	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8 - 5.8 /3.7	Increase
			Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.9	Increase
			Discount for lack of marketability	20.0%	Decrease
		Market approach	Parity Price	$1.66 - $930.75 / $862.69	Increase
		Discounted cash flow	Discount rate	10.0% - 13.5% / 11.0%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$45,804	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.9	Increase
		Market approach	Parity Price	$45.00	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
		Indicative market price	Evaluated bid	$0.13 - $5.88 / $4.51	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$7,012	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$97.75	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital & Income Fund	$408

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$537,342
Gross unrealized depreciation	(1,438,822)
Net unrealized appreciation (depreciation)	$(901,480)
Tax cost	$11,985,243

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Capital & Income Fund	Fidelity Direct Lending Fund, LP	$229,432
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital & Income Fund	937,280	1,377,709
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital & Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital & Income Fund	$7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital & Income Fund	35,512	31,927	2,055

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Capital & Income Fund	23
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Capital & Income Fund	$11
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Capital & Income Fund	$2	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $113.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Capital & Income Fund	.68%
Actual		$ 1,000	$ 965.10	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.78	$ 3.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Capital & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for the 12-month period ended September, 30 2021.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.538653.125
CAI-SANN-1222
Fidelity® U.S. Low Volatility Equity Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	1.2
Dollar General Corp.	1.2
Regeneron Pharmaceuticals, Inc.	1.2
Dollar Tree, Inc.	1.1
TreeHouse Foods, Inc.	1.1
Vertex Pharmaceuticals, Inc.	1.1
Merck & Co., Inc.	1.1
Humana, Inc.	1.1
Eli Lilly & Co.	1.1
Northrop Grumman Corp.	1.0
11.2

Market Sectors (% of Fund's net assets)

Health Care	18.9
Consumer Staples	16.8
Information Technology	15.5
Financials	11.3
Utilities	11.0
Industrials	10.8
Consumer Discretionary	4.6
Communication Services	4.1
Materials	2.9
Energy	1.8
Real Estate	1.3
Investment Companies	0.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.2%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	91,386	1,665,967
Verizon Communications, Inc.	44,960	1,680,155
		3,346,122
Entertainment - 1.5%
Activision Blizzard, Inc.	29,830	2,171,624
Electronic Arts, Inc.	17,324	2,182,131
		4,353,755
Media - 0.5%
Comcast Corp. Class A	43,800	1,390,212
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	20,514	3,109,102
TOTAL COMMUNICATION SERVICES		12,199,191
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza, Inc.	5,967	1,982,476
McDonald's Corp.	8,994	2,452,304
		4,434,780
Multiline Retail - 2.3%
Dollar General Corp.	14,076	3,590,084
Dollar Tree, Inc. (a)	21,034	3,333,889
		6,923,973
Specialty Retail - 0.8%
Murphy U.S.A., Inc.	7,707	2,423,929
TOTAL CONSUMER DISCRETIONARY		13,782,682
CONSUMER STAPLES - 16.8%
Beverages - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.)	9,440	2,332,435
Keurig Dr. Pepper, Inc.	64,966	2,523,279
Monster Beverage Corp. (a)	32,025	3,001,383
The Coca-Cola Co.	38,517	2,305,242
		10,162,339
Food & Staples Retailing - 2.8%
Albertsons Companies, Inc.	66,880	1,371,709
BJ's Wholesale Club Holdings, Inc. (a)	25,504	1,974,010
Sprouts Farmers Market LLC (a)	88,877	2,621,872
Walmart, Inc.	16,653	2,370,221
		8,337,812
Food Products - 6.4%
Bunge Ltd.	25,557	2,522,476
Ingredion, Inc.	25,664	2,287,176
McCormick & Co., Inc. (non-vtg.)	25,023	1,967,809
Mondelez International, Inc.	40,085	2,464,426
Nestle SA (Reg. S)	16,293	1,773,636
The Hershey Co.	10,953	2,615,248
The J.M. Smucker Co.	15,365	2,314,891
TreeHouse Foods, Inc. (a)	64,207	3,225,760
		19,171,422
Household Products - 3.4%
Kimberly-Clark Corp.	19,280	2,399,589
Procter & Gamble Co.	17,175	2,312,957
Reynolds Consumer Products, Inc.	88,787	2,711,555
The Clorox Co. (b)	17,276	2,522,987
		9,947,088
Tobacco - 0.8%
Philip Morris International, Inc.	26,804	2,461,947
TOTAL CONSUMER STAPLES		50,080,608
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	14,504	2,623,774
Exxon Mobil Corp.	24,290	2,691,575
		5,315,349
FINANCIALS - 11.3%
Banks - 2.9%
1st Source Corp.	12,201	709,610
First Horizon National Corp.	100,221	2,456,417
First Interstate Bancsystem, Inc.	51,416	2,345,084
Heartland Financial U.S.A., Inc.	14,800	729,936
Preferred Bank, Los Angeles	13,700	1,053,119
QCR Holdings, Inc.	11,500	583,165
Trico Bancshares	14,861	860,601
		8,737,932
Capital Markets - 3.1%
Cboe Global Markets, Inc.	23,242	2,893,629
Intercontinental Exchange, Inc.	21,641	2,068,230
NASDAQ, Inc.	45,845	2,853,393
Virtu Financial, Inc. Class A	61,843	1,384,046
		9,199,298
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	9,214	2,718,959
Insurance - 4.4%
Arthur J. Gallagher & Co.	8,927	1,670,063
Assurant, Inc.	14,807	2,011,679
Brown & Brown, Inc.	32,866	1,932,192
Marsh & McLennan Companies, Inc.	16,666	2,691,392
Selective Insurance Group, Inc.	20,284	1,989,455
The Travelers Companies, Inc.	14,835	2,736,464
		13,031,245
TOTAL FINANCIALS		33,687,434
HEALTH CARE - 18.9%
Biotechnology - 4.4%
Amgen, Inc.	11,414	3,085,775
Incyte Corp. (a)	31,525	2,343,569
Regeneron Pharmaceuticals, Inc. (a)	4,767	3,569,291
United Therapeutics Corp. (a)	4,200	968,226
Vertex Pharmaceuticals, Inc. (a)	10,304	3,214,848
		13,181,709
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	18,688	1,848,991
Becton, Dickinson & Co.	9,035	2,131,989
Hologic, Inc. (a)	17,546	1,189,619
		5,170,599
Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	6,800	1,069,096
Chemed Corp.	4,893	2,284,395
Cigna Corp.	9,082	2,934,031
Humana, Inc.	5,677	3,168,220
UnitedHealth Group, Inc.	6,760	3,752,809
		13,208,551
Life Sciences Tools & Services - 1.8%
Danaher Corp.	10,103	2,542,622
Thermo Fisher Scientific, Inc.	5,710	2,934,769
		5,477,391
Pharmaceuticals - 6.6%
AstraZeneca PLC (United Kingdom)	18,906	2,218,282
Bristol-Myers Squibb Co.	35,353	2,738,797
Eli Lilly & Co.	8,699	3,149,821
Merck & Co., Inc.	31,435	3,181,222
Roche Holding AG (participation certificate)	6,021	1,997,757
Royalty Pharma PLC	53,220	2,252,270
Sanofi SA sponsored ADR	56,988	2,463,591
Zoetis, Inc. Class A	10,549	1,590,578
		19,592,318
TOTAL HEALTH CARE		56,630,568
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	5,219	2,539,983
Northrop Grumman Corp.	5,679	3,117,828
		5,657,811
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	23,242	2,271,208
United Parcel Service, Inc. Class B	11,754	1,971,969
		4,243,177
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	18,968	2,515,536
Waste Connections, Inc. (United States)	22,663	2,989,476
		5,505,012
Machinery - 0.9%
IDEX Corp.	12,285	2,731,078
Professional Services - 3.3%
Booz Allen Hamilton Holding Corp. Class A	27,862	3,032,779
CACI International, Inc. Class A (a)	4,491	1,365,399
FTI Consulting, Inc. (a)	19,502	3,035,096
Verisk Analytics, Inc.	12,791	2,338,579
		9,771,853
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	9,651	1,650,997
Landstar System, Inc.	17,960	2,805,711
		4,456,708
TOTAL INDUSTRIALS		32,365,639
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.7%
Cisco Systems, Inc.	48,623	2,208,943
Electronic Equipment & Components - 1.4%
Insight Enterprises, Inc. (a)	25,258	2,387,134
Keyence Corp.	4,421	1,673,349
		4,060,483
IT Services - 7.2%
Accenture PLC Class A	10,363	2,942,056
Akamai Technologies, Inc. (a)	22,985	2,030,265
Amdocs Ltd.	27,250	2,351,948
Cognizant Technology Solutions Corp. Class A	33,962	2,114,135
Fidelity National Information Services, Inc.	13,968	1,159,204
Genpact Ltd.	56,816	2,755,576
MasterCard, Inc. Class A	6,706	2,200,775
Maximus, Inc.	36,272	2,236,894
VeriSign, Inc. (a)	8,016	1,606,887
Visa, Inc. Class A	10,860	2,249,758
		21,647,498
Software - 5.0%
Black Knight, Inc. (a)	31,410	1,899,363
Check Point Software Technologies Ltd. (a)	17,543	2,267,082
Microsoft Corp.	11,127	2,582,911
NortonLifeLock, Inc.	95,466	2,150,849
Roper Technologies, Inc.	5,967	2,473,560
Salesforce.com, Inc. (a)	7,835	1,273,893
SAP SE sponsored ADR	11,100	1,066,266
VMware, Inc. Class A	10,651	1,198,557
		14,912,481
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	17,097	2,621,654
FUJIFILM Holdings Corp. ADR	22,200	1,011,210
		3,632,864
TOTAL INFORMATION TECHNOLOGY		46,462,269
MATERIALS - 2.9%
Chemicals - 0.7%
CF Industries Holdings, Inc.	19,336	2,054,643
Metals & Mining - 2.2%
Barrick Gold Corp. (Canada)	105,910	1,592,906
Newmont Corp.	47,084	1,992,595
Royal Gold, Inc.	22,199	2,108,017
Wheaton Precious Metals Corp. (b)	32,208	1,052,880
		6,746,398
TOTAL MATERIALS		8,801,041
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	9,690	2,007,671
Digital Realty Trust, Inc.	10,007	1,003,202
SBA Communications Corp. Class A	3,578	965,702
		3,976,575
UTILITIES - 11.0%
Electric Utilities - 6.5%
Entergy Corp.	21,550	2,308,867
Evergy, Inc.	31,673	1,936,170
FirstEnergy Corp.	51,315	1,935,089
IDACORP, Inc.	21,908	2,293,768
NextEra Energy, Inc.	22,590	1,750,725
OGE Energy Corp.	57,795	2,117,031
PNM Resources, Inc.	53,342	2,478,803
PPL Corp.	77,922	2,064,154
Southern Co.	38,382	2,513,253
		19,397,860
Multi-Utilities - 4.5%
CenterPoint Energy, Inc.	74,271	2,124,893
Dominion Energy, Inc.	33,296	2,329,721
NiSource, Inc.	98,404	2,527,999
NorthWestern Energy Corp.	38,916	2,055,932
Public Service Enterprise Group, Inc.	39,540	2,217,008
Sempra Energy	15,317	2,311,948
		13,567,501
TOTAL UTILITIES		32,965,361
TOTAL COMMON STOCKS (Cost $272,025,213)		296,266,717

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	534,331	534,437
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	3,289,596	3,289,925
TOTAL MONEY MARKET FUNDS (Cost $3,824,362)		3,824,362

Equity Funds - 0.6%
	Shares	Value ($)
Domestic Equity Funds - 0.6%
iShares MSCI USA Minimum Volatility ETF (Cost $1,735,500)	25,177	1,792,351

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $277,585,075)	301,883,430
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(2,784,429)
NET ASSETS - 100.0%	299,099,001

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,011,280	20,921,273	21,398,116	6,101	-	-	534,437	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	8,840,657	42,741,888	48,292,620	3,939	-	-	3,289,925	0.0%
Total	9,851,937	63,663,161	69,690,736	10,040	-	-	3,824,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,199,191	12,199,191	-	-
Consumer Discretionary	13,782,682	13,782,682	-	-
Consumer Staples	50,080,608	48,306,972	1,773,636	-
Energy	5,315,349	5,315,349	-	-
Financials	33,687,434	33,687,434	-	-
Health Care	56,630,568	52,414,529	4,216,039	-
Industrials	32,365,639	32,365,639	-	-
Information Technology	46,462,269	46,462,269	-	-
Materials	8,801,041	8,801,041	-	-
Real Estate	3,976,575	3,976,575	-	-
Utilities	32,965,361	32,965,361	-	-

Money Market Funds	3,824,362	3,824,362	-	-

Equity Funds	1,792,351	1,792,351	-	-
Total Investments in Securities:	301,883,430	295,893,755	5,989,675	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,168,957) - See accompanying schedule:
Unaffiliated issuers (cost $273,760,713)	$298,059,068
Fidelity Central Funds (cost $3,824,362)	3,824,362

Total Investment in Securities (cost $277,585,075)		$301,883,430
Receivable for fund shares sold		55,144
Dividends receivable		733,343
Distributions receivable from Fidelity Central Funds		2,401
Prepaid expenses		530
Total assets		302,674,848
Liabilities
Payable for fund shares redeemed	$108,623
Accrued management fee	102,456
Other affiliated payables	54,137
Other payables and accrued expenses	20,706
Collateral on securities loaned	3,289,925
Total Liabilities		3,575,847
Net Assets		$299,099,001
Net Assets consist of:
Paid in capital		$278,468,627
Total accumulated earnings (loss)		20,630,374
Net Assets		$299,099,001
Net Asset Value , offering price and redemption price per share ($299,099,001 ÷ 29,432,396 shares)		$10.16

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$3,365,095
Income from Fidelity Central Funds (including $3,939 from security lending)		10,040
Total Income		3,375,135
Expenses
Management fee	$705,457
Transfer agent fees	287,700
Accounting fees	59,459
Custodian fees and expenses	4,443
Independent trustees' fees and expenses	584
Registration fees	23,323
Audit	18,035
Legal	160
Miscellaneous	779
Total expenses before reductions	1,099,940
Expense reductions	(6,021)
Total expenses after reductions		1,093,919
Net Investment income (loss)		2,281,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,338,027)
Foreign currency transactions	(39,178)
Total net realized gain (loss)		(5,377,205)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,426,109)
Assets and liabilities in foreign currencies	(905)
Total change in net unrealized appreciation (depreciation)		(9,427,014)
Net gain (loss)		(14,804,219)
Net increase (decrease) in net assets resulting from operations		$(12,523,003)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,281,216	$2,633,389
Net realized gain (loss)	(5,377,205)	29,002,514
Change in net unrealized appreciation (depreciation)	(9,427,014)	(31,327,349)
Net increase (decrease) in net assets resulting from operations	(12,523,003)	308,554
Distributions to shareholders	(13,261,223)	(19,895,445)
Share transactions
Proceeds from sales of shares	36,159,262	30,830,702
Reinvestment of distributions	13,173,352	19,794,049
Cost of shares redeemed	(81,280,641)	(35,905,930)
Net increase (decrease) in net assets resulting from share transactions	(31,948,027)	14,718,821
Total increase (decrease) in net assets	(57,732,253)	(4,868,070)

Net Assets
Beginning of period	356,831,254	361,699,324
End of period	$299,099,001	$356,831,254

Other Information
Shares
Sold	3,508,959	2,648,227
Issued in reinvestment of distributions	1,314,706	1,709,270
Redeemed	(8,137,559)	(3,086,354)
Net increase (decrease)	(3,313,894)	1,271,143

Financial Highlights
Fidelity® U.S. Low Volatility Equity Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$11.49	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.08	.08	.05
Net realized and unrealized gain (loss)	(.40)	(.03)	2.25	(.79)
Total from investment operations	(.33)	.05	2.33	(.74)
Distributions from net investment income	(.02)	(.08)	(.07)	(.03)
Distributions from net realized gain	(.38)	(.56)	-	-
Total distributions	(.41) D	(.64)	(.07)	(.03)
Net asset value, end of period	$10.16	$10.90	$11.49	$9.23
Total Return E,F	(3.00)%	.12%	25.27%	(7.44)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I	.73%	.77%	2.28% I
Expenses net of fee waivers, if any	.66% I	.72%	.77%	.95% I
Expenses net of all reductions	.66% I	.72%	.77%	.95% I
Net investment income (loss)	1.38% I	.71%	.79%	1.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$299,099	$356,831	$361,699	$294,690
Portfolio turnover rate J	53% I	46%	39%	101% K,L

A For the period November 5, 2019 (commencement of operations) through April 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity U.S. Low Volatility Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,841,196
Gross unrealized depreciation	(19,350,304)
Net unrealized appreciation (depreciation)	$23,490,892
Tax cost	$278,392,538

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(140,458)
Total capital loss carryforward	$(140,458)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Low Volatility Equity Fund	86,427,776	126,944,791
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity U.S. Low Volatility Equity Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Low Volatility Equity Fund	$ 2,045

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Low Volatility Equity Fund	157,554	4,075,005	(1,178,898)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity U.S. Low Volatility Equity Fund	$306
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Low Volatility Equity Fund	$385	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,021.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity U.S. Low Volatility Equity Fund	31%	39%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity U.S. Low Volatility Equity Fund	94%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® U.S. Low Volatility Equity Fund	.66%
Actual		$ 1,000	$ 970.00	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.88	$ 3.36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Low Volatility Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index for the most recent one-year period ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.
Fidelity U.S. Low Volatility Equity Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio .  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods  ended September 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.
Fidelity U.S. Low Volatility Equity Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

US Low Vol Eq
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
80
73
75
71
53
53
2017
2018
2019
2020
2021

	2017	2018	2019	2020	2021
TMG %	-	-	-	14%	15%
Funds	-	-	-	739	719
ASPG Quartile	-	-	-	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.80% through August 31, 2022.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9896229.102
USL-SANN-1222
Fidelity® SAI High Income Fund

Semi-Annual Report
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
New Fortress Energy, Inc.	2.9
Mesquite Energy, Inc.	2.4
Uniti Group LP / Uniti Group Finance, Inc.	2.3
Tenet Healthcare Corp.	1.9
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.8
Southeastern Grocers, Inc.	1.7
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6
Community Health Systems, Inc.	1.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.4
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	1.3
18.9

Market Sectors (% of Fund's net assets)

Energy	16.7
Telecommunications	8.9
Healthcare	8.0
Services	6.2
Technology	5.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 17.8%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 83.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.9%
Broadcasting - 1.2%
DISH Network Corp.:
2.375% 3/15/24	9,045,000	8,203,815
3.375% 8/15/26	16,374,000	11,322,621
		19,526,436
Energy - 1.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,610,553	9,547,036
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,784,113	16,503,665
		26,050,701
TOTAL CONVERTIBLE BONDS		45,577,137
Nonconvertible Bonds - 80.1%
Aerospace - 2.2%
ATI, Inc.:
4.875% 10/1/29	2,015,000	1,694,261
5.875% 12/1/27	4,788,000	4,351,985
Bombardier, Inc. 7.875% 4/15/27 (d)	5,710,000	5,422,958
BWX Technologies, Inc. 4.125% 6/30/28 (d)	4,790,000	4,191,250
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	1,680,000	1,317,960
4.625% 3/1/28 (d)	4,630,000	4,050,324
Moog, Inc. 4.25% 12/15/27 (d)	960,000	859,066
TransDigm, Inc.:
4.625% 1/15/29	4,390,000	3,738,217
5.5% 11/15/27	4,520,000	4,090,600
6.25% 3/15/26 (d)	595,000	586,914
7.5% 3/15/27	1,925,000	1,896,857
8% 12/15/25 (d)	1,985,000	2,019,738
		34,220,130
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	1,955,000	1,861,789
Automotive & Auto Parts - 0.4%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	4,310,000	3,380,559
3.815% 11/2/27	3,500,000	3,006,331
		6,386,890
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	2,015,000	1,780,978
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	12,645,000	2,529,000
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	335,000	250,503
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	4,490,000	3,859,951
4.125% 7/1/30 (d)	1,555,000	1,272,439
5.5% 7/1/29 (d)	620,000	571,826
TEGNA, Inc.:
4.625% 3/15/28	3,285,000	3,126,893
5% 9/15/29	1,395,000	1,322,597
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,735,000	1,460,662
6.625% 6/1/27 (d)	3,185,000	3,145,188
		17,539,059
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	2,550,000	2,364,462
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	3,750,000	3,000,750
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	2,715,000	2,383,879
6% 12/1/29 (d)	2,595,000	2,115,833
		9,864,924
Cable/Satellite TV - 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	5,510,000	4,352,900
4.25% 1/15/34 (d)	725,000	532,875
4.5% 8/15/30 (d)	5,705,000	4,629,950
4.5% 5/1/32	7,039,000	5,560,810
4.5% 6/1/33 (d)	6,515,000	4,940,394
4.75% 3/1/30 (d)	4,700,000	3,949,880
4.75% 2/1/32 (d)	725,000	580,034
CSC Holdings LLC:
4.125% 12/1/30 (d)	3,395,000	2,671,084
4.5% 11/15/31 (d)	745,000	579,442
4.625% 12/1/30 (d)	6,930,000	4,988,023
5.375% 2/1/28 (d)	3,690,000	3,404,025
5.75% 1/15/30 (d)	2,120,000	1,621,800
7.5% 4/1/28 (d)	2,580,000	2,235,235
Dolya Holdco 18 DAC 5% 7/15/28 (d)	1,585,000	1,349,470
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	4,020,000	3,396,900
6.5% 9/15/28 (d)	5,430,000	3,420,900
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	4,400,000	3,826,240
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	3,720,000	2,947,802
Ziggo BV 4.875% 1/15/30 (d)	1,730,000	1,461,850
		56,449,614
Capital Goods - 0.8%
Mueller Water Products, Inc. 4% 6/15/29 (d)	2,785,000	2,414,929
Vertical Holdco GmbH 7.625% 7/15/28 (d)	3,810,000	3,149,060
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	6,595,000	5,910,769
		11,474,758
Chemicals - 3.9%
CVR Partners LP 6.125% 6/15/28 (d)	3,455,000	3,125,946
Element Solutions, Inc. 3.875% 9/1/28 (d)	3,615,000	3,072,750
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	4,550,000	4,124,439
7% 12/31/27 (d)	1,040,000	873,600
LSB Industries, Inc. 6.25% 10/15/28 (d)	4,590,000	4,167,215
Methanex Corp.:
5.125% 10/15/27	3,705,000	3,362,584
5.65% 12/1/44	2,410,000	1,656,875
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	3,365,000	2,743,040
4.875% 6/1/24 (d)	1,735,000	1,687,288
5% 5/1/25 (d)	250,000	238,098
5.25% 6/1/27 (d)	4,930,000	4,400,419
Nufarm Australia Ltd. 5% 1/27/30 (d)	4,635,000	3,920,793
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	4,620,000	3,750,576
6.25% 10/1/29 (d)	4,505,000	3,119,510
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	3,235,000	2,571,825
The Chemours Co. LLC:
4.625% 11/15/29 (d)	6,160,000	4,804,800
5.375% 5/15/27	1,160,000	1,038,687
5.75% 11/15/28 (d)	10,225,000	8,686,138
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	4,430,000	3,424,301
		60,768,884
Consumer Products - 0.3%
Mattel, Inc.:
3.375% 4/1/26 (d)	455,000	415,013
3.75% 4/1/29 (d)	4,320,000	3,727,955
		4,142,968
Containers - 0.7%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,325,000	1,139,182
Sealed Air Corp. 5% 4/15/29 (d)	3,940,000	3,593,871
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	2,400,000	2,203,044
8.5% 8/15/27 (d)	4,095,000	3,850,495
		10,786,592
Diversified Financial Services - 3.2%
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	6,405,000	4,186,390
3.625% 10/1/31 (d)	7,085,000	4,195,302
Hightower Holding LLC 6.75% 4/15/29 (d)	4,525,000	3,683,927
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	5,140,000	4,291,232
5.25% 5/15/27	13,865,000	12,773,131
6.25% 5/15/26	5,530,000	5,322,625
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	2,550,000	2,029,719
OneMain Finance Corp.:
3.5% 1/15/27	5,220,000	4,281,223
3.875% 9/15/28	7,518,000	5,854,267
7.125% 3/15/26	3,425,000	3,305,125
		49,922,941
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	6,915,000	5,882,314
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	1,490,000	1,262,775
		7,145,089
Energy - 12.7%
Altus Midstream LP 5.875% 6/15/30 (d)	2,270,000	2,129,654
Apache Corp. 4.25% 1/15/30	1,575,000	1,401,300
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	4,200,000	3,559,500
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	4,810,000	4,737,177
CNX Resources Corp. 7.375% 1/15/31 (d)	855,000	848,733
Colgate Energy Partners III LLC:
5.875% 7/1/29 (d)	3,025,000	2,805,688
7.75% 2/15/26 (d)	1,150,000	1,143,918
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	2,175,000	1,962,764
6.75% 3/1/29 (d)	3,515,000	3,365,613
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	11,785,000	11,084,698
5.75% 4/1/25	1,685,000	1,642,875
6% 2/1/29 (d)	8,235,000	7,700,549
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	2,495,000	2,266,523
5.625% 10/15/25 (d)	395,000	382,044
CVR Energy, Inc.:
5.25% 2/15/25 (d)	5,915,000	5,699,546
5.75% 2/15/28 (d)	6,090,000	5,511,450
Delek Logistics Partners LP 7.125% 6/1/28 (d)	3,445,000	3,084,813
DT Midstream, Inc. 4.125% 6/15/29 (d)	2,490,000	2,152,605
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,365,000	1,308,284
EQM Midstream Partners LP:
6% 7/1/25 (d)	185,000	179,175
6.5% 7/1/27 (d)	2,745,000	2,676,375
7.5% 6/1/27 (d)	1,085,000	1,071,438
7.5% 6/1/30 (d)	1,085,000	1,055,163
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,245,000	2,031,164
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,690,000	1,620,238
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,330,000	1,137,350
5.125% 6/15/28 (d)	1,650,000	1,518,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	1,575,000	1,441,125
6.25% 11/1/28 (d)	1,575,000	1,480,500
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	3,270,000	2,955,410
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	25,595,000	24,827,150
6.75% 9/15/25 (d)	17,725,000	17,400,739
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	5,925,000	5,359,983
Occidental Petroleum Corp.:
7.5% 5/1/31	2,790,000	2,999,250
7.875% 9/15/31	945,000	1,028,453
8.875% 7/15/30	2,720,000	3,087,200
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	2,185,000	1,846,325
4.95% 7/15/29 (d)	3,370,000	2,956,457
6.875% 4/15/40 (d)	330,000	269,412
SM Energy Co. 5.625% 6/1/25	3,245,000	3,152,219
Southwestern Energy Co. 4.75% 2/1/32	3,505,000	3,025,516
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,585,000	2,220,257
5.875% 3/15/28	2,780,000	2,646,492
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	2,010,000	1,703,738
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	4,880,000	4,375,603
6% 3/1/27 (d)	8,956,000	8,451,524
6% 12/31/30 (d)	11,005,000	9,961,946
6% 9/1/31 (d)	4,865,000	4,330,545
7.5% 10/1/25 (d)	1,210,000	1,222,040
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,572,845	2,500,986
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	471,999	469,431
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,327,200	1,277,549
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	1,242,500	1,189,694
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	589,500	574,763
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	3,060,380	3,006,823
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,745,000	2,353,838
4.125% 8/15/31 (d)	4,690,000	3,998,366
		196,189,971
Environmental - 1.4%
Covanta Holding Corp. 4.875% 12/1/29 (d)	2,920,000	2,486,234
Darling Ingredients, Inc. 6% 6/15/30 (d)	1,345,000	1,294,563
Madison IAQ LLC:
4.125% 6/30/28 (d)	5,950,000	4,923,625
5.875% 6/30/29 (d)	12,150,000	8,322,750
Stericycle, Inc.:
3.875% 1/15/29 (d)	4,405,000	3,826,139
5.375% 7/15/24 (d)	990,000	975,150
		21,828,461
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	9,750,000	8,068,125
4.875% 2/15/30 (d)	4,560,000	4,047,000
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	6,235,000	3,738,132
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,170,000	974,911
		16,828,168
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5% 12/15/28 (d)	5,500,000	4,065,824
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	4,645,000	4,054,946
Performance Food Group, Inc. 5.5% 10/15/27 (d)	335,000	316,649
Post Holdings, Inc.:
4.625% 4/15/30 (d)	2,035,000	1,717,164
5.5% 12/15/29 (d)	2,055,000	1,849,336
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	3,395,000	2,844,569
TreeHouse Foods, Inc. 4% 9/1/28	1,265,000	1,067,344
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	12,745,000	9,652,773
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,725,000	1,496,472
4.75% 2/15/29 (d)	1,695,000	1,502,194
		28,567,271
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,930,000	4,115,328
Caesars Entertainment, Inc. 8.125% 7/1/27 (d)	8,054,000	7,832,515
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	6,725,000	5,279,125
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	3,110,000	3,055,575
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	2,000,000	1,763,340
MGM Resorts International:
4.75% 10/15/28	175,000	151,731
5.5% 4/15/27	175,000	162,314
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	4,710,000	3,485,400
5.875% 9/1/31 (d)	2,720,000	1,927,448
Station Casinos LLC 4.5% 2/15/28 (d)	390,000	335,985
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,020,000	2,626,796
		30,735,557
Healthcare - 8.0%
1375209 BC Ltd. 9% 1/30/28 (d)	2,883,000	2,789,303
180 Medical, Inc. 3.875% 10/15/29 (d)	2,880,000	2,433,600
AMN Healthcare 4% 4/15/29 (d)	4,020,000	3,459,122
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,435,000	2,054,661
4.625% 7/15/28 (d)	280,000	253,039
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	5,113,000	3,937,010
14% 10/15/30 (d)	1,017,000	582,233
Cano Health, Inc. 6.25% 10/1/28 (d)	3,356,000	2,695,125
Catalent Pharma Solutions 3.5% 4/1/30 (d)	3,195,000	2,579,963
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,300,000	1,124,500
4.25% 5/1/28 (d)	385,000	350,235
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	5,905,000	3,955,937
5.25% 5/15/30 (d)	11,150,000	7,721,375
5.625% 3/15/27 (d)	5,260,000	4,191,536
6% 1/15/29 (d)	3,600,000	2,672,424
6.125% 4/1/30 (d)	5,790,000	2,373,900
6.875% 4/15/29 (d)	5,670,000	2,281,601
8% 3/15/26 (d)	1,150,000	991,875
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	3,610,000	3,044,808
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	1,280,000	925,478
4.625% 6/1/30 (d)	9,570,000	7,461,011
Embecta Corp. 5% 2/15/30 (d)	1,680,000	1,440,197
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	3,780,000	2,953,125
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,600,000	1,398,000
Hologic, Inc.:
3.25% 2/15/29 (d)	3,095,000	2,630,131
4.625% 2/1/28 (d)	125,000	116,875
Jazz Securities DAC 4.375% 1/15/29 (d)	4,810,000	4,268,875
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	1,910,000	1,625,516
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	1,385,000	1,176,969
Option Care Health, Inc. 4.375% 10/31/29 (d)	3,500,000	3,022,530
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	5,440,000	4,791,661
5.125% 4/30/31 (d)	795,000	675,170
Owens & Minor, Inc. 4.5% 3/31/29 (d)	215,000	166,487
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	3,330,000	2,863,800
Radiology Partners, Inc. 9.25% 2/1/28 (d)	4,365,000	2,309,085
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	6,140,000	4,591,122
Teleflex, Inc. 4.25% 6/1/28 (d)	1,275,000	1,153,620
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	4,025,000	3,391,063
4.375% 1/15/30 (d)	3,835,000	3,217,565
4.625% 6/15/28 (d)	10,120,000	8,880,246
6.125% 10/1/28 (d)	11,225,000	9,715,238
6.125% 6/15/30 (d)	4,165,000	3,844,878
6.25% 2/1/27 (d)	1,405,000	1,340,820
		123,451,709
Homebuilders/Real Estate - 4.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	2,060,000	1,547,575
Howard Hughes Corp.:
4.125% 2/1/29 (d)	2,570,000	2,008,530
4.375% 2/1/31 (d)	2,570,000	1,931,098
Kennedy-Wilson, Inc. 4.75% 2/1/30	4,055,000	3,183,175
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	4,520,000	3,109,172
4.625% 8/1/29	1,490,000	1,180,423
5% 10/15/27	11,855,000	10,151,437
Railworks Holdings LP 8.25% 11/15/28 (d)	3,870,000	3,556,678
TopBuild Corp. 4.125% 2/15/32 (d)	4,805,000	3,762,187
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	10,260,000	8,386,994
6.5% 2/15/29 (d)	39,190,000	28,118,804
		66,936,073
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	3,220,000	2,563,925
3.75% 5/1/29 (d)	10,000	8,519
4% 5/1/31 (d)	2,890,000	2,415,889
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	2,965,000	2,610,149
		7,598,482
Insurance - 0.6%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	3,940,000	3,546,473
AmWINS Group, Inc. 4.875% 6/30/29 (d)	3,835,000	3,278,315
AssuredPartners, Inc. 5.625% 1/15/29 (d)	2,915,000	2,397,588
		9,222,376
Leisure - 2.8%
Carnival Corp.:
5.75% 3/1/27 (d)	5,535,000	3,846,825
6% 5/1/29 (d)	6,090,000	4,039,299
6.65% 1/15/28	720,000	458,058
7.625% 3/1/26 (d)	10,780,000	8,106,021
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	295,000	207,887
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	3,145,000	2,729,791
5.875% 3/15/26 (d)	1,585,000	1,297,719
7.75% 2/15/29 (d)	4,040,000	3,213,133
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,390,000	1,080,725
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	5,935,000	4,688,650
5.375% 7/15/27 (d)	2,775,000	2,157,052
5.5% 8/31/26 (d)	4,870,000	3,981,712
5.5% 4/1/28 (d)	5,285,000	4,069,450
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,545,000	1,204,374
Voc Escrow Ltd. 5% 2/15/28 (d)	2,365,000	1,946,963
		43,027,659
Metals/Mining - 0.9%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	125,000	101,106
ERO Copper Corp. 6.5% 2/15/30 (d)	6,975,000	5,109,188
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	2,385,000	2,208,659
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	1,485,000	1,302,739
Mineral Resources Ltd. 8.5% 5/1/30 (d)	2,310,000	2,273,177
PMHC II, Inc. 9% 2/15/30 (d)	4,255,000	2,803,612
		13,798,481
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	1,040,000	788,934
6% 6/15/27 (d)	2,930,000	2,811,540
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	1,405,000	1,333,907
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	515,000	494,513
Glatfelter Corp. 4.75% 11/15/29 (d)	2,885,000	1,857,219
SPA Holdings 3 OY 4.875% 2/4/28 (d)	7,020,000	5,588,724
		12,874,837
Publishing/Printing - 0.2%
News Corp. 5.125% 2/15/32 (d)	3,130,000	2,793,525
Railroad - 0.2%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	4,610,000	3,746,086
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	3,170,000	2,587,513
Garden SpinCo Corp. 8.625% 7/20/30 (d)	740,000	761,131
Yum! Brands, Inc. 4.625% 1/31/32	3,255,000	2,783,123
		6,131,767
Services - 5.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	5,149,000	4,698,463
APX Group, Inc. 6.75% 2/15/27 (d)	2,660,000	2,594,840
Aramark Services, Inc. 5% 2/1/28 (d)	760,000	692,440
ASGN, Inc. 4.625% 5/15/28 (d)	3,260,000	2,898,890
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	3,855,000	3,396,563
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	9,930,000	7,139,333
CoreCivic, Inc.:
4.75% 10/15/27	6,520,000	5,410,040
8.25% 4/15/26	13,298,000	13,492,490
Fair Isaac Corp. 4% 6/15/28 (d)	3,295,000	2,981,448
Gartner, Inc.:
3.625% 6/15/29 (d)	1,645,000	1,398,250
3.75% 10/1/30 (d)	2,345,000	1,969,790
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	8,310,000	7,795,819
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	4,635,000	4,055,625
PowerTeam Services LLC 9.033% 12/4/25 (d)	1,215,000	1,015,327
Service Corp. International:
4% 5/15/31	2,375,000	1,971,779
5.125% 6/1/29	4,160,000	3,874,874
Sotheby's 7.375% 10/15/27 (d)	4,605,000	4,455,338
The GEO Group, Inc. 9.5% 12/31/28 (d)	3,300,000	3,036,000
TriNet Group, Inc. 3.5% 3/1/29 (d)	4,635,000	3,841,256
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	5,720,000	5,333,721
		82,052,286
Steel - 0.4%
Commercial Metals Co. 4.125% 1/15/30	2,495,000	2,096,296
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	4,570,000	4,010,084
		6,106,380
Super Retail - 1.7%
Bath & Body Works, Inc. 6.694% 1/15/27	1,123,000	1,058,428
Carvana Co.:
4.875% 9/1/29 (d)	2,755,000	1,219,088
5.5% 4/15/27 (d)	3,025,000	1,437,566
5.875% 10/1/28 (d)	1,165,000	533,372
EG Global Finance PLC:
6.75% 2/7/25 (d)	4,830,000	4,347,000
8.5% 10/30/25 (d)	2,825,000	2,609,467
LBM Acquisition LLC 6.25% 1/15/29 (d)	2,405,000	1,682,249
Levi Strauss & Co. 3.5% 3/1/31 (d)	3,995,000	3,195,820
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,095,000	1,487,743
7.875% 5/1/29 (d)	1,315,000	733,113
Nordstrom, Inc.:
4.25% 8/1/31	3,440,000	2,497,440
4.375% 4/1/30	2,295,000	1,761,413
Wolverine World Wide, Inc. 4% 8/15/29 (d)	4,356,000	3,441,240
		26,003,939
Technology - 5.0%
Acuris Finance U.S. 5% 5/1/28 (d)	5,565,000	4,507,650
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	1,080,000	842,400
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	3,665,000	3,174,806
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,195,000	1,024,807
4.875% 7/1/29 (d)	1,210,000	1,008,838
Coherent Corp. 5% 12/15/29 (d)	4,115,000	3,530,176
CommScope, Inc.:
4.75% 9/1/29 (d)	2,985,000	2,524,815
6% 3/1/26 (d)	1,445,000	1,393,777
7.125% 7/1/28 (d)	5,020,000	4,251,577
8.25% 3/1/27 (d)	1,610,000	1,429,361
Elastic NV 4.125% 7/15/29 (d)	4,568,000	3,813,937
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	4,020,000	3,551,946
5.95% 6/15/30 (d)	4,375,000	3,992,188
Gartner, Inc. 4.5% 7/1/28 (d)	3,750,000	3,475,238
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	5,045,000	4,010,775
MicroStrategy, Inc. 6.125% 6/15/28 (d)	5,400,000	4,627,098
onsemi 3.875% 9/1/28 (d)	305,000	268,736
Open Text Corp.:
3.875% 2/15/28 (d)	2,350,000	2,011,459
3.875% 12/1/29 (d)	905,000	717,213
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	2,435,000	1,607,983
5.375% 12/1/28 (d)	28,245,000	11,889,450
Roblox Corp. 3.875% 5/1/30 (d)	3,335,000	2,751,375
Sensata Technologies BV 4% 4/15/29 (d)	2,060,000	1,734,932
TTM Technologies, Inc. 4% 3/1/29 (d)	4,365,000	3,645,381
Twilio, Inc. 3.875% 3/15/31	1,550,000	1,264,103
Uber Technologies, Inc. 8% 11/1/26 (d)	4,365,000	4,381,151
		77,431,172
Telecommunications - 8.3%
Altice Financing SA:
5% 1/15/28 (d)	3,785,000	2,992,643
5.75% 8/15/29 (d)	13,520,000	10,674,547
Altice France Holding SA 6% 2/15/28 (d)	8,935,000	5,841,256
Altice France SA:
5.125% 1/15/29 (d)	8,120,000	6,110,300
5.125% 7/15/29 (d)	8,025,000	6,044,229
5.5% 1/15/28 (d)	2,115,000	1,695,532
5.5% 10/15/29 (d)	30,000	22,875
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	23,047,000	19,935,655
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	2,555,000	2,172,349
5.625% 9/15/28 (d)	4,730,000	3,760,539
Consolidated Communications, Inc. 5% 10/1/28 (d)	2,005,000	1,553,584
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	1,595,000	1,395,625
5.875% 10/15/27 (d)	2,480,000	2,281,169
5.875% 11/1/29	3,385,000	2,636,966
6% 1/15/30 (d)	4,935,000	3,859,170
8.75% 5/15/30 (d)	2,825,000	2,885,031
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	2,815,000	2,583,494
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,705,000	3,587,563
4.25% 7/1/28 (d)	4,140,000	3,415,500
Lumen Technologies, Inc. 4.5% 1/15/29 (d)	7,070,000	4,984,014
Millicom International Cellular SA:
4.5% 4/27/31 (d)	2,230,000	1,668,040
5.125% 1/15/28 (d)	531,000	452,113
Sable International Finance Ltd. 5.75% 9/7/27 (d)	130,000	114,563
SBA Communications Corp. 3.125% 2/1/29	3,520,000	2,844,970
Telecom Italia Capital SA:
6% 9/30/34	2,740,000	1,999,460
7.2% 7/18/36	3,910,000	3,044,952
7.721% 6/4/38	850,000	675,750
Uniti Group, Inc. 6% 1/15/30 (d)	8,570,000	5,848,426
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	4,685,000	3,871,621
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	4,595,000	3,656,350
Windstream Escrow LLC 7.75% 8/15/28 (d)	11,260,000	9,743,278
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,320,000	2,564,700
6.125% 3/1/28 (d)	3,695,000	2,457,175
		127,373,439
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	5,130,000	3,921,731
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,230,000	986,198
		4,907,929
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25	2,910,000	2,735,400
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,085,000	1,648,743
Seaspan Corp. 5.5% 8/1/29 (d)	6,300,000	4,852,127
		9,236,270
Utilities - 3.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	2,655,000	2,216,925
4.75% 3/15/28 (d)	1,280,000	1,182,332
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,770,000	2,633,389
InterGen NV 7% 6/30/23 (d)	13,335,000	13,051,631
NRG Energy, Inc.:
3.375% 2/15/29 (d)	2,565,000	2,136,570
3.625% 2/15/31 (d)	120,000	95,492
5.25% 6/15/29 (d)	2,640,000	2,395,800
PG&E Corp.:
5% 7/1/28	4,410,000	3,974,711
5.25% 7/1/30	8,455,000	7,486,860
Pike Corp. 5.5% 9/1/28 (d)	9,140,000	7,804,463
Vistra Operations Co. LLC:
5% 7/31/27 (d)	2,395,000	2,209,388
5.625% 2/15/27 (d)	2,950,000	2,812,176
		47,999,737
TOTAL NONCONVERTIBLE BONDS		1,237,186,191
TOTAL CORPORATE BONDS (Cost $1,533,859,060)		1,282,763,328

Common Stocks - 4.0%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (e)	224,406	1,483,324
Energy - 1.7%
California Resources Corp. warrants 10/27/24 (e)	4,491	63,772
Jonah Energy Parent LLC (c)(e)	203,925	12,969,630
Mesquite Energy, Inc. (c)(e)	204,784	11,351,177
New Fortress Energy, Inc.	41,905	2,307,708
TOTAL ENERGY		26,692,287
Food & Drug Retail - 1.7%
Southeastern Grocers, Inc. (b)(c)(e)	1,184,833	25,627,938
Gaming - 0.3%
Caesars Entertainment, Inc. (e)	88,814	3,883,836
Telecommunications - 0.0%
GTT Communications, Inc. rights (c)(e)	366,387	366,387
Utilities - 0.2%
EQT Corp.	77,300	3,234,232
TOTAL COMMON STOCKS (Cost $54,099,325)		61,288,004

Bank Loan Obligations - 6.7%
	Principal Amount (a)	Value ($)
Broadcasting - 0.4%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 11.208% 5/25/26 (f)(g)(h)	4,602,224	4,410,449
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.458% 8/24/26 (f)(g)(h)	7,341,306	1,424,213
TOTAL BROADCASTING		5,834,662
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (f)(g)(h)	4,635,352	3,214,802
Chemicals - 0.6%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(f)(g)(h)	5,119,400	4,863,430
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 7.9683% 10/4/29 (f)(g)(h)	2,580,000	2,353,605
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (f)(g)(h)	2,700,632	2,454,686
TOTAL CHEMICALS		9,671,721
Energy - 0.6%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (f)(g)(h)	5,764,715	5,215,626
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (f)(g)(h)	3,956,451	3,579,599
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(g)(h)(i)	3,800,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(g)(h)(i)	1,620,000	0
TOTAL ENERGY		8,795,225
Healthcare - 0.0%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7041% 12/13/26 (f)(g)(h)	242,519	229,333
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 10/1/27 (f)(g)(h)	711,380	674,623
TOTAL HEALTHCARE		903,956
Insurance - 0.4%
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.326% 4/25/25 (f)(g)(h)	7,009,338	6,865,507
Leisure - 0.8%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (f)(g)(h)	13,163,274	12,208,936
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.0037% 4/13/29 (f)(g)(h)	3,142,125	3,022,096
Services - 0.9%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 9.5039% 12/10/29 (f)(g)(h)	425,000	359,656
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.2539% 12/10/28 (f)(g)(h)	4,725,457	4,325,116
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 8.493% 6/21/24 (f)(g)(h)	5,384,201	4,647,266
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (f)(g)(h)	4,655,000	4,086,718
TOTAL SERVICES		13,418,756
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.5039% 3/5/28 (f)(g)(h)	3,044,623	2,860,423
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (f)(g)(h)	7,423,090	6,333,752
TOTAL SUPER RETAIL		9,194,175
Technology - 0.9%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.9671% 2/15/29 (f)(g)(h)	8,175,380	7,453,249
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(h)(j)	1,389,130	1,266,429
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.1123% 7/6/29 (f)(g)(h)	880,000	860,385
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.0039% 4/4/26 (f)(g)(h)	3,401,675	3,235,843
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.7539% 8/27/25 (f)(g)(h)	1,221,261	1,204,469
TOTAL TECHNOLOGY		14,020,375
Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (f)(g)(h)	13,526,933	9,314,781
Utilities - 0.5%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7.4787% 8/1/25 (f)(g)(h)	2,040,000	2,023,741
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.8125% 6/23/25 (f)(g)(h)	5,434,890	5,338,420
TOTAL UTILITIES		7,362,161
TOTAL BANK LOAN OBLIGATIONS (Cost $114,821,272)		103,827,153

Other - 0.5%
	Shares	Value ($)
Other - 0.5%
Fidelity Direct Lending Fund, LP (b)(k) (Cost $8,478,269)		8,383,145

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (l) (Cost $62,513,387)	62,500,886	62,513,387

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,773,771,313)	1,518,775,017
NET OTHER ASSETS (LIABILITIES) - 1.7%	26,316,412
NET ASSETS - 100.0%	1,545,091,429

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,061,784 or 3.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,056,190,508 or 68.4% of net assets.

(e)	Non-income producing
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing - Security is in default.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,389,130 and $1,266,429, respectively.

(k)	Affiliated Fund
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 10/31/22	8,478,269

Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 4/01/22	6,243,973

Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 4/01/22	9,777,984

Southeastern Grocers, Inc.	6/25/21 - 4/01/22	22,540,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	119,265,405	525,332,303	582,084,321	866,897	-	-	62,513,387	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	63,228,550	29,854,703	93,083,253	50,159	-	-	-	0.0%
Total	182,493,955	555,187,006	675,167,574	917,056	-	-	62,513,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	5,437,758	3,045,619	-	302,288	-	(100,232)	8,383,145
	5,437,758	3,045,619	-	302,288	-	(100,232)	8,383,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,483,324	1,483,324	-	-
Consumer Discretionary	3,883,836	3,883,836	-	-
Consumer Staples	25,627,938	-	-	25,627,938
Energy	29,926,519	5,605,712	-	24,320,807
Information Technology	366,387	-	-	366,387

Corporate Bonds	1,282,763,328	-	1,256,712,627	26,050,701

Bank Loan Obligations	103,827,153	-	98,963,723	4,863,430

Money Market Funds	62,513,387	62,513,387	-	-
Total Investments in Securities:	1,510,391,872	73,486,259	1,355,676,350	81,229,263

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$27,867,272
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(2,239,334)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$25,627,938
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(2,239,334)
Energy
Beginning Balance	$25,169,419
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(848,612)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$24,320,807
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(848,612)
Corporate Bonds
Beginning Balance	$21,256,578
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	4,794,123
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$26,050,701
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$4,794,123
Other Investments in Securities
Beginning Balance	$5,724,228
Net Realized Gain (Loss) on Investment Securities	(12,299)
Net Unrealized Gain (Loss) on Investment Securities	(158,784)
Cost of Purchases	7,000
Proceeds of Sales	(350,042)
Amortization/Accretion	19,714
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$5,229,817
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(158,784)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,702,779,657)	$1,447,878,485
Fidelity Central Funds (cost $62,513,387)	62,513,387
Other affiliated issuers (cost $8,478,269)	8,383,145

Total Investment in Securities (cost $1,773,771,313)		$1,518,775,017
Cash		46,664
Receivable for investments sold		11,959,102
Receivable for fund shares sold		1,213,727
Dividends receivable		83,716
Interest receivable		22,391,099
Distributions receivable from Fidelity Central Funds		139,278
Prepaid expenses		2,553
Total assets		1,554,611,156
Liabilities
Payable for investments purchased	$8,218,359
Payable for fund shares redeemed	553,130
Distributions payable	12,298
Accrued management fee	694,834
Other payables and accrued expenses	41,106
Total Liabilities		9,519,727
Net Assets		$1,545,091,429
Net Assets consist of:
Paid in capital		$1,964,017,647
Total accumulated earnings (loss)		(418,926,218)
Net Assets		$1,545,091,429
Net Asset Value , offering price and redemption price per share ($1,545,091,429 ÷ 181,381,457 shares)		$8.52

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends (including $302,288 earned from affiliated issuers)		$7,158,579
Interest		46,814,425
Income from Fidelity Central Funds (including $50,159 from security lending)		917,056
Total Income		54,890,060
Expenses
Management fee	$4,898,755
Custodian fees and expenses	8,978
Independent trustees' fees and expenses	3,302
Registration fees	39,851
Audit	45,114
Legal	476,098
Miscellaneous	8,304
Total expenses before reductions	5,480,402
Expense reductions	(19,454)
Total expenses after reductions		5,460,948
Net Investment income (loss)		49,429,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(111,628,260)
Total net realized gain (loss)		(111,628,260)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(43,944,537)
Affiliated issuers	(100,232)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(44,044,768)
Net gain (loss)		(155,673,028)
Net increase (decrease) in net assets resulting from operations		$(106,243,916)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	For the period May 13, 2021 (commencement of operations) through April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,429,112	$111,531,249
Net realized gain (loss)	(111,628,260)	(57,116,764)
Change in net unrealized appreciation (depreciation)	(44,044,768)	(210,951,527)
Net increase (decrease) in net assets resulting from operations	(106,243,916)	(156,537,042)
Distributions to shareholders	(43,439,102)	(112,706,158)
Share transactions
Proceeds from sales of shares	176,643,835	5,413,238,176
Reinvestment of distributions	43,358,542	112,444,143
Cost of shares redeemed	(1,006,593,339)	(2,775,073,710)
Net increase (decrease) in net assets resulting from share transactions	(786,590,962)	2,750,608,609
Total increase (decrease) in net assets	(936,273,980)	2,481,365,409

Net Assets
Beginning of period	2,481,365,409	-
End of period	$1,545,091,429	$2,481,365,409

Other Information
Shares
Sold	20,196,413	543,016,881
Issued in reinvestment of distributions	4,997,877	11,438,350
Redeemed	(114,892,062)	(283,376,002)
Net increase (decrease)	(89,697,772)	271,079,229

Financial Highlights
Fidelity® SAI High Income Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.242	.388
Net realized and unrealized gain (loss)	(.659)	(.879)
Total from investment operations	(.417)	(.491)
Distributions from net investment income	(.213)	(.345)
Distributions from net realized gain	-	(.014)
Total distributions	(.213)	(.359)
Net asset value, end of period	$8.52	$9.15
Total Return D,E	(4.57)%	(5.10)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61% H	.60% H
Expenses net of fee waivers, if any	.61% H	.60% H
Expenses net of all reductions	.61% H	.60% H
Net investment income (loss)	5.48% H	4.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,545,091	$2,481,365
Portfolio turnover rate I	15% H	59% H,J

A For the period May 13, 2021 (commencement of operations) through April 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity SAI High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Direct Lending Fund, LP.
The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annualized expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$50,315,132	Recovery value	Recovery value	$1.00	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8-3.9/3.5	Increase
			Daily production multiple ($/Million cubic feet per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.9	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reverse risk rate	50.0%-95.0%/72.5%	Increase
Corporate Bonds	$26,050,701	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.8	Increase
			Daily production multiple ($/Million cubic feet per day)	$22,500.00	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.8	Increase
			Enterprise Value/Proved Reserves multiple	5.9	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reserve risk rate	50.0%-95.0%/72.5%	Increase
Bank Loan Obligations	$4,863,430	Recovery value	Recovery Value	$0.00	Increase
		Indicative market price	Evaluated bid	$95.00	Increase
A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,932,905
Gross unrealized depreciation	(273,933,326)
Net unrealized appreciation (depreciation)	$(251,000,421)
Tax cost	$1,769,775,438
The Fund elected to defer to its next fiscal year approximately $61,630,581 of capital losses recognized during the period November 1, 2021 to April 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity SAI High Income Fund	Fidelity Direct Lending Fund, LP	$11,521,731
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI High Income Fund	124,321,400	851,609,155
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI High Income Fund	$55

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI High Income Fund	-	1,406,756	60,742

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI High Income Fund	418,596,053	4,188,784,329

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI High Income Fund	$1,741
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI High Income Fund	$4,985	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,649.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $17,805.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI High Income Fund	24%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® SAI High Income Fund	.61%
Actual		$ 1,000	$ 954.30	$ 3.00
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the  period of the fund's operations ended September 30, 2021 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ending September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the fund ranked below the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The fund's mapped group is dominated by domestic high income funds, while the fund has a global high yield objective. When the fund is compared to an ASPG of funds with a similar global high yield objective, the fund is below the ASPG median.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profit was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation  of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9901442.101
SAH-SANN-1222

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2022